UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-CSR
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CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBER 811-3967

FIRST INVESTORS INCOME FUNDS
(Exact name of registrant as specified in charter)

110 Wall Street
New York, NY 10005
(Address of principal executive offices) (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
Raritan Plaza I
Edison, NJ 08837-3620
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-212-858-8000

DATE OF FISCAL YEAR END: SEPTEMBER 30, 2012

DATE OF REPORTING PERIOD: MARCH 31, 2012

Item 1. Reports to Stockholders

The semi-annual report to stockholders follows

First Investors

SEMI-ANNUAL REPORT

INCOME FUNDS

- Cash Management
- Government
- Investment Grade
- Fund For Income

EQUITY FUNDS

March 31, 2012

FOREWORD

This report is for the information of the shareholders of the Funds. It is the policy of each Fund described in this report to mail only one copy of a Fund’s prospectus, annual report, semi-annual report and proxy statements to all shareholders who share the same mailing address and share the same last name and have invested in a Fund covered by the same document. You are deemed to consent to this policy unless you specifically revoke this policy and request that separate copies of such documents be mailed to you. In such case, you will begin to receive your own copies within 30 days after our receipt of the revocation. You may request that separate copies of these disclosure documents be mailed to you by writing to us at: Administrative Data Management Corp., Raritan Plaza I, Edison, NJ 08837-3620 or calling us at 1-800-423-4026.

The views expressed in the Market Overview reflect those views of the Director of Equities and Director of Fixed Income of First Investors Management Company, Inc. through the end of the period covered. Any such views are subject to change at any time based upon market or other conditions and we disclaim any responsibility to update such views. These views may not be relied on as investment advice.

You may obtain a free prospectus for any of the Funds by contacting your representative, calling 1-800-423-4026, writing to us at the following address: First Investors Corporation, 110 Wall Street, New York, NY 10005, or by visiting our website at www.firstinvestors.com. You should consider the investment objectives, risks, charges and expenses of a Fund carefully before investing. The prospectus contains this and other information about the Fund, and should be read carefully before investing.

An investment in a Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although the Cash Management Fund seeks to preserve a net asset value at $1.00 per share, it is possible to lose money by investing in it, just as it is possible to lose money by investing in any of the other Funds. Past performance is no guarantee of future results.

A Statement of Additional Information (“SAI”) for any of the Funds may also be obtained, without charge, upon request by calling 1-800-423-4026, writing to us at our address or by visiting our website listed above. The SAI contains more detailed information about the Funds, including information about their Trustees.

Market Overview
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Dear Investor:

During the six-month reporting period ending March 31, 2012, the U.S. economy continued to show signs of recovery with promising readings on unemployment, manufacturing and housing. In mid-December, jobless claims fell to their lowest level since April 2008 and the unemployment rate ended the month at 8.5%, a drop of more than half a percentage point.

The economy ended the year with its best quarter of growth in 2011, up 3%. 2012 began with strong hiring trends, the best in two years. That momentum carried through the first quarter of 2012, as the unemployment rate fell to 8.2%, a three-year low, and consumer and business spending continued to advance.

Bond Markets

The broad bond market gained 1.5% during the reporting period, according to Bank of America Merrill Lynch US Broad Market Index. Most of that gain occurred in the fourth quarter as Treasury rates were little changed and stronger-than-expected economic growth and some progress in dealing with the European sovereign debt crisis allowed riskier markets to have a strong showing. High yield bonds delivered a 6.2% return, their best quarter in more than a year. Investment grade corporate bonds gained 1.8%. The sector’s return was held back by financial issuers, which were up only 1.1%. Higher quality bonds had moderate returns with mortgage-backed bonds and Treasury securities both up 0.9%. In the first quarter of 2012, the broad bond market gained only 0.4%, according to Bank of America Merrill Lynch US Broad Market Index, as interest rates moved higher. Most of the increase in rates occurred in March as the Federal Reserve (the “Fed”) upgraded its outlook for the economy based on better economic data. As well, aggressive actions by the European Central Bank to bolster European banks, and the successful restructuring of Greece’s debt stabilized — for now — the European sovereign debt crisis. In turn, this decreased the safe haven appeal of U.S. Treasuries and contributed to the rise in interest rates.

On the other hand, riskier assets benefited from the better news on the economy and Europe. High yield bonds gained 5.2%, as default rates remained low and investment grade corporate bonds returned 2.4% for the quarter. Mortgage-backed bonds gained only 0.6% as prepayments increased in response to both record low mortgage rates and U.S. government programs to encourage homeowners to refinance. Lastly, Treasury securities, which are the most sensitive to moves in interest rates, fell 1.3% due to the increase in interest rates.

Equity Markets

Overall, a strong fourth quarter pushed large company stocks into the black for 2011, with the broader S&P 500 Index finishing the year with a small gain (on a total return basis) after being down nearly 13% for the year as recently as October.

1

Market Overview (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Stocks continued to rally for a third month in a row to start 2012, and finished the first quarter near multi-year highs for the U.S. market. Continued improvements in domestic economic data supported the case for a moderate recovery. The labor market in particular posted solid gains, a key factor influencing investor perceptions. This has precipitated a move by investors into higher risk assets like equities on the belief that the recovery may be self-sustaining. During March, the markets reacted positively as consumer-led auto and retail sales and pending home sales showed improvements during the month. Europe continues to struggle economically, but the Greek debt restructuring was approved in time, and no longer seems to weigh on the markets.

For the equities market in general most sectors generated positive returns, as investors continued to embrace risk during the start of 2012. Top sectors were financials (+7.3%), technology (+5.0%) and consumer discretionary (+4.4%). Energy was the only sector posting a negative return, at -3.4%. Defensive areas lagged. Among styles, growth outperformed value for the reporting period, while dividend-paying and higher-quality stocks underperformed overall as well.

A Look Ahead

Monetary policy remains accommodative, as the Fed reiterated its commitment toward low rates. Upcoming corporate earnings reports will provide a good insight into the direction of the equity markets, and expectations remain muted. Analysts have been revising estimates lower on weak European demand, and higher raw materials prices. The overall bar has been set pretty low, as growth is forecast to decelerate to a sluggish 1-2% year-over-year. Company fundamentals remain in solid shape though, with solid cash flow and cash balances exceeding $1.5 trillion.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

2

This Market Overview is not part of the Funds’ financial report and is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds, unless preceded or accompanied by an effective prospectus. The Market Overview reflects conditions through the end of the period as stated on the cover. Market conditions are subject to change. This Market Overview may not be relied upon as investment advice or as an indication of current or future trading intent on behalf of any Fund.

There are a variety of risks associated with investing in mutual funds. For stock funds, the risks include market risk (the risk that the entire stock market will decline because of an event such as deterioration in the economy or a rise in interest rates), as well as special risks associated with investing in certain types of stock funds, such as small-cap, global and international funds. For bond funds, the risks include interest rate risk and credit risk. Interest rate risk is the risk that bonds will decrease in value as interest rates rise. As a general matter, longer-term bonds fluctuate more than shorter-term bonds in reaction to changes in interest rates. Credit risk is the risk that bonds will decline in value as the result of a decline in the credit rating of the bonds or the economy as a whole, or that the issuer will be unable to pay interest and/or principal when due. There are also special risks associated with investing in certain types of bond funds, including liquidity risk and prepayment and extension risk. You should consult your prospectus for a precise explanation of the risks associated with your Fund.

3

Understanding Your Fund’s Expenses (unaudited)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only) and a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples are based on an investment of $1,000 in each Fund at the beginning of the period, October 1, 2011, and held for the entire six-month period ended March 31, 2012. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These amounts help you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expenses you paid on your account during this period, simply divide your ending account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period”.

Hypothetical Expenses Example:

These amounts provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expenses example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

4

Fund Expenses (unaudited)
CASH MANAGEMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,000.00	$0.45
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,024.55	$0.46

Expense Example – Class B Shares
Actual	$1,000.00	$1,000.00	$0.45
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,024.55	$0.46

* Expenses are equal to the annualized expense ratio of .09% for Class A shares and .09% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived and/or assumed.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total value of investments.

5

Portfolio of Investments
CASH MANAGEMENT FUND
March 31, 2012

Principal		Interest
Amount	Security	Rate	*	Value
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—32.4%
	Fannie Mae:
$ 2,125M	4/4/12	0.04%		$ 2,124,993
4,000M	5/15/12	0.09		3,999,560
	Federal Home Loan Bank:
2,500M	5/25/12	0.10		2,499,625
1,000M	7/18/12	0.12		999,640
1,200M	7/20/12	0.12		1,199,560
	Freddie Mac:
2,000M	4/9/12	0.03		1,999,987
1,060M	4/9/12	0.04		1,059,991
8,000M	5/22/12	0.09		7,998,980
4,000M	5/29/12	0.09		3,999,452
3,696M	6/18/12	0.11		3,695,119
2,950M	7/11/12	0.10		2,949,172
3,200M	7/16/12	0.12		3,198,869
1,000M	7/20/12	0.13		999,618
7,600M	8/21/12	0.14		7,595,953
Total Value of U.S. Government Agency Obligations (cost $44,320,519)				44,320,519
	CORPORATE NOTES—26.3%
1,000M	Abbott Laboratories, 4/24/12 (a)	0.09		999,942
6,000M	Dell, Inc., 5/30/12 (a)	0.16		5,998,427
3,000M	Johnson & Johnson, 5/7/12 (a)	0.06		2,999,820
5,000M	Merck & Co., Inc., 5/21/12 (a)	0.12		4,999,167
6,000M	PepsiCo, Inc., 4/23/12 (a)	0.09		5,999,670
5,000M	Pfizer, Inc., 4/19/12 (a)	0.11		4,999,725
4,000M	Procter & Gamble Co., 4/5/12 (a)	0.08		3,999,964
	Wal-Mart Stores, Inc.:
5,000M	4/27/12 (a)	0.10		4,999,639
1,000M	5/17/12 (a)	0.09		999,885
Total Value of Corporate Notes (cost $35,996,239)				35,996,239

6

Principal		Interest
Amount	Security	Rate *	Value
	VARIABLE AND FLOATING RATE NOTES—26.0%
	Federal Farm Credit Bank:
$ 7,000M	8/8/12	0.23%	$ 7,000,753
3,000M	9/24/12	0.19	2,999,139
5,100M	3/6/13	0.24	5,100,710
5,000M	Federal Home Loan Bank, 6/22/12	0.14	4,999,545
1,290M	Freddie Mac, 10/12/12	0.27	1,290,624
5,700M	Mississippi Business Finance Corp.
	(Chevron USA, Inc.), 12/1/30	0.17	5,700,000
2,595M	University of Oklahoma Hospital Rev. Series “B”,
	8/15/21 (LOC: Bank of America)	0.30	2,595,000
5,835M	Valdez, Alaska Marine Terminal Rev.
	(Exxon Pipeline Co., Project B), 12/1/33	0.16	5,835,000
Total Value of Variable and Floating Rate Notes (cost $35,520,771)			35,520,771
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—15.4%
	U.S. Treasury Bills:
5,000M	4/12/12	0.05	4,999,931
6,000M	4/19/12	0.05	5,999,865
3,000M	4/26/12	0.08	2,999,844
2,000M	4/26/12	0.09	1,999,869
5,000M	8/9/12	0.11	4,998,014
Total Value of Short-Term U.S. Government Obligations (cost $20,997,523)			20,997,523
Total Value of Investments (cost $136,835,052)**		100.1%	136,835,052
Excess of Liabilities Over Other Assets		(.1)	(204,188)
Net Assets		100.0%	$136,630,864

* The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at March 31, 2012.

** Aggregate cost for federal income tax purposes is the same.

(a) Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

Summary of Abbreviations:
LOC Letters of Credit

7

Portfolio of Investments (continued)
CASH MANAGEMENT FUND
March 31, 2012

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
U.S. Government Agency
Obligations	$—	$44,320,519	$—	$44,320,519
Corporate Notes	—	35,996,239	—	35,996,239
Variable and Floating Rate Notes:
U.S. Government Agency
Obligations	—	21,390,771	—	21,390,771
Municipal Bonds	—	8,295,000	—	8,295,000
Corporate Notes	—	5,835,000	—	5,835,000
Short-Term U.S. Government
Obligations	—	20,997,523	—	20,997,523
Total Investments in Securities	$—	$136,835,052	$—	$136,835,052

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2012.

8	See notes to financial statements

Fund Expenses (unaudited)

GOVERNMENT FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,012.69	$5.53
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.50	$5.55

Expense Example – Class B Shares
Actual	$1,000.00	$1,009.32	$9.04
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.00	$9.07

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.80% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total value of investments.

9

Portfolio of Investments
GOVERNMENT FUND
March 31, 2012

Principal
Amount	Security	Value
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—99.0%
	Fannie Mae—4.8%
$ 7,800M	5%, 8/1/2039 – 11/1/2039	$ 8,533,492
8,371M	5.5%, 7/1/2033 – 10/1/2039	9,230,982
		17,764,474
	Government National Mortgage Association I
	Program—92.8%
35,582M	4%, 8/15/2040 – 1/15/2042	38,303,783
130,810M	4.5%, 9/15/2033 – 8/15/2041	142,904,967
69,384M	5%, 6/15/2033 – 6/15/2040	77,055,753
37,561M	5.5%, 3/15/2033 – 10/15/2039	42,315,371
33,133M	6%, 3/15/2031 – 5/15/2040	37,755,716
2,469M	6.5%, 6/15/2034 – 3/15/2038	2,848,069
3,737M	7%, 6/15/2023 – 4/15/2034	4,460,860
		345,644,519
	Government National Mortgage Association II
	Program—1.4%
5,001M	4%, 3/20/2042	5,374,982
Total Value of Residential Mortgage-Backed Securities
(cost $351,989,414)	99.0%	368,783,975
Other Assets, Less Liabilities	1.0	3,849,254
Net Assets	100.0%	$ 372,633,229

10

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Residential Mortgage-Backed
Securities	$—	$368,783,975	$—	$368,783,975

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2012.

See notes to financial statements	11

Fund Expenses (unaudited)
INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,044.78	$5.57
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,019.55	$5.50

Expense Example – Class B Shares
Actual	$1,000.00	$1,040.35	$9.13
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.05	$9.02

*Expenses are equal to the annualized expense ratio of 1.09% for Class A shares and 1.79% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total value of investments.

12

Portfolio of Investments
INVESTMENT GRADE FUND
March 31, 2012

Principal
Amount	Security	Value
	CORPORATE BONDS—97.5%
	Aerospace/Defense—.4%
$ 1,800M	BAE Systems Holdings, Inc., 4.95%, 2014 (a)	$ 1,895,810
	Agriculture—.7%
2,725M	Cargill, Inc., 6%, 2017 (a)	3,248,522
	Automotive—.8%
4,000M	Daimler Finance NA, LLC, 2.95%, 2017 (a)	4,150,324
	Chemicals—1.7%
3,000M	Chevron Phillips Chemicals Co., LLC, 8.25%, 2019 (a)	3,934,542
4,000M	Dow Chemical Co., 4.25%, 2020	4,200,652
		8,135,194
	Consumer Durables—1.5%
2,100M	Black & Decker Corp., 5.75%, 2016	2,420,645
1,550M	Newell Rubbermaid, Inc., 4.7%, 2020	1,649,887
3,000M	Stanley Black & Decker, 5.2%, 2040	3,185,856
		7,256,388
	Energy—11.3%
3,900M	Canadian Oil Sands, Ltd., 7.75%, 2019 (a)	4,761,530
4,800M	DCP Midstream, LLC, 9.75%, 2019 (a)	6,142,598
5,000M	Enbridge Energy Partners, LP, 4.2%, 2021	5,220,835
500M	EnCana Corporation, 3.9%, 2021	487,715
3,593M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014 (a)	3,846,068
4,000M	Nabors Industries, Inc., 6.15%, 2018	4,673,428
5,000M	Petrobras International Finance Co., 5.375%, 2021	5,408,695
4,100M	Reliance Holdings USA, Inc., 4.5%, 2020 (a)	3,960,744
5,800M	Spectra Energy Capital, LLC, 6.2%, 2018	6,783,030
4,400M	Suncor Energy, Inc., 6.85%, 2039	5,697,886
2,700M	Valero Energy Corp., 9.375%, 2019	3,541,317
4,000M	Weatherford International, Inc., 6.35%, 2017	4,624,152
		55,147,998
	Financial Services—13.4%
2,250M	Aflac, Inc., 8.5%, 2019	2,940,827
6,000M	American Express Co., 7%, 2018	7,375,116
2,000M	American International Group, Inc., 4.875%, 2016	2,117,634
3,800M	Berkshire Hathaway, Inc., 3.4%, 2022	3,843,331
4,000M	BlackRock, Inc., 5%, 2019	4,582,680

13

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2012

Principal
Amount	Security	Value
	Financial Services (continued)
$ 3,260M	CoBank, ACB, 7.875%, 2018 (a)	$ 3,902,797
1,800M	Compass Bank, 6.4%, 2017	1,850,420
	ERAC USA Finance Co.:
2,955M	5.9%, 2015 (a)	3,323,873
2,950M	6.375%, 2017 (a)	3,389,523
4,000M	FUEL Trust, 4.207%, 2016 (a)	4,108,896
	General Electric Capital Corp.:
4,000M	5.625%, 2017	4,662,296
2,700M	5.5%, 2020	3,067,413
4,000M	Glencore Funding, LLC, 6%, 2014 (a)	4,281,796
	Harley-Davidson Funding Corp.:
3,800M	5.75%, 2014 (a)	4,145,716
2,100M	6.8%, 2018 (a)	2,457,817
4,000M	Protective Life Corp., 7.375%, 2019	4,433,100
4,600M	Prudential Financial Corp., 4.75%, 2015	4,997,339
		65,480,574
	Financials—18.1%
	Bank of America Corp.:
1,900M	5.65%, 2018	2,030,866
1,800M	5%, 2021	1,806,048
900M	5.875%, 2042	898,282
2,700M	Barclays Bank, PLC, 5.125%, 2020	2,828,606
3,168M	Bear Stearns Cos., Inc., 7.25%, 2018	3,824,711
	Citigroup, Inc.:
3,400M	6.375%, 2014	3,691,043
6,800M	6.125%, 2017	7,599,020
3,000M	Fifth Third Bancorp, 3.5%, 2022	2,937,390
	Goldman Sachs Group, Inc.:
6,000M	6.15%, 2018	6,479,916
900M	5.75%, 2022	927,597
1,600M	6.125%, 2033	1,591,838
2,750M	6.75%, 2037	2,694,989
	JPMorgan Chase & Co.:
6,000M	6%, 2018	6,949,482
2,000M	4.5%, 2022	2,084,802
	Merrill Lynch & Co., Inc.:
4,000M	5%, 2015	4,175,696
3,600M	6.4%, 2017	3,930,433
1,800M	Mizuho Corporate Bank, Ltd., 2.55%, 2017 (a)	1,801,906

14

Principal
Amount	Security	Value
	Financials (continued)
	Morgan Stanley:
$ 5,800M	5.95%, 2017	$ 5,978,843
5,000M	6.625%, 2018	5,271,570
1,000M	PNC Funding Corp., 3.3%, 2022	991,367
6,000M	SunTrust Banks, Inc., 6%, 2017	6,750,114
5,000M	UBS AG, 4.875%, 2020	5,205,335
	Wells Fargo & Co.:
4,000M	5.625%, 2017	4,640,856
1,800M	4.6%, 2021	1,933,925
1,800M	3.5%, 2022	1,775,729
		88,800,364
	Food/Beverage/Tobacco—7.8%
4,000M	Altria Group, Inc., 9.7%, 2018	5,442,356
4,000M	Anheuser-Busch InBev Worldwide, Inc., 5.375%, 2020	4,708,416
2,700M	Bottling Group, LLC, 5.125%, 2019	3,159,065
1,980M	Bunge Limited Finance Corp., 5.35%, 2014	2,101,028
4,000M	Corn Products International, Inc., 4.625%, 2020	4,226,564
4,000M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018	4,956,268
4,000M	Lorillard Tobacco Co., 6.875%, 2020	4,707,304
4,000M	Philip Morris International, Inc., 5.65%, 2018	4,773,756
4,000M	SABMiller Holdings, Inc., 3.75%, 2022 (a)	4,077,744
		38,152,501
	Forest Products/Container—.6%
2,200M	International Paper Co., 9.375%, 2019	2,910,761
	Health Care—2.7%
	Aristotle Holding, Inc.:
2,700M	4.75%, 2021 (a)	2,895,194
1,350M	3.9%, 2022 (a)	1,367,288
4,000M	Biogen IDEC, Inc., 6.875%, 2018	4,882,540
2,400M	Novartis, 5.125%, 2019	2,815,231
1,000M	Roche Holdings, Inc., 6%, 2019 (a)	1,221,271
		13,181,524
	Information Technology—5.9%
3,000M	Cisco Systems, Inc., 4.95%, 2019	3,468,432
3,500M	Corning, Inc., 4.75%, 2042	3,402,665
3,000M	Dell, Inc., 5.875%, 2019	3,566,625
4,000M	Harris Corp., 4.4%, 2020	4,163,200

15

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2012

Principal
Amount	Security	Value
	Information Technology (continued)
$ 8,000M	Motorola Solutions, Inc., 6%, 2017	$ 9,272,872
	Pitney Bowes, Inc.:
900M	5%, 2015	957,489
4,000M	5.75%, 2017	4,219,900
		29,051,183
	Manufacturing—3.0%
2,700M	General Electric Co., 5.25%, 2017	3,126,344
4,000M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018	4,892,480
3,200M	Johnson Controls, Inc., 5%, 2020	3,604,893
2,725M	Tyco Electronics Group SA, 6.55%, 2017	3,230,079
		14,853,796
	Media-Broadcasting—4.5%
3,950M	British Sky Broadcasting Group, PLC, 9.5%, 2018 (a)	5,353,012
	Comcast Corp.:
4,000M	5.15%, 2020	4,609,568
3,100M	6.95%, 2037	3,937,927
4,500M	DirecTV Holdings, LLC, 5.15%, 2042 (a)	4,400,303
3,000M	Time Warner Cable, Inc., 6.75%, 2018	3,665,088
		21,965,898
	Media-Diversified—.9%
	McGraw-Hill Cos., Inc.:
1,800M	5.9%, 2017	2,108,741
2,300M	6.55%, 2037	2,458,599
		4,567,340
	Metals/Mining—5.9%
4,000M	Alcoa, Inc., 6.15%, 2020	4,312,988
4,000M	ArcelorMittal, 6.125%, 2018	4,208,212
3,800M	Newmont Mining Corp., 5.125%, 2019	4,269,581
5,000M	Rio Tinto Finance USA, Ltd., 3.75%, 2021	5,172,055
	Vale Overseas, Ltd.:
4,000M	5.625%, 2019	4,490,096
2,000M	4.375%, 2022	2,018,892
4,000M	Xstrata Canada Financial Corp., 4.95%, 2021 (a)	4,198,600
		28,670,424

16

Principal
Amount	Security	Value
	Real Estate Investment Trusts—5.6%
$ 5,000M	Boston Properties, LP, 5.875%, 2019	$ 5,739,795
3,000M	Digital Realty Trust, LP, 5.25%, 2021	3,098,721
5,000M	HCP, Inc., 5.375%, 2021	5,397,430
4,000M	ProLogis, LP, 6.625%, 2018	4,559,176
4,000M	Simon Property Group, LP, 5.75%, 2015	4,514,268
4,000M	Ventas Realty, LP, 4.75%, 2021	4,043,304
		27,352,694
	Retail-General Merchandise—1.5%
2,500M	GAP, Inc., 5.95%, 2021	2,527,235
4,000M	Home Depot, Inc., 5.875%, 2036	4,809,332
		7,336,567
	Telecommunications—3.5%
3,700M	BellSouth Corp., 6.55%, 2034	4,236,696
1,200M	BellSouth Telecommmunications, 6.375%, 2028	1,364,369
3,000M	Deutsche Telekom International Finance BV, 4.875%, 2042 (a)	2,844,894
3,300M	GTE Corp., 6.84%, 2018	4,035,636
4,045M	Verizon New York, Inc., 7.375%, 2032	4,810,350
		17,291,945
	Transportation—1.6%
3,000M	Con-way, Inc., 7.25%, 2018	3,434,079
4,000M	GATX Corp., 8.75%, 2014	4,555,712
		7,989,791
	Utilities—5.3%
4,000M	Arizona Public Service Co., 4.5%, 2042	3,935,672
3,000M	E.ON International Finance BV, 5.8%, 2018 (a)	3,499,743
1,900M	Electricite de France SA, 6.5%, 2019 (a)	2,224,697
4,000M	Exelon Generation Co., LLC, 6.2%, 2017	4,699,612
	Great River Energy Co.:
602M	5.829%, 2017 (a)	654,332
3,700M	4.478%, 2030 (a)	3,901,746
3,000M	Ohio Power Co., 5.375%, 2021	3,447,552
2,561M	Sempra Energy, 9.8%, 2019	3,492,100
		25,855,454

17

Portfolio of Investments (continued)
INVESTMENT GRADE FUND
March 31, 2012

Principal
Amount	Security		Value
	Waste Management—.8%
$ 3,755M	Republic Services, Inc., 3.8%, 2018		$ 4,037,376
Total Value of Corporate Bonds (cost $439,454,454)		97.5%	477,332,428
Other Assets, Less Liabilities		2.5	12,272,300
Net Assets		100.0%	$489,604,728

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds*	$—	$477,332,428	$—	$477,332,428

* The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2012.

18	See notes to financial statements

Fund Expenses (unaudited)

FUND FOR INCOME

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,116.95	$6.67
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.70	$6.36

Expense Example – Class B Shares
Actual	$1,000.00	$1,113.48	$10.36
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.20	$9.87

*Expenses are equal to the annualized expense ratio of 1.26% for Class A shares and 1.96% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total value of investments.

19

Portfolio of Investments
FUND FOR INCOME
March 31, 2012

Principal
Amount	Security	Value
	CORPORATE BONDS—97.0%
	Automotive—4.0%
$ 4,425M	Chrysler Group, LLC/CG Co. – Issuer, Inc., 8.25%, 2021	$ 4,491,375
3,000M	Cooper Tire & Rubber Co., 8%, 2019	3,258,750
2,825M	Cooper-Standard Automotive, Inc., 8.5%, 2018	3,051,000
3,950M	Exide Technologies, 8.625%, 2018	3,327,875
2,525M	Ford Motor Co., 6.625%, 2028	2,815,920
3,325M	Jaguar Land Rover, PLC, 7.75%, 2018 (a)	3,424,750
2,100M	Oshkosh Corp., 8.5%, 2020	2,296,875
		22,666,545
	Building Materials—2.4%
2,650M	Associated Materials, LLC, 9.125%, 2017	2,590,375
	Building Materials Corp.:
3,625M	6.875%, 2018 (a)	3,828,906
1,375M	7.5%, 2020 (a)	1,464,375
2,475M	Griffon Corp., 7.125%, 2018	2,570,906
3,700M	Texas Industries, Inc., 9.25%, 2020	3,570,500
		14,025,062
	Capital Goods—.5%
2,650M	Belden CDT, Inc., 9.25%, 2019	2,928,250
	Chemicals—4.6%
2,950M	Ferro Corp., 7.875%, 2018	3,023,750
1,050M	Ineos Finance, PLC, 8.375%, 2019 (a)	1,113,000
2,775M	Kinove German Bondco GmbH, 9.625%, 2018 (a)	2,899,875
2,025M	Lyondell Chemical Co., 11%, 2018	2,247,750
	LyondellBasell Industries NV:
1,200M	5%, 2019 (a)(b)	1,203,000
1,250M	6%, 2021 (a)	1,318,750
1,100M	5.75%, 2024 (a)(b)	1,100,000
2,575M	Polymer Group, Inc., 7.75%, 2019	2,723,063
1,375M	PolyOne Corp., 7.375%, 2020	1,460,938
5,075M	Rhodia SA, 6.875%, 2020 (a)	5,607,875
	Solutia, Inc.:
2,125M	8.75%, 2017	2,419,844
1,275M	7.875%, 2020	1,501,313
		26,619,158

20

Principal
Amount	Security	Value
	Consumer Non-Durables—1.4%
$ 3,200M	Easton-Bell Sports, Inc., 9.75%, 2016	$ 3,556,000
	Levi Strauss & Co.:
400M	8.875%, 2016	414,004
925M	7.625%, 2020	982,813
3,025M	Phillips Van-Heusen Corp., 7.375%, 2020	3,350,188
		8,303,005
	Energy—15.9%
	AmeriGas Finance, LLC:
425M	6.75%, 2020	432,437
1,500M	7%, 2022	1,533,750
	Basic Energy Services, Inc.:
450M	7.125%, 2016	459,000
1,025M	7.75%, 2019	1,055,750
	Berry Petroleum Co.:
2,925M	8.25%, 2016	3,052,969
2,475M	6.375%, 2022	2,549,250
	Chesapeake Energy Corp.:
2,650M	7.25%, 2018	2,842,125
125M	6.625%, 2020	127,812
1,350M	Chesapeake Midstream Partners, LP, 6.125%, 2022 (a)	1,366,875
2,300M	Concho Resources, Inc., 8.625%, 2017	2,530,000
	Consol Energy, Inc.:
1,875M	8%, 2017	1,964,062
3,700M	8.25%, 2020	3,885,000
	Copano Energy, LLC:
500M	7.75%, 2018	526,250
2,775M	7.125%, 2021	2,934,562
3,800M	Crosstex Energy, LP, 8.875%, 2018	4,056,500
1,775M	Denbury Resources, Inc., 8.25%, 2020	1,992,437
2,750M	El Paso Corp., 6.5%, 2020	3,041,464
1,575M	El Paso Pipeline Partners Operating Co., LLC, 5%, 2021	1,640,941
750M	Encore Acquisition Co., 9.5%, 2016	828,750
2,450M	Expro Finance Luxembourg SCA, 8.5%, 2016 (a)	2,370,375
	Ferrellgas Partners, LP:
3,450M	9.125%, 2017	3,622,500
1,563M	8.625%, 2020	1,422,330
3,975M	Forest Oil Corp., 7.25%, 2019	3,925,312
3,375M	Genesis Energy, LP, 7.875%, 2018	3,459,375
3,875M	Hilcorp Energy I, LP, 8%, 2020 (a)	4,204,375

21

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2012

Principal
Amount	Security	Value
	Energy (continued)
	Inergy, LP:
$ 2,475M	7%, 2018	$ 2,425,500
715M	6.875%, 2021	691,763
2,175M	Kodiak Oil & Gas Corp., 8.125%, 2019 (a)	2,302,781
3,975M	Linn Energy, LLC, 6.25%, 2019 (a)	3,860,719
2,450M	Murray Energy Corp., 10.25%, 2015 (a)	2,394,875
450M	Newfield Exploration Co., 7.125%, 2018	475,875
	Penn Virginia Corp.:
925M	10.375%, 2016	911,125
500M	7.25%, 2019	432,500
2,600M	PetroBakken Energy, Ltd., 8.625%, 2020 (a)	2,717,000
1,525M	Petrohawk Energy Corp., 10.5%, 2014	1,706,094
	Quicksilver Resources, Inc.:
1,075M	8.25%, 2015	1,069,625
2,100M	11.75%, 2016	2,231,250
2,100M	9.125%, 2019	2,058,000
1,475M	SandRidge Energy, Inc., 7.5%, 2021	1,460,250
1,600M	SESI, LLC, 6.375%, 2019	1,704,000
	SM Energy Co.:
600M	6.625%, 2019	639,000
1,175M	6.5%, 2021	1,257,250
1,350M	Transocean, Inc., 5.05%, 2016	1,447,266
4,150M	Vanguard Natural Resources, LLC, 7.875%, 2020	4,129,250
1,500M	Western Refining, Inc., 11.25%, 2017 (a)	1,717,500
		91,455,824
	Financials—4.6%
	Ally Financial, Inc.:
1,000M	4.5%, 2014	1,003,750
925M	5.5%, 2017	927,078
3,700M	6.25%, 2017	3,823,902
2,650M	8%, 2020	2,954,750
675M	CNH Capital, LLC, 6.25%, 2016 (a)	727,312
	Ford Motor Credit Co., LLC:
675M	7%, 2015	739,030
175M	12%, 2015	217,437
550M	6.625%, 2017	610,167
4,600M	5.875%, 2021	4,970,489

22

Principal
Amount	Security	Value
	Financials (continued)
	International Lease Finance Corp.:
$ 500M	5.875%, 2013	$ 513,750
275M	6.625%, 2013	283,250
5,450M	8.625%, 2015	6,015,438
1,900M	8.75%, 2017	2,118,500
1,275M	8.25%, 2020	1,405,955
		26,310,808
	Food/Beverage/Tobacco—1.5%
	CF Industries, Inc.:
2,000M	6.875%, 2018	2,312,500
600M	7.125%, 2020	716,250
	JBS USA, LLC:
1,300M	8.25%, 2020 (a)	1,339,000
1,600M	7.25%, 2021 (a)	1,556,000
2,750M	Pilgrim’s Pride Corp., 7.875%, 2018	2,756,875
		8,680,625
	Food/Drug—2.4%
6,175M	McJunkin Red Man Corp., 9.5%, 2016	6,761,625
3,600M	NBTY, Inc., 9%, 2018	3,982,500
1,225M	SUPERVALU, Inc., 7.5%, 2014	1,249,500
1,525M	Tops Holding Corp./Tops Markets, LLC, 10.125%, 2015	1,635,563
		13,629,188
	Forest Products/Containers—2.5%
1,325M	Ardagh Packaging Finance, 7.375%, 2017 (a)	1,427,687
950M	Ball Corp., 5%, 2022	953,562
2,375M	Clearwater Paper Corp., 7.125%, 2018	2,529,375
1,750M	Exopack Holding Corp., 10%, 2018	1,846,250
1,400M	JSG Funding, PLC (Smurfit Kappa Funding, PLC), 7.75%, 2015	1,414,000
675M	Mercer International, Inc., 9.5%, 2017	702,000
3,050M	Reynolds Group Escrow, LLC, 7.75%, 2016 (a)	3,240,625
1,750M	Sealed Air Corp., 8.125%, 2019 (a)	1,940,313
		14,053,812

23

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2012

Principal
Amount	Security	Value
	Gaming/Leisure—.6%
$ 1,775M	Ameristar Casinos, Inc., 7.5%, 2021	$ 1,870,406
1,550M	National CineMedia, LLC, 7.875%, 2021	1,658,500
		3,528,906
	Health Care—5.7%
1,800M	AMERIGROUP Corp., 7.5%, 2019	1,980,000
4,375M	Aviv Healthcare Properties, LP, 7.75%, 2019	4,517,187
1,250M	Capella Healthcare, 9.25%, 2017	1,287,500
	Community Health Systems, Inc.:
1,406M	8.875%, 2015	1,458,725
1,825M	8%, 2019 (a)	1,896,875
1,425M	DaVita, Inc., 6.375%, 2018	1,496,250
	Fresenius Medical Care US Finance II, Inc.:
1,150M	5.625%, 2019 (a)	1,187,375
925M	5.875%, 2022 (a)	952,750
4,400M	Genesis Health Ventures, Inc., 9.75%, 2005 (c)(d)	2,750
	HCA, Inc.:
675M	6.375%, 2015	715,500
2,075M	8%, 2018	2,266,937
550M	6.5%, 2020	578,875
600M	7.25%, 2020	656,250
1,950M	7.75%, 2021	2,025,562
1,625M	7.5%, 2022	1,734,687
	Healthsouth Corp.:
2,275M	7.25%, 2018	2,439,937
1,025M	7.75%, 2022	1,112,125
1,225M	LVB Acquisition, Inc. (Biomet, Inc.), 10%, 2017	1,324,531
265M	Select Medical Corp., 7.625%, 2015	263,344
1,600M	Universal Hospital Services, Inc., 8.5%, 2015	1,646,000
	Vanguard Health Holding Co. II, LLC:
1,925M	8%, 2018	1,973,125
1,325M	7.75%, 2019 (a)	1,325,000
		32,841,285
	Information Technology—3.7%
3,650M	Computer Sciences Corp., 6.5%, 2018	3,960,250
	Equinix, Inc.:
1,875M	8.125%, 2018	2,071,875
1,250M	7%, 2021	1,375,000

24

Principal
Amount	Security	Value
	Information Technology (continued)
	Fidelity National Information Services, Inc.:
$ 150M	7.625%, 2017 (a)	$ 164,250
1,200M	7.625%, 2017	1,320,000
2,400M	7.875%, 2020	2,676,000
	Jabil Circuit, Inc.:
350M	7.75%, 2016	400,750
3,825M	8.25%, 2018	4,465,688
2,925M	Lawson Software, Inc., 9.375%, 2019 (a)(b)	3,034,688
2,100M	MEMC Electronic Materials, Inc., 7.75%, 2019	1,680,000
		21,148,501
	Manufacturing—2.7%
1,550M	Amsted Industries, 8.125%, 2018 (a)	1,666,250
2,725M	Bombardier, Inc., 5.75%, 2022 (a)	2,663,687
3,850M	Case New Holland, Inc., 7.875%, 2017	4,494,875
1,350M	EDP Finance BV, 6%, 2018 (a)	1,194,525
1,575M	Manitowoc Co., Inc., 8.5%, 2020	1,740,375
2,000M	Rexel SA, 6.125%, 2019 (a)	2,032,500
1,275M	Terex Corp., 10.875%, 2016	1,456,688
		15,248,900
	Media-Broadcasting—4.7%
2,450M	Allbritton Communication Co., 8%, 2018	2,627,625
	Belo Corp.:
4,000M	7.25%, 2027	3,850,000
725M	7.75%, 2027	701,437
2,825M	Block Communications, Inc., 7.25%, 2020 (a)	2,892,094
2,975M	Cumulus Media, Inc., 7.75%, 2019 (a)	2,826,250
2,475M	Nexstar/Mission Broadcasting, Inc., 8.875%, 2017	2,666,813
	Sinclair Television Group, Inc.:
4,000M	9.25%, 2017 (a)	4,470,000
1,000M	8.375%, 2018	1,085,000
5,250M	XM Satellite Radio, Inc., 7.625%, 2018 (a)	5,696,250
		26,815,469

25

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2012

Principal
Amount	Security	Value
	Media-Cable TV—7.6%
$ 3,400M	Cablevision Systems Corp., 8.625%, 2017	$ 3,718,750
	CCO Holdings, LLC:
1,200M	7.25%, 2017	1,293,000
550M	7.875%, 2018	596,750
2,300M	7%, 2019	2,449,500
1,175M	7.375%, 2020	1,280,750
2,975M	Cequel Communications Holdings I, Inc., 8.625%, 2017 (a)	3,209,281
	Clear Channel Worldwide:
2,500M	9.25%, 2017 Series “A”	2,740,625
2,475M	9.25%, 2017 Series “B”	2,725,594
200M	7.625%, 2020 Series “A” (a)	194,000
1,450M	7.625%, 2020 Series “B” (a)	1,428,250
400M	CSC Holdings, LLC, 6.75%, 2021 (a)	418,500
2,575M	DISH DBS Corp., 7.875%, 2019	2,974,125
1,525M	Echostar DBS Corp., 7.125%, 2016	1,694,656
1,625M	Harron Communications, LP, 9.125%, 2020 (a)(b)	1,685,937
5,725M	Nara Cable Funding, Ltd., 8.875%, 2018 (a)	5,467,375
3,525M	Quebecor Media, Inc., 7.75%, 2016	3,632,656
4,850M	UPC Germany GmbH, 8.125%, 2017 (a)	5,262,250
2,800M	UPC Holding BV, 9.875%, 2018 (a)	3,108,000
		43,879,999
	Media-Diversified—1.5%
3,400M	Entravision Communications Corp., 8.75%, 2017	3,616,750
3,625M	Lamar Media Corp., 7.875%, 2018	3,982,969
1,000M	NAI Entertainment Holdings, LLC, 8.25%, 2017 (a)	1,102,500
		8,702,219
	Metals/Mining—8.4%
	AK Steel Corp.:
1,775M	7.625%, 2020	1,721,750
675M	8.375%, 2022	658,125
	ArcelorMittal:
325M	4.5%, 2017	326,306
1,300M	9.85%, 2019	1,566,345
1,350M	5.5%, 2021	1,327,294
1,125M	6.25%, 2022	1,139,570
	Arch Coal, Inc.:
2,775M	7.25%, 2020	2,587,687
2,950M	7.25%, 2021 (a)	2,736,125

26

Principal
Amount	Security	Value
	Metals/Mining (continued)
	FMG Resources (August 2006) Property, Ltd.:
$ 1,200M	7%, 2015 (a)	$ 1,230,000
1,250M	6.375%, 2016 (a)	1,253,125
975M	6%, 2017 (a)	967,687
1,550M	6.875%, 2018 (a)	1,557,750
175M	8.25%, 2019 (a)	184,625
1,400M	JMC Steel Group, 8.25%, 2018 (a)	1,463,000
2,750M	Metals USA, Inc., 11.125%, 2015	2,873,750
5,425M	Novelis, Inc., 8.375%, 2017	5,913,250
	Peabody Energy Corp.:
2,375M	6%, 2018 (a)	2,339,375
1,700M	6.5%, 2020	1,708,500
3,175M	6.25%, 2021 (a)	3,127,375
	Schaeffler Finance BV:
1,400M	7.75%, 2017 (a)	1,487,500
800M	8.5%, 2019 (a)	858,000
	United States Steel Corp.:
850M	7%, 2018	877,625
3,700M	7.375%, 2020	3,792,500
1,475M	7.5%, 2022	1,482,375
	Vulcan Materials Co.:
1,350M	6.5%, 2016	1,454,625
3,250M	7%, 2018	3,501,875
		48,136,139
	Real Estate Investment Trusts—1.0%
	Developers Diversified Realty Corp.:
675M	9.625%, 2016	817,921
550M	7.875%, 2020	651,491
	Omega Healthcare Investors, Inc.:
975M	7.5%, 2020	1,053,000
1,550M	6.75%, 2022	1,650,750
1,400M	Taylor Morrison Communities, Inc., 7.75%, 2020 (a)(b)	1,424,500
		5,597,662
	Retail-General Merchandise—5.2%
960M	CKE Restaurants, Inc., 11.375%, 2018	1,101,600
1,660M	DineEquity, Inc., 9.5%, 2018	1,826,000
2,050M	J.C. Penney Corp., Inc., 7.95%, 2017	2,296,000
2,050M	Limited Brands, Inc., 8.5%, 2019	2,434,375
1,975M	Monitronics International, Inc., 9.125%, 2020 (a)	2,009,563

27

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2012

Principal
Amount	Security	Value
	Retail-General Merchandise (continued)
$ 3,685M	Needle Merger Sub Corp., 8.125%, 2019 (a)	$ 3,721,850
3,550M	NPC International, Inc., 10.5%, 2020 (a)	3,887,250
2,275M	QVC, Inc., 7.5%, 2019 (a)	2,508,188
1,525M	Sally Holdings, LLC/Sally Capital, Inc., 6.875%, 2019 (a)	1,631,750
1,300M	Toys R Us Property Co. I, Inc., 10.75%, 2017	1,430,000
1,400M	Toys R Us Property Co. II, Inc., 8.5%, 2017	1,468,250
3,150M	Wendy’s/Arby’s Restaurants, LLC, 10%, 2016	3,449,250
475M	Yankee Acquisition Corp., 8.5%, 2015	488,067
1,675M	YCC Holdings, LLC/Yankee Finance, Inc., 10.25%, 2016	1,714,781
		29,966,924
	Services—2.3%
2,050M	CoreLogic, Inc., 7.25%, 2021 (a)	2,121,750
1,550M	Covanta Holding Corp., 6.375%, 2022	1,582,528
	Iron Mountain, Inc.:
1,525M	7.75%, 2019	1,673,688
2,300M	8.375%, 2021	2,512,750
2,850M	PHH Corp., 9.25%, 2016	2,910,563
2,375M	Reliance Intermediate Holdings, LP, 9.5%, 2019 (a)	2,636,250
		13,437,529
	Telecommunications—6.5%
625M	CenturyLink, Inc., 5.8%, 2022	611,455
	Citizens Communications Co.:
5,500M	7.125%, 2019	5,541,250
1,475M	9%, 2031	1,438,125
1,100M	Frontier Communications Corp., 8.25%, 2014	1,199,000
2,525M	GCI, Inc., 8.625%, 2019	2,761,719
5,575M	Inmarsat Finance, PLC, 7.375%, 2017 (a)	5,979,188
	Intelsat Jackson Holdings, Ltd.:
1,300M	9.5%, 2016	1,361,750
2,950M	8.5%, 2019	3,245,000
450M	7.5%, 2021	475,313
800M	PAETEC Holding Corp., 9.875%, 2018	908,000
1,125M	Qwest Communications International, Inc., 7.125%, 2018	1,206,563
425M	Qwest Corp., 6.5%, 2017	482,492
	Sprint Capital Corp.:
2,000M	6.9%, 2019	1,740,000
3,825M	6.875%, 2028	2,945,250
580M	Virgin Media Finance, PLC, 9.5%, 2016	656,850
	Wind Acquisition Finance SA:
750M	11.75%, 2017 (a)	742,500
2,175M	7.25%, 2018 (a)	2,055,375

28

Principal
Amount	Security	Value
	Telecommunications (continued)
	Windstream Corp.:
$ 1,725M	7.875%, 2017	$ 1,910,438
1,775M	7.75%, 2020	1,908,125
		37,168,393

	Transportation—1.8%
2,775M	Aguila 3 SA, 7.875%, 2018 (a)	2,913,750
2,975M	CHC Helicopter SA, 9.25%, 2020 (a)	2,967,562
	Navios Maritime Holdings:
2,025M	8.875%, 2017	2,085,750
2,700M	8.125%, 2019	2,328,750
		10,295,812
	Utilities—4.7%
	AES Corp.:
875M	9.75%, 2016	1,028,125
800M	8%, 2017	905,000
1,275M	7.375%, 2021 (a)	1,415,250
3,475M	Atlantic Power Corp., 9%, 2018 (a)	3,527,125
2,600M	Calpine Construction Finance Co., LP, 8%, 2016 (a)	2,840,500
650M	Calpine Corp., 7.5%, 2021 (a)	697,125
2,850M	Energy Future Holdings Corp., 10%, 2020	3,106,500
1,444M	Indiantown Cogeneration Utilities, LP, 9.77%, 2020	1,499,388
2,750M	Intergen NV, 9%, 2017 (a)	2,908,125
	NRG Energy, Inc.:
4,625M	7.375%, 2017	4,821,563
2,350M	7.625%, 2019	2,279,500
1,935M	NSG Holdings, LLC, 7.75%, 2025 (a)	1,954,350
		26,982,551
	Wireless Communications—.8%
1,050M	MetroPCS Wireless, Inc., 7.875%, 2018	1,110,375
1,100M	Nextel Communications, Inc., 5.95%, 2014	1,105,500
	Sprint Nextel Corp.:
950M	6%, 2016	852,625
950M	9.125%, 2017 (a)	947,625
575M	ViaSat, Inc., 6.875%, 2020 (a)	592,250
		4,608,375
Total Value of Corporate Bonds (cost $540,718,874)		557,030,941

29

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2012

Principal
Amount
or Shares		Security		Value
		LOAN PARTICIPATIONS—.9%
		Chemicals—.4%
$2,700M		PL Propylene, LLC, 7%, 2017 (b)(e)		$ 2,706,750
		Forest Products/Containers—.5%
2,700M		Sealed Air Corp., 4.75%, 2018 (e)		2,734,776
Total Value of Loan Participations (cost $5,379,325)				5,441,526
		COMMON STOCKS—.0%
		Automotive—.0%
37,387	*	Safelite Glass Corporation – Class “B” (c)		4,767
2,523	*	Safelite Realty Corporation (c)		25
				4,792
		Telecommunications—.0%
8	*	Viatel Holding (Bermuda), Ltd. (c)		—
18,224	*	World Access, Inc.		18
				18
Total Value of Common Stocks (cost $385,770)				4,810
Total Value of Investments (cost $546,483,969)			97.9%	562,477,277
Other Assets, Less Liabilities			2.1	12,020,012
Net Assets			100.0%	$574,497,289

* Non-income producing

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b) A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

(c) Securities valued at fair value (see Note 1A)

(d) In default as to principal and/or interest payment

(e) Interest rates are determined and reset periodically. The interest rates above are the rates in effect at March 31, 2012.

30

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$557,028,191	$2,750	$557,030,941
Loan Participations	—	5,441,526	—	5,441,526
Common Stocks	18	—	4,792	4,810
Total Investments in Securities*	$18	$562,469,717	$7,542	$562,477,277

* The Portfolio of Investments provides information on the industry categorization.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2012.

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

	Investments	Investments
	in Corporate	in Common
	Bonds	Stocks	Total
Balance, September 30, 2011	$2,750	$4,792	$7,542
Net purchases (sales)	—	—	—
Change in unrealized appreciation	—	—	—
(depreciation)
Realized gain (loss)	—	—	—
Transfer in and/or out of Level 3	—	—	—
Balance, March 31, 2012	$2,750	$4,792	$7,542

31

Portfolio of Investments (continued)
FUND FOR INCOME
March 31, 2012

The following is a summary of Level 3 inputs by industry:

Automotive	$4,792
Health Care	2,750
Telecommunications	—
$7,542

32	See notes to financial statements

Fund Expenses (unaudited)

TOTAL RETURN FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,187.12	$7.22
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.40	$6.66

Expense Example – Class B Shares
Actual	$1,000.00	$1,182.19	$11.02
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.90	$10.18

* Expenses are equal to the annualized expense ratio of 1.32% for Class A shares and 2.02% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total market value of investments.

33

Portfolio of Investments
TOTAL RETURN FUND
March 31, 2012

Shares		Security	Value
		COMMON STOCKS—59.5%
		Consumer Discretionary—8.5%
1,900	*	Allison Transmission Holdings, Inc.	$ 45,372
92,400		Best Buy Company, Inc.	2,188,032
24,300	*	Body Central Corporation	705,186
41,900	*	BorgWarner, Inc.	3,533,846
200	*	CafePress, Inc.	3,830
123,700		CBS Corporation – Class “B”	4,194,667
15,300		CEC Entertainment, Inc.	580,023
18,700		Coach, Inc.	1,445,136
72,200		Dana Holding Corporation	1,119,100
36,700	*	Delphi Automotive, PLC	1,159,720
47,300		GNC Acquisition Holdings, Inc. – Class “A”	1,650,297
53,900		Home Depot, Inc.	2,711,709
80,000		Limited Brands, Inc.	3,840,000
27,300		McDonald’s Corporation	2,678,130
153,300		Newell Rubbermaid, Inc.	2,730,273
900		Oxford Industries, Inc.	45,738
144,500	*	Pier 1 Imports, Inc.	2,627,010
53,800	*	Steiner Leisure, Ltd.	2,627,054
210,500		Stewart Enterprises, Inc – Class “A”	1,277,735
21,100	*	TRW Automotive Holdings Corporation	980,095
22,800		Tupperware Brands Corporation	1,447,800
85,060		Wyndham Worldwide Corporation	3,956,141
			41,546,894
		Consumer Staples—5.2%
115,000		Altria Group, Inc.	3,550,050
1,600	*	Annie’s, Inc.	55,744
46,600		Avon Products, Inc.	902,176
41,900		Coca-Cola Company	3,101,019
59,700		CVS Caremark Corporation	2,674,560
19,200		McCormick & Company, Inc.	1,045,056
13,900		Nu Skin Enterprises, Inc. – Class “A”	804,949
20,100		PepsiCo, Inc.	1,333,635
75,100		Philip Morris International, Inc.	6,654,611
23,700		Procter & Gamble Company	1,592,877
72,800	*	Roundy’s, Inc.	778,960
46,900		Wal-Mart Stores, Inc.	2,870,280
			25,363,917

34

Shares		Security	Value
		Energy—5.8%
35,900		Anadarko Petroleum Corporation	$ 2,812,406
63,600	*	C&J Energy Services, Inc.	1,131,444
15,200		Chevron Corporation	1,630,048
55,200		ConocoPhillips	4,195,752
49,000		Ensco, PLC (ADR)	2,593,570
47,927		ExxonMobil Corporation	4,156,709
1,897		Hugoton Royalty Trust	27,848
78,386		Marathon Oil Corporation	2,484,836
30,643		Marathon Petroleum Corporation	1,328,680
22,800		National Oilwell Varco, Inc.	1,811,916
69,300	*	Noble Corporation	2,596,671
14,300		Sasol, Ltd. (ADR)	695,552
86,200		Suncor Energy, Inc.	2,818,740
			28,284,172
		Financials—6.4%
48,100		American Express Company	2,783,066
46,500		Ameriprise Financial, Inc.	2,656,545
130,400		Brookline Bancorp, Inc.	1,221,848
7,500		Chubb Corporation	518,325
53,650		Discover Financial Services	1,788,691
23,700		Financial Select Sector SPDR Fund (ETF)	373,986
78,800		FirstMerit Corporation	1,328,568
31,200		Invesco, Ltd.	832,104
85,000		JPMorgan Chase & Company	3,908,300
23,500		M&T Bank Corporation	2,041,680
35,700		MetLife, Inc.	1,333,395
23,700		Morgan Stanley	465,468
163,300		New York Community Bancorp, Inc.	2,271,503
41,900		PNC Financial Services Group, Inc.	2,702,131
11,900	*	Select Income REIT (REIT)	268,702
23,700		SPDR KBW Regional Banking (ETF)	674,739
117,672	*	Sunstone Hotel Investors, Inc. (REIT)	1,146,125
65,300		U.S. Bancorp	2,068,704
100,700		Urstadt Biddle Properties – Class “A” (REIT)	1,987,818
40,100		Wells Fargo & Company	1,369,014
			31,740,712

35

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2012

Shares		Security	Value
		Health Care—6.6%
54,200		Abbott Laboratories	$ 3,321,918
16,200		Baxter International, Inc.	968,436
27,900		Covidien, PLC	1,525,572
45,900	*	Gilead Sciences, Inc.	2,242,215
13,600		Hill-Rom Holdings, Inc.	454,376
56,200		Johnson & Johnson	3,706,952
14,600		McKesson Corporation	1,281,442
45,700	*	Medco Health Solutions, Inc.	3,212,710
65,700		Merck & Company, Inc.	2,522,880
40,500	*	Par Pharmaceutical Companies, Inc.	1,568,565
175,380		Pfizer, Inc.	3,974,111
28,700		Sanofi-Aventis (ADR)	1,112,125
59,200		Thermo Fisher Scientific, Inc.	3,337,696
20,000		UnitedHealth Group, Inc.	1,178,800
27,700	*	Watson Pharmaceuticals, Inc.	1,857,562
			32,265,360
		Industrials—10.9%
52,500		3M Company	4,683,525
70,900	*	Altra Holdings, Inc.	1,361,280
39,900		Armstrong World Industries, Inc.	1,945,923
25,400		Caterpillar, Inc.	2,705,608
28,700		Chicago Bridge & Iron Company NV – NY Shares	1,239,553
37,500	*	Esterline Technologies Corporation	2,679,750
24,500	*	Generac Holdings, Inc.	601,475
91,100		General Electric Company	1,828,377
31,400		Goodrich Corporation	3,938,816
51,100		Honeywell International, Inc.	3,119,655
60,000		IDEX Corporation	2,527,800
33,700		ITT Corporation	773,078
10,800		Lockheed Martin Corporation	970,488
63,100	*	Mobile Mini, Inc.	1,332,672
17,800		Northrop Grumman Corporation	1,087,224
25,800		Parker Hannifin Corporation	2,181,390
25,100		Raytheon Company	1,324,778
46,700		Snap-on, Inc.	2,847,299
150,300		TAL International Group, Inc.	5,517,513
66,300		Textainer Group Holdings, Ltd.	2,247,570

36

Shares		Security	Value
		Industrials (continued)
31,660	*	Thermon Group Holdings, Inc.	$ 647,447
85,675		Tyco International, Ltd.	4,813,222
36,800		United Technologies Corporation	3,052,192
			53,426,635
		Information Technology—12.1%
7,200	*	Apple, Inc.	4,316,184
55,000		Avago Technologies, Ltd.	2,143,350
22,800	*	CACI International, Inc. – Class “A”	1,420,212
150,900		Cisco Systems, Inc.	3,191,535
30,000	*	eBay, Inc.	1,106,700
135,800	*	EMC Corporation	4,057,704
60,600		Hewlett-Packard Company	1,444,098
107,400		Intel Corporation	3,019,014
38,400		International Business Machines Corporation	8,012,160
83,200		Intersil Corporation – Class “A”	931,840
161,600		Microsoft Corporation	5,211,600
188,500	*	NCR Corporation	4,092,335
42,900	*	NeuStar, Inc. – Class “A”	1,598,025
70,600		Oracle Corporation	2,058,696
47,100	*	Parametric Technology Corporation	1,315,974
72,700		QUALCOMM, Inc.	4,945,054
131,000	*	Symantec Corporation	2,449,700
89,300		TE Connectivity, Ltd.	3,281,775
151,476		Western Union Company	2,665,978
131,200	*	Yahoo!, Inc.	1,996,864
			59,258,798
		Materials—2.8%
9,100		Buckeye Technologies, Inc.	309,127
42,200		Celanese Corporation – Series “A”	1,948,796
17,700		DuPont (E.I.) de Nemours & Company	936,330
67,500		Freeport-McMoRan Copper & Gold, Inc.	2,567,700
103,700		Kronos Worldwide, Inc.	2,586,278
51,200		Lyondellbasell Industries NV – Class “A”	2,234,880
10,100		Praxair, Inc.	1,157,864
81,300		RPM International, Inc.	2,129,247
			13,870,222

37

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2012

Shares or
Principal
Amount	Security	Value
	Telecommunication Services—1.1%
81,200	AT&T, Inc.	$ 2,535,876
82,700	Verizon Communications, Inc.	3,161,621
		5,697,497
	Utilities—.1%
12,000	Atmos Energy Corporation	377,520
Total Value of Common Stocks (cost $203,486,653)		291,831,727
	CORPORATE BONDS—25.4%
	Aerospace/Defense—.5%
$ 1,000M	BAE Systems Holdings, Inc., 4.95%, 2014 (a)	1,053,228
1,000M	United Technologies Corp., 6.125%, 2019	1,230,132
		2,283,360
	Agriculture—.2%
1,000M	Cargill, Inc., 6%, 2017 (a)	1,192,118
	Automotive—.2%
1,000M	Daimler Finance NA, LLC, 2.95%, 2017 (a)	1,037,581
	Chemicals—.6%
1,000M	Chevron Phillips Chemicals, Co., LLC, 8.25%, 2019 (a)	1,311,514
1,500M	Dow Chemical Co., 4.25%, 2020	1,575,245
		2,886,759
	Consumer Durables—.5%
1,000M	Black & Decker Corp., 5.75%, 2016	1,152,688
1,000M	Newell Rubbermaid, Inc., 4.7%, 2020	1,064,443
		2,217,131
	Energy—2.4%
1,000M	Canadian Oil Sands, Ltd., 7.75%, 2019 (a)	1,220,905
1,000M	DCP Midstream, LLC, 9.75%, 2019 (a)	1,279,708
1,000M	Enbridge Energy Partners, 4.2%, 2021	1,044,167
898M	Maritime & Northeast Pipeline, LLC, 7.5%, 2014 (a)	961,517
1,000M	Nabors Industries, Inc., 5.375%, 2012	1,013,728
1,000M	Petrobras International Finance Co., 5.375%, 2021	1,081,739
1,000M	Reliance Holdings USA, Inc., 4.5%, 2020 (a)	966,035
500M	Spectra Energy Capital, LLC, 6.2%, 2018	584,744

38

Principal
Amount	Security	Value
	Energy (continued)
$ 1,000M	Suncor Energy, Inc., 6.1%, 2018	$ 1,203,181
1,000M	Valero Energy Corp., 9.375%, 2019	1,311,599
1,000M	Weatherford International, Inc., 6.35%, 2017	1,156,038
		11,823,361

	Financial Services—2.9%
1,000M	Aflac, Inc., 8.5%, 2019	1,307,034
	American Express Co.:
500M	6.15%, 2017	588,129
1,000M	7%, 2018	1,229,186
1,000M	Ameriprise Financial, Inc., 5.3%, 2020	1,091,789
1,000M	Berkshire Hathaway, Inc., 3.4%, 2022	1,011,403
1,000M	BlackRock, Inc., 5%, 2019	1,145,670
1,000M	Caterpillar Financial Services Corp., 5.85%, 2017	1,199,413
1,000M	CoBank, ACB, 7.875%, 2018 (a)	1,197,177
1,000M	ERAC USA Finance Co., 6.375%, 2017 (a)	1,148,991
1,000M	FUEL Trust, 4.207%, 2016 (a)	1,027,224
1,000M	General Electric Capital Corp., 5.625%, 2017	1,165,574
1,000M	Harley-Davidson Funding Corp., 5.75%, 2014 (a)	1,090,978
1,000M	Prudential Financial Corp., 4.75%, 2015	1,086,378
		14,288,946
	Financials—3.2%
1,000M	Bank of America Corp., 5.65%, 2018	1,068,877
1,000M	Barclays Bank, PLC, 5.125%, 2020	1,047,632
	Citigroup, Inc.:
1,000M	6.375%, 2014	1,085,601
1,000M	6.125%, 2017	1,117,503
1,000M	Fifth Third Bancorp, 3.5%, 2022	979,130
1,500M	Goldman Sachs Group, Inc., 6.15%, 2018	1,619,979
2,000M	JPMorgan Chase & Co., 6%, 2018	2,316,494
1,000M	Merrill Lynch & Co., Inc., 5%, 2015	1,043,924
1,000M	Morgan Stanley, 6.625%, 2018	1,054,314
1,000M	Siemens Financieringsmaatschappij NV, 5.75%, 2016 (a)	1,169,964
1,000M	SunTrust Banks, Inc., 6%, 2017	1,125,019
1,000M	UBS AG, 4.875%, 2020	1,041,067
1,000M	Wells Fargo & Co., 5.625%, 2017	1,160,214
		15,829,718

39

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2012

Principal
Amount	Security	Value
	Food/Beverage/Tobacco—2.8%
$ 1,500M	Altria Group, Inc., 9.7%, 2018	$ 2,040,884
1,000M	Anheuser-Busch InBev Worldwide, Inc., 6.875%, 2019	1,276,616
1,000M	Bottling Group, LLC, 5.125%, 2019	1,170,024
1,000M	Bunge Limited Finance Corp., 5.35%, 2014	1,061,125
1,000M	ConAgra Foods, Inc., 5.875%, 2014	1,092,801
1,000M	Corn Products International, Inc., 4.625%, 2020	1,056,641
1,000M	Diageo Capital, PLC, 5.75%, 2017	1,203,315
1,000M	Dr. Pepper Snapple Group, Inc., 6.82%, 2018	1,239,067
1,000M	Lorillard Tobacco Co., 6.875%, 2020	1,176,826
1,000M	Philip Morris International, Inc., 5.65%, 2018	1,193,439
1,000M	SABMiller Holdings, Inc., 3.75%, 2022 (a)	1,019,436
		13,530,174
	Forest Products/Containers—.3%
1,000M	International Paper Co., 9.375%, 2019	1,323,073
	Health Care—1.2%
1,000M	Aristotle Holding, Inc., 4.75%, 2021 (a)	1,072,294
1,000M	Biogen IDEC, Inc., 6.875%, 2018	1,220,635
1,000M	Novartis, 5.125%, 2019	1,173,013
1,000M	Quest Diagnostics, Inc., 6.4%, 2017	1,177,148
1,000M	Roche Holdings, Inc., 6%, 2019 (a)	1,221,271
		5,864,361
	Information Technology—1.7%
1,000M	Cisco Systems, Inc., 4.95%, 2019	1,156,144
1,000M	Corning, Inc., 4.75%, 2042	972,190
1,500M	Dell, Inc., 5.875%, 2019	1,783,312
1,000M	Harris Corp., 4.4%, 2020	1,040,800
1,500M	Motorola Solutions, Inc., 6%, 2017	1,738,663
	Pitney Bowes, Inc.:
1,000M	5%, 2015	1,063,877
500M	5.75%, 2017	527,487
		8,282,473
	Manufacturing—1.0%
1,000M	Ingersoll-Rand Global Holdings Co., 6.875%, 2018	1,223,120
1,000M	John Deere Capital Corp., 5.35%, 2018	1,188,626
1,000M	Johnson Controls, Inc., 5%, 2020	1,126,529
1,000M	Tyco Electronics Group SA, 6.55%, 2017	1,185,350
		4,723,625

40

Principal
Amount	Security	Value
	Media-Broadcasting—1.3%
$ 1,000M	British Sky Broadcasting Group, PLC, 9.5%, 2018 (a)	$ 1,355,193
1,000M	CBS Corp., 8.875%, 2019	1,315,660
1,500M	Comcast Corp., 5.15%, 2020	1,728,588
1,000M	DirecTV Holdings, LLC, 7.625%, 2016	1,048,420
1,000M	Time Warner Cable, Inc., 6.2%, 2013	1,066,919
		6,514,780
	Media-Diversified—.2%
1,000M	McGraw-Hill Cos., Inc., 5.9%, 2017	1,171,523
	Metals/Mining—1.5%
1,500M	Alcoa, Inc., 6.15%, 2020	1,617,370
1,000M	ArcelorMittal, 6.125%, 2018	1,052,053
1,000M	Newmont Mining Corp., 5.125%, 2019	1,123,574
1,500M	Rio Tinto Finance USA, Ltd., 3.75%, 2021	1,551,617
1,000M	Vale Overseas, Ltd., 5.625%, 2019	1,122,524
1,000M	Xstrata Canada Financial Corp., 4.95%, 2021 (a)	1,049,650
		7,516,788
	Real Estate Investment Trusts—1.3%
1,000M	Boston Properties, LP, 5.875%, 2019	1,147,959
1,000M	Digital Realty Trust, LP, 5.25%, 2021	1,032,907
1,000M	HCP, Inc., 5.375%, 2021	1,079,486
1,000M	Prologis, LP, 6.625%, 2018	1,139,794
1,000M	Simon Property Group, LP, 5.75%, 2015	1,128,567
1,000M	Ventas Realty, LP, 4.75%, 2021	1,010,826
		6,539,539
	Retail-General Merchandise—.3%
1,000M	Home Depot, Inc., 5.875%, 2036	1,202,333
	Telecommunications—.8%
1,000M	BellSouth Telecommunications, 6.375%, 2028	1,136,974
1,000M	GTE Corp., 6.84%, 2018	1,222,920
1,000M	Verizon Communications, Inc., 8.75%, 2018	1,358,824
		3,718,718

41

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2012

Principal
Amount	Security	Value
	Transportation—.4%
$ 1,000M	Con-way, Inc., 7.25%, 2018	$ 1,144,693
750M	GATX Corp., 8.75%, 2014	854,196
		1,998,889
	Utilities—1.9%
1,000M	Atmos Energy Corp., 8.5%, 2019	1,310,073
1,000M	Consolidated Edison Co. of New York, 7.125%, 2018	1,296,471
1,000M	E.ON International Finance BV, 5.8%, 2018 (a)	1,166,581
1,000M	Electricite de France SA, 6.5%, 2019 (a)	1,170,893
1,000M	Exelon Generation Co., LLC, 6.2%, 2017	1,174,903
548M	Great River Energy Co., 5.829%, 2017 (a)	594,847
1,000M	Ohio Power Co., 5.375%, 2021	1,149,184
1,000M	Sempra Energy, 9.8%, 2019	1,363,569
		9,226,521
	Waste Management—.2%
1,000M	Republic Services, Inc., 3.8%, 2018	1,075,200
Total Value of Corporate Bonds (cost $115,599,882)		124,246,971
	RESIDENTIAL MORTGAGE-BACKED
	SECURITIES—7.1%
	Fannie Mae—4.3%
3,826M	4%, 12/1/2040 – 1/1/2042	4,016,921
2,321M	5%, 4/1/2040	2,552,452
7,047M	5.5%, 5/1/2033 – 10/1/2039	7,743,102
3,785M	6%, 5/1/2036 – 8/1/2037	4,188,092
1,276M	6.5%, 11/1/2033 – 6/1/2036	1,438,757
721M	7%, 3/1/2032 – 8/1/2032	855,613
		20,794,937
	Freddie Mac—1.8%
1,812M	4.5%, 10/1/2040	1,949,180
6,000M	5.5%, 5/1/2038 – 10/1/2039	6,605,474
357M	6%, 9/1/2032 – 6/1/2035	399,841
		8,954,495

42

Principal
Amount	Security	Value
	Government National Mortgage Association II
	Program—1.0%
$ 4,553M	4.5%, 7/20/2041	$ 4,969,410
Total Value of Residential Mortgage-Backed Securities (cost $32,894,815)		34,718,842
	U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.9%
	Fannie Mae:
1,500M	2.5%, 2014	1,567,878
1,000M	5%, 2031	1,002,341
	Freddie Mac:
1,500M	5.125%, 2016	1,760,608
1,000M	1.25%, 2017	999,882
1,500M	5.125%, 2017	1,802,279
	Tennessee Valley Authority:
1,000M	4.375%, 2015	1,114,266
1,000M	4.5%, 2018	1,166,490
Total Value of U.S. Government Agency Obligations (cost $9,038,854)		9,413,744
	U.S. GOVERNMENT OBLIGATIONS—1.6%
8,000M	U.S. Treasury Note, 1.375%, 2018 (cost $7,948,220)	7,916,880
	MUNICIPAL BONDS—.8%
1,000M	Lake Cnty. FL School Board COP, 5%, 2025 (b)	1,091,390
1,480M	Ohio State GO, 5%, 2020 (b)	1,800,627
485M	Orange Cnty. FL School Board COP, 5%, 2025 (b)	550,863
320M	Tennessee State GO, 5%, 2022	398,509
Total Value of Municipal Bonds (cost $3,799,563)		3,841,389
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—2.7%
	U.S. Treasury Bills:
5,000M	0.06%, 4/19/12	4,999,850
2,000M	0.045%, 4/26/12	1,999,937
3,000M	0.065%, 5/10/12	2,999,789
3,000M	0.07%, 5/24/12	2,999,691
Total Value of Short-Term U.S. Government Obligations (cost $12,999,267)		12,999,267

43

Portfolio of Investments (continued)
TOTAL RETURN FUND
March 31, 2012

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—.8%
	Federal Home Loan Bank:
$ 3,000M	0.09%, 5/18/12		$ 2,999,647
1,000M	0.065%, 6/1/12		999,890
Total Value of Short-Term U.S. Government Agency Obligations (cost $3,999,537)			3,999,537
Total Value of Investments (cost $389,766,791)		99.8%	488,968,357
Other Assets, Less Liabilities		.2	1,220,949
Net Assets		100.0%	$ 490,189,306

* Non-income producing

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

(b) A portion or all of the security purchased on a when-issued or delayed delivery basis
(see Note 1G).

Summary of Abbreviations:
ADR	American Depositary Receipts
COP	Certificates of Participation
ETF	Exchange Traded Fund
GO	General Obligation
REIT	Real Estate Investment Trusts

44

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$291,831,727	$—	$—	$291,831,727
Corporate Bonds	—	124,246,971	—	124,246,971
Residential Mortgage-Backed
Securities	—	34,718,842	—	34,718,842
U.S. Government Agency
Obligations	—	9,413,744	—	9,413,744
U.S. Government Obligations	—	7,916,880	—	7,916,880
Municipal Bonds	—	3,841,389	—	3,841,389
Short-Term U.S. Government
Obligations	—	12,999,267	—	12,999,267
Short-Term U.S. Government
Agency Obligations	—	3,999,537	—	3,999,537
Total Investments in Securities*	$291,831,727	$197,136,630	$—	$488,968,357

* The Portfolio of Investments provides information on the industry categorization for common stocks and corporate bonds.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2012.

See notes to financial statements	45

Fund Expenses (unaudited)
VALUE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,232.24	$7.42
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.35	$6.71

Expense Example – Class B Shares
Actual	$1,000.00	$1,228.37	$11.31
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.85	$10.23

* Expenses are equal to the annualized expense ratio of 1.33% for Class A shares and 2.03% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total market value of investments.

46

Portfolio of Investments
VALUE FUND
March 31, 2012

Shares		Security	Value
		COMMON STOCKS—96.3%
		Consumer Discretionary—9.9%
4,900	*	Allison Transmission Holdings, Inc.	$ 117,012
56,800		Best Buy Company, Inc.	1,345,024
103,000		Comcast Corporation – Special Shares “A”	3,039,530
100,000		Dana Holding Corporation	1,550,000
80,000	*	Delphi Automotive, PLC	2,528,000
47,900		Genuine Parts Company	3,005,725
64,300		Home Depot, Inc.	3,234,933
65,900		J.C. Penney Company, Inc.	2,334,837
167,500		Lowe’s Companies, Inc.	5,256,150
23,600		McDonald’s Corporation	2,315,160
157,500		Newell Rubbermaid, Inc.	2,805,075
42,900		Omnicom Group, Inc.	2,172,885
38,400		Target Corporation	2,237,568
64,633		Time Warner, Inc.	2,439,896
109,400		Walt Disney Company	4,789,532
			39,171,327
		Consumer Staples—12.8%
50,000		Altria Group, Inc.	1,543,500
79,300		Avon Products, Inc.	1,535,248
36,300		Beam, Inc.	2,126,091
69,600		Coca-Cola Company	5,151,096
68,000		ConAgra Foods, Inc.	1,785,680
86,700		CVS Caremark Corporation	3,884,160
8,900		Diageo, PLC (ADR)	858,850
35,000		Dr. Pepper Snapple Group, Inc.	1,407,350
39,300		H.J. Heinz Company	2,104,515
60,800		Kimberly-Clark Corporation	4,492,512
144,200		Kraft Foods, Inc. – Class “A”	5,481,042
48,413		PepsiCo, Inc.	3,212,203
64,800		Philip Morris International, Inc.	5,741,928
60,000	*	Prestige Brands Holdings, Inc.	1,048,800
40,400		Procter & Gamble Company	2,715,284
246,300	*	Roundy’s, Inc.	2,635,410
80,900		Wal-Mart Stores, Inc.	4,951,080
			50,674,749

47

Portfolio of Investments (continued)
VALUE FUND
March 31, 2012

Shares		Security	Value
		Energy—13.2%
71,900		Chevron Corporation	$ 7,710,556
101,500		ConocoPhillips	7,715,015
44,600		Devon Energy Corporation	3,171,952
50,000		Ensco, PLC (ADR)	2,646,500
82,400		ExxonMobil Corporation	7,146,552
37,100		Hess Corporation	2,187,045
132,100		Marathon Oil Corporation	4,187,570
57,200		Marathon Petroleum Corporation	2,480,192
23,300		National Oilwell Varco, Inc.	1,851,651
43,000		Occidental Petroleum Corporation	4,094,890
80,500		Royal Dutch Shell, PLC – Class “A” (ADR)	5,645,465
59,400		Tidewater, Inc.	3,208,788
			52,046,176
		Financials—12.4%
37,600		ACE, Ltd.	2,752,320
41,300		Ameriprise Financial, Inc.	2,359,469
98,000		Berkshire Hills Bancorp, Inc.	2,246,160
42,856		Chubb Corporation	2,961,778
150,600		FirstMerit Corporation	2,539,116
34,000		IBERIABANK Corporation	1,817,980
79,600		Invesco, Ltd.	2,122,932
137,800		JPMorgan Chase & Company	6,336,044
34,500		M&T Bank Corporation	2,997,360
103,100		MetLife, Inc.	3,850,785
73,100		People’s United Financial, Inc.	967,844
37,900		PNC Financial Services Group, Inc.	2,444,171
92,700		Protective Life Corporation	2,745,774
122,300	*	Select Income REIT (REIT)	2,761,534
55,100		Tompkins Financial Corporation	2,207,306
32,800		Travelers Companies, Inc.	1,941,760
138,500		Wells Fargo & Company	4,728,390
130,500		Westfield Financial, Inc.	1,032,255
			48,812,978
		Health Care—10.4%
117,900		Abbott Laboratories	7,226,091
49,600		Baxter International, Inc.	2,965,088
23,500		Becton, Dickinson & Company	1,824,775
60,000		Covidien, PLC	3,280,800
47,400		GlaxoSmithKline, PLC (ADR)	2,128,734

48

Shares		Security	Value
		Health Care (continued)
98,900		Johnson & Johnson	$6,523,444
155,211		Merck & Company, Inc.	5,960,102
69,000		Novartis AG (ADR)	3,823,290
325,800		Pfizer, Inc.	7,382,628
			41,114,952
		Industrials—12.9%
38,600		3M Company	3,443,506
39,500		Avery Dennison Corporation	1,190,135
45,700		Dover Corporation	2,876,358
12,400		Dun & Bradstreet Corporation	1,050,652
40,000		Eaton Corporation	1,993,200
39,500		Emerson Electric Company	2,061,110
30,000	*	Esterline Technologies Corporation	2,143,800
27,800		General Dynamics Corporation	2,039,964
258,600		General Electric Company	5,190,102
63,900		Honeywell International, Inc.	3,901,095
30,900		Illinois Tool Works, Inc.	1,765,008
140,450		ITT Corporation	3,221,923
48,200	*	Mobile Mini, Inc.	1,017,984
62,600		TAL International Group, Inc.	2,298,046
41,300		Textainer Group Holdings, Ltd.	1,400,070
56,500		Triumph Group, Inc.	3,540,290
84,075		Tyco International, Ltd.	4,723,334
24,200		United Parcel Service, Inc. – Class “B”	1,953,424
40,000		United Technologies Corporation	3,317,600
74,100		Xylem, Inc.	2,056,275
			51,183,876
		Information Technology—11.9%
69,100		Automatic Data Processing, Inc.	3,813,629
262,100		Cisco Systems, Inc.	5,543,415
135,000		Hewlett-Packard Company	3,217,050
149,700		Intel Corporation	4,208,067
188,700		Intersil Corporation – Class “A”	2,113,440
38,700		Maxim Integrated Products, Inc.	1,106,433
245,000		Microsoft Corporation	7,901,250
89,800		Molex, Inc.	2,525,176
132,800	*	NCR Corporation	2,883,088
50,000		Oracle Corp.	1,458,000
47,800		QUALCOMM, Inc.	3,251,356

49

Portfolio of Investments (continued)
VALUE FUND
March 31, 2012

Shares		Security	Value
		Information Technology (continued)
94,200		TE Connectivity, Ltd.	$ 3,461,850
56,400		Texas Instruments, Inc.	1,895,604
127,900		Western Union Company	2,251,040
100,000	*	Yahoo!, Inc.	1,522,000
			47,151,398
		Materials—4.3%
87,800		Bemis Company, Inc.	2,835,062
15,100		Compass Minerals International, Inc.	1,083,274
61,900		Dow Chemical Company	2,144,216
72,600		DuPont (E.I.) de Nemours & Company	3,840,540
35,000		Freeport-McMoRan Copper & Gold, Inc.	1,331,400
129,000		Glatfelter	2,035,620
36,700		LyondellBasell Industries NV – Class “A”	1,601,955
59,100		Sonoco Products Company	1,962,120
			16,834,187
		Telecommunication Services—4.3%
238,230		AT&T, Inc.	7,439,923
68,745		CenturyLink, Inc.	2,656,994
42,200		Telephone & Data Systems, Inc.	976,930
150,500		Verizon Communications, Inc.	5,753,615
			16,827,462
		Utilities—4.2%
76,900		American Electric Power Company, Inc.	2,966,802
86,750		MDU Resources Group, Inc.	1,942,332
50,100		NextEra Energy, Inc.	3,060,108
120,900		NiSource, Inc.	2,943,915
87,600		Portland General Electric Company	2,188,248
36,300		Southwest Gas Corporation	1,551,462
71,400		Vectren Corporation	2,074,884
			16,727,751
Total Value of Common Stocks (cost $307,887,788)			380,544,856

50

Principal
Amount	Security		Value
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—3.0%
	U.S. Treasury Bills:
$ 11,000M	0.06%, 4/19/12		$ 10,999,670
1,000M	0.088%, 4/19/12		999,956
Total Value of Short-Term U.S. Government Obligations (cost $11,999,626)			11,999,626
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.1%
2,008M	Fannie Mae, 0.035%, 4/11/12		2,007,980
2,500M	Federal Home Loan Bank, 0.025%, 4/16/12		2,499,974
Total Value of Short-Term U.S. Government Agency
Obligations (cost $4,507,954)			4,507,954
Total Value of Investments (cost $324,395,368)		100.4%	397,052,436
Excess of Liabilities Over Other Assets		(.4)	(1,642,832)

Net Assets		100.0%	$395,409,604

* Non-income producing

Summary of Abbreviations:
ADR	American Depositary Receipts
REIT	Real Estate Investment Trust

51

Portfolio of Investments (continued)
VALUE FUND
March 31, 2012

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$380,544,856	$—	$—	$380,544,856
Short-Term U.S. Government
Obligations	—	11,999,626	—	11,999,626
Short-Term U.S. Government
Agency Obligations	—	4,507,954	—	4,507,954
Total Investments in Securities*	$380,544,856	$16,507,580	$—	$397,052,436

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2012.

52	See notes to financial statements

Fund Expenses (unaudited)
GROWTH & INCOME FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,294.78	$7.46
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.50	$6.56

Expense Example – Class B Shares
Actual	$1,000.00	$1,291.25	$11.46
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.00	$10.08

* Expenses are equal to the annualized expense ratio of 1.30% for Class A shares and 2.00% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total market value of investments.

53

Portfolio of Investments
GROWTH & INCOME FUND
March 31, 2012

Shares		Security	Value
		COMMON STOCKS—99.1%
		Consumer Discretionary—13.2%
7,400	*	Allison Transmission Holdings, Inc.	$ 176,712
385,000		Best Buy Company, Inc.	9,116,800
99,600	*	Body Central Corporation	2,890,392
133,000	*	BorgWarner, Inc.	11,217,220
600	*	CafePress, Inc.	11,490
497,000		CBS Corporation – Class “B”	16,853,270
63,200		CEC Entertainment, Inc.	2,395,912
70,000		Coach, Inc.	5,409,600
300,000		Dana Holding Corporation	4,650,000
151,200	*	Delphi Automotive, PLC	4,777,920
198,600		GNC Acquisition Holdings, Inc. – Class “A”	6,929,154
225,000		Home Depot, Inc.	11,319,750
315,000		Limited Brands, Inc.	15,120,000
141,100		Lowe’s Companies, Inc.	4,427,718
114,100		McDonald’s Corporation	11,193,210
420,000		Newell Rubbermaid, Inc.	7,480,200
3,700		Oxford Industries, Inc.	188,034
443,600	*	Pier 1 Imports, Inc.	8,064,648
145,000	*	Steiner Leisure, Ltd.	7,080,350
631,800		Stewart Enterprises, Inc. – Class “A”	3,835,026
90,000	*	TRW Automotive Holdings Corporation	4,180,500
60,000		Tupperware Brands Corporation	3,810,000
160,000		Walt Disney Company	7,004,800
360,000		Wyndham Worldwide Corporation	16,743,600
			164,876,306
		Consumer Staples—9.1%
420,000		Altria Group, Inc.	12,965,400
5,800	*	Annie’s, Inc.	202,072
195,000		Avon Products, Inc.	3,775,200
216,300		Coca-Cola Company	16,008,363
265,000		CVS Caremark Corporation	11,872,000
80,000		McCormick & Company, Inc.	4,354,400
60,000		Nu Skin Enterprises, Inc. – Class “A”	3,474,600
126,000		PepsiCo, Inc.	8,360,100
306,700		Philip Morris International, Inc.	27,176,687
135,562		Procter & Gamble Company	9,111,122
293,000	*	Roundy’s, Inc.	3,135,100
210,000		Wal-Mart Stores, Inc.	12,852,000
			113,287,044

54

Shares		Security	Value
		Energy—10.8%
138,000		Anadarko Petroleum Corporation	$ 10,810,920
185,000	*	C&J Energy Services, Inc.	3,291,150
144,800		Chevron Corporation	15,528,352
230,000		ConocoPhillips	17,482,300
51,500		Devon Energy Corporation	3,662,680
145,000		Ensco, PLC (ADR)	7,674,850
240,490		ExxonMobil Corporation	20,857,698
31,700		Hess Corporation	1,868,715
6,920		Hugoton Royalty Trust	101,586
348,019		Marathon Oil Corporation	11,032,202
142,510		Marathon Petroleum Corporation	6,179,212
132,500		National Oilwell Varco, Inc.	10,529,775
272,500	*	Noble Corporation	10,210,575
60,000		Sasol, Ltd. (ADR)	2,918,400
48,300		Schlumberger, Ltd.	3,377,619
302,900		Suncor Energy, Inc.	9,904,830
			135,430,864
		Financials—10.5%
230,000		American Express Company	13,307,800
195,000		Ameriprise Financial, Inc.	11,140,350
375,000		Brookline Bancorp, Inc.	3,513,750
49,900		Chubb Corporation	3,448,589
170,000		Discover Financial Services	5,667,800
100,000		Financial Select Sector SPDR Fund (ETF)	1,578,000
290,000		FirstMerit Corporation	4,889,400
130,000		Invesco, Ltd.	3,467,100
396,730		JPMorgan Chase & Company	18,241,645
98,700		M&T Bank Corporation	8,575,056
150,000		MetLife, Inc.	5,602,500
100,000		Morgan Stanley	1,964,000
450,000		New York Community Bancorp, Inc.	6,259,500
165,000		PNC Financial Services Group, Inc.	10,640,850
47,600	*	Select Income REIT (REIT)	1,074,808
100,000		SPDR KBW Regional Banking (ETF)	2,847,000
357,666	*	Sunstone Hotel Investors, Inc. (REIT)	3,483,667
355,000		U.S. Bancorp	11,246,400
274,300		Urstadt Biddle Properties – Class “A” (REIT)	5,414,682
237,050		Wells Fargo & Company	8,092,887
			130,455,784

55

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2012

Shares		Security	Value
		Health Care—12.0%
291,600		Abbott Laboratories	$ 17,872,164
55,000		Baxter International, Inc.	3,287,900
20,000	*	Biogen IDEC, Inc.	2,519,400
117,500		Covidien, PLC	6,424,900
200,900	*	Gilead Sciences, Inc.	9,813,965
57,700		Hill-Rom Holdings, Inc.	1,927,757
270,625		Johnson & Johnson	17,850,425
60,000		McKesson Corporation	5,266,200
190,000	*	Medco Health Solutions, Inc.	13,357,000
303,300		Merck & Company, Inc.	11,646,720
167,000	*	Par Pharmaceutical Companies, Inc.	6,467,910
853,453		Pfizer, Inc.	19,339,245
121,875		Sanofi-Aventis (ADR)	4,722,656
244,800		Thermo Fisher Scientific, Inc.	13,801,824
140,000		UnitedHealth Group, Inc.	8,251,600
115,000	*	Watson Pharmaceuticals, Inc.	7,711,900
			150,261,566
		Industrials—16.5%
200,000		3M Company	17,842,000
295,600	*	Altra Holdings, Inc.	5,675,520
124,200		Armstrong World Industries, Inc.	6,057,234
107,000		Caterpillar, Inc.	11,397,640
120,000		Chicago Bridge & Iron Company NV – NY Shares	5,182,800
114,700	*	Esterline Technologies Corporation	8,196,462
102,300	*	Generac Holdings, Inc.	2,511,465
385,000		General Electric Company	7,726,950
132,100		Goodrich Corporation	16,570,624
209,700		Honeywell International, Inc.	12,802,185
179,475		IDEX Corporation	7,561,282
215,000		ITT Corporation	4,932,100
45,000		Lockheed Martin Corporation	4,043,700
168,210	*	Mobile Mini, Inc.	3,552,595
86,600		Northrop Grumman Corporation	5,289,528
105,000		Parker Hannifin Corporation	8,877,750
137,100		Raytheon Company	7,236,138
145,000		Snap-on, Inc.	8,840,650
493,000		TAL International Group, Inc.	18,098,030
200,000		Textainer Group Holdings, Ltd.	6,780,000
93,170	*	Thermon Group Holdings, Inc.	1,905,327

56

Shares		Security	Value
		Industrials (continued)
357,475		Tyco International, Ltd.	$ 20,082,946
154,700		United Technologies Corporation	12,830,818
68,300		Xylem, Inc.	1,895,325
			205,889,069
		Information Technology—20.7%
41,500	*	Apple, Inc.	24,878,005
180,000		Avago Technologies, Ltd.	7,014,600
95,000	*	CACI International, Inc. – Class “A”	5,917,550
675,000		Cisco Systems, Inc.	14,276,250
160,000	*	eBay, Inc.	5,902,400
578,300	*	EMC Corporation	17,279,604
321,300		Hewlett-Packard Company	7,656,579
583,775		Intel Corporation	16,409,915
151,425		International Business Machines Corporation	31,594,826
276,800		Intersil Corporation – Class “A”	3,100,160
876,345		Microsoft Corporation	28,262,126
744,800	*	NCR Corporation	16,169,608
178,900	*	NeuStar, Inc. – Class “A”	6,664,025
290,000		Oracle Corporation	8,456,400
200,000	*	Parametric Technology Corporation	5,588,000
297,970		QUALCOMM, Inc.	20,267,919
525,000	*	Symantec Corporation	9,817,500
275,000		TE Connectivity, Ltd.	10,106,250
560,000		Western Union Company	9,856,000
605,000	*	Yahoo!, Inc.	9,208,100
			258,425,817
		Materials—3.7%
40,000		Buckeye Technologies, Inc.	1,358,800
156,900		Celanese Corporation – Series “A”	7,245,642
75,000		DuPont (E.I.) de Nemours & Company	3,967,500
250,000		Freeport-McMoRan Copper & Gold, Inc.	9,510,000
275,000		Kronos Worldwide, Inc.	6,858,500
150,000		LyondellBasell Industries NV – Class “A”	6,547,500
40,000		Praxair, Inc.	4,585,600
241,300		RPM International, Inc.	6,319,647
			46,393,189

57

Portfolio of Investments (continued)
GROWTH & INCOME FUND
March 31, 2012

Shares or
Principal
Amount	Security		Value
	Telecommunication Services—2.3%
435,300	AT&T, Inc.		$ 13,594,419
396,400	Verizon Communications, Inc.		15,154,372
			28,748,791
	Utilities—.3%
71,700	American Electric Power Company, Inc.		2,766,186
50,000	Atmos Energy Corporation		1,573,000
			4,339,186
Total Value of Common Stocks (cost $919,577,718)			1,238,107,616
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—.6%
	U.S. Treasury Bills:
$ 1,000M	0.07%, 4/19/12		999,965
4,000M	0.045%, 4/26/12		3,999,875
2,000M	0.07%, 5/24/12		1,999,794
Total Value of Short-Term U.S. Government Obligations (cost $6,999,634)			6,999,634
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—.4%
2,000M	Federal Home Loan Bank, 0.09%, 5/18/12		1,999,765
2,550M	Freddie Mac, 0.085%, 5/9/12		2,549,771
Total Value of Short-Term U.S. Government Agency Obligations (cost $4,549,536)			4,549,536
Total Value of Investments (cost $931,126,888)		100.1%	1,249,656,786
Excess of Liabilities Over Other Assets		(.1)	(727,076)
Net Assets		100.0%	$1,248,929,710

* Non-income producing

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

58

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$1,238,107,616	$—	$—	$1,238,107,616
Short-Term U.S. Government
Obligations	—	6,999,634	—	6,999,634
Short-Term U.S. Government
Agency Obligations	—	4,549,536	—	4,549,536
Total Investments in
Securities*	$1,238,107,616	$11,549,170	$—	$1,249,656,786

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2012.

See notes to financial statements	59

Fund Expenses (unaudited)
GLOBAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,236.08	$9.39
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,016.60	$8.47

Expense Example – Class B Shares
Actual	$1,000.00	$1,232.41	$13.28
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,013.10	$11.98

* Expenses are equal to the annualized expense ratio of 1.68% for Class A shares and 2.38% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total market value of investments.

60

Portfolio of Investments
GLOBAL FUND
March 31, 2012

Shares		Security	Value
		COMMON STOCKS—96.8%
		United States—46.2%
11,300		Accenture, PLC – Class “A”	$ 728,850
11,800		Advance Auto Parts, Inc.	1,045,126
82,120		Aflac, Inc.	3,776,699
35,485		Ameriprise Financial, Inc.	2,027,258
12,730		Amgen, Inc.	865,513
18,000		Analog Devices, Inc.	727,200
10,005		Apache Corporation	1,004,902
12,290	*	Apple, Inc.	7,367,486
27,300	*	Arrow Electronics, Inc.	1,145,781
101,800		Assured Guaranty, Ltd.	1,681,736
114,950		AT&T, Inc.	3,589,888
17,800	*	Atwood Oceanics, Inc.	799,042
14,800	*	BE Aerospace, Inc.	687,756
24,975		Boeing Company	1,857,391
14,658		Buckle, Inc.	702,118
29,535		Cardinal Health, Inc.	1,273,254
47,800		Carnival Corporation	1,533,424
8,600		Caterpillar, Inc.	916,072
54,565		CBS Corporation – Class “B”	1,850,299
69,855		Cigna Corporation	3,440,359
201,205		Cisco Systems, Inc.	4,255,486
46,915		Citigroup, Inc.	1,714,743
24,110	*	Cobalt International Energy, Inc.	724,023
28,540		Comcast Corporation – Class “A”	856,485
51,000		Corning, Inc.	718,080
21,600		Covidien, PLC	1,181,088
3,000		Cummins, Inc.	360,120
43,400		CVS Caremark Corporation	1,944,320
19,700		D.R. Horton, Inc.	298,849
4,100	*	Deckers Outdoor Corporation	258,505
11,900		Deere & Company	962,710
15,500	*	Dollar General Corporation	716,100
42,220	*	eBay, Inc.	1,557,496
39,300		Eli Lilly & Company	1,582,611
125,315	*	EMC Corporation	3,744,412
11,950		Expeditors International of Washington, Inc.	555,795
56,145		ExxonMobil Corporation	4,869,456
15,830		Flowserve Corporation	1,828,523
85,035		General Electric Company	1,706,652
6,935		Goldman Sachs Group, Inc.	862,506

61

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2012

Shares		Security	Value
		United States (continued)
6,910	*	Google, Inc. – Class “A”	$ 4,430,968
6,250		Guess?, Inc.	195,313
12,100		Halliburton Company	401,599
20,400		Home Depot, Inc.	1,026,324
19,330		Honeywell International, Inc.	1,180,097
4,100		International Business Machines Corporation	855,465
30,365	*	ITT Educational Services, Inc.	2,008,341
65,300	*	JDS Uniphase Corporation	946,197
17,200		Johnson Controls, Inc.	558,656
29,995		Joy Global, Inc.	2,204,633
63,145		JPMorgan Chase & Company	2,903,407
35,775	*	Juniper Networks, Inc.	818,532
9,000		Las Vegas Sands Corp.	518,130
31,270		Lowe’s Companies, Inc.	981,253
18,800		Manpower, Inc.	890,556
21,280		Mattel, Inc.	716,285
5,400		McDonald’s Corporation	529,740
64,620		Merck & Company, Inc.	2,481,408
126,110		Microsoft Corporation	4,067,048
19,425		National Oilwell Varco, Inc.	1,543,705
14,200	*	NetApp, Inc.	635,734
9,200	*	Newfield Exploration Company	319,056
16,430		NextEra Energy, Inc.	1,003,544
40,455	*	Noble Corporation	1,515,849
10,945		Nordstrom, Inc.	609,855
83,745		Oracle Corporation	2,442,004
37,980		PepsiCo, Inc.	2,519,973
42,375		Philip Morris International, Inc.	3,754,849
2,530		Precision Castparts Corporation	437,437
36,445		Procter & Gamble Company	2,449,468
46,960		QUALCOMM, Inc.	3,194,219
5,200		Raytheon Company	274,456
4,800	*	Riverbed Technology, Inc.	134,784
9,600		Ross Stores, Inc.	557,760
60,285		St. Jude Medical, Inc.	2,671,228
22,360		Starbucks Corporation	1,249,700
5,050		Thermo Fisher Scientific, Inc.	284,719
26,340		United Parcel Service, Inc. – Class “B”	2,126,165
16,500		UnitedHealth Group, Inc.	972,510
33,200		Waddell & Reed Financial, Inc. – Class “A”	1,076,012
19,700		Walgreen Company	659,753

62

Shares		Security	Value
		United States (continued)
26,000		Wal-Mart Stores, Inc.	$ 1,591,200
114,005		Wells Fargo & Company	3,892,131
24,950	*	WESCO International, Inc.	1,629,485
93,745		Western Union Company	1,649,912
55,770	*	Whiting Petroleum Corporation	3,028,311
			137,655,885
		United Kingdom—10.3%
37,522		AstraZeneca, PLC	1,666,032
21,600		AstraZeneca, PLC (ADR)	960,984
163,260		BG Group, PLC	3,777,090
396,528		BP, PLC	2,930,498
42,885		BP, PLC (ADR)	1,929,825
50,613		British American Tobacco, PLC	2,547,713
36,800		Ensco, PLC (ADR)	1,947,824
72,625		Imperial Tobacco Group, PLC	2,941,528
30,141		InterContinental Hotels Group, PLC (ADR)	699,733
322,415		National Grid, PLC	3,247,949
39,538		Rio Tinto, PLC	2,176,902
226,203		Rolls-Royce Holdings, PLC	2,934,697
52,979		Standard Chartered, PLC	1,320,497
333,316		Tesco, PLC	1,757,434
			30,838,706
		France—6.4%
14,223		Accor SA	507,044
21,177	*	BNP Paribas SA	1,003,265
51,183		Danone SA	3,564,788
33,895		Essilor International SA	3,016,570
27,355		Pernod Ricard SA	2,856,006
47,393		Peugeot SA	762,093
71,187		Safran SA	2,612,206
25,034		Schneider Electric SA	1,633,217
15,286		Unibail-Rodamco	3,052,437
			19,007,626
		Japan—6.3%
19,920	*	ACOM Company, Ltd.	447,562
34,300		Daiichi Sankyo Company, Ltd.	628,524
24,500		Daito Trust Construction Company, Ltd.	2,211,981

63

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2012

Shares		Security	Value
		Japan (continued)
29,000		Eisai Company, Ltd.	$ 1,159,366
15,000		FamilyMart Co., Ltd.	637,949
17,800		FANUC, Ltd.	3,175,211
10,200		Fast Retailing Company, Ltd.	2,337,590
141		INPEX Corporation	957,762
65,300		JS Group Corporation	1,375,113
29,500		Komatsu, Ltd.	845,622
334,500		Mitsubishi UFJ Financial Group, Inc.	1,674,634
80,000		Mitsui Fudosan Company, Ltd.	1,538,854
1,287		Rakuten, Inc.	1,355,889
233,000	*	Tokyo Electric Power Co., Inc.	588,906
			18,934,963
		Switzerland—5.3%
16,413		Compagnie Financiere Richemont SA	1,027,799
2,274		Givaudan SA	2,188,837
14,349		Kuehne & Nagel International AG	1,938,389
20,320		Roche Holding AG – Genusscheine	3,531,860
885		SGS SA-Registered	1,719,378
37,811	*	Swiss Reinsurance Company, Ltd.	2,411,688
207,650	*	UBS AG – Registered	2,906,204
			15,724,155
		Germany—2.6%
11,546		Allianz SE	1,375,673
17,024		Beiersdorf AG	1,109,172
24,265	*	Continental AG	2,286,840
13,752	*	GSW Immobilien AG	474,595
172,972		Infineon Technologies AG	1,765,838
12,245		SAP AG	853,817
			7,865,935
		Brazil—2.2%
97,600		BR Malls Participacoes SA	1,262,599
6,660		CETIP SA – Balcao Organizado de Ativos e Derivatos	110,252
130,300		Cia de Concessoes Rodoviarias	1,054,942
56,550		Itau Unibanco Holdings SA (ADR)	1,085,195
120,200		Julio Simoes Logistica SA	719,500
26,200		Localiza Rent a Car SA	482,552

64

Shares		Security	Value
		Brazil (continued)
289,300		PDG Realty SA	$ 997,477
19,100		Petroleo Brasileiro SA – Petrobras (ADR)	507,296
48,591		Raia Drogasil SA	466,919
			6,686,732
		Canada—1.9%
8,800		Agrium, Inc.	760,056
50,305		Barrick Gold Corporation	2,187,261
67,210		EnCana Corporation	1,318,041
11,230		Imperial Oil, Ltd.	509,730
17,215		Potash Corp. of Saskatchewan, Inc.	786,553
			5,561,641
		China—1.8%
660,000		China Pacific Insurance Group Company, Ltd.	2,044,436
604,000		Dongfeng Motor Group Company, Ltd.	1,090,685
180,000		ENN Energy Holdings, Ltd.	621,329
134,000		Hengan International Group Company, Ltd.	1,354,843
196,000		Zhongsheng Group Holdings, Ltd.	388,769
			5,500,062
		Sweden—1.8%
62,151		Assa Abloy AB – Class “B”	1,946,390
65,887		SKF AB – “B” Shares	1,603,646
130,373		Volvo AB – “B” Shares	1,894,091
			5,444,127
		Israel—1.7%
27,300	*	Check Point Software Technologies, Ltd.	1,742,832
71,005		Teva Pharmaceutical Industries, Ltd. (ADR)	3,199,485
			4,942,317
		Hong Kong—1.6%
639,400		AIA Group, Ltd.	2,342,984
359,600		Sands China, Ltd.	1,405,701
460,295		Shangri-La Asia, Ltd.	1,006,673
			4,755,358

65

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2012

Shares		Security	Value
		Taiwan—1.2%
224,400		Taiwan Semiconductor Manufacturing Company, Ltd. (ADR)	$ 3,428,832
		Ireland—1.1%
76,243		CRH, PLC	1,559,261
107,300	*	Elan Corporation, PLC (ADR)	1,610,573
			3,169,834
		Italy—1.0%
632,492		Snam Rete Gas SpA	3,037,296
		South Korea—.9%
2,431		Samsung Electronics Company, Ltd.	2,735,559
		Netherlands—.9%
27,900		ASML Holding NV	1,398,906
86,895		ING Groep NV – CVA	722,891
8,900	*	Yandex NV	239,143
8,182	*	Ziggo NV	254,857
			2,615,797
		Belgium—.7%
39,910		Umicore SA	2,195,284
		Norway—.7%
16,389	*	Algeta ASA	412,882
90,926		Telenor ASA	1,683,328
			2,096,210
		India—.7%
114,436		Bharti Airtel, Ltd.	759,013
284,481		ITC, Ltd.	1,267,028
			2,026,041
		Finland—.4%
9,752		Kone Oyj – Class “B”	542,456
13,733		Nokian Renkaat Oyj	668,252
			1,210,708
		Russia—.3%
69,600		Sberbank of Russia (ADR)	931,944

66

Shares or
Principal
Amount	Security		Value
	Chile—.3%
43,100	Enersis SA (ADR)		$ 870,189
	Denmark—.2%
27,042	DSV A/S		612,330
	Malaysia—.2%
397,400	Airasia Berhad		447,537
	Argentina—.1%
10,900	YPF Sociedad Anonima		309,669
Total Value of Common Stocks (cost $233,582,763)			288,604,737
	SHORT-TERM U.S. GOVERNMENT OBLIGATIONS—3.0%
	U.S. Treasury Bills:
$ 1,500M	0.06%, 4/19/12		1,499,955
1,000M	0.088%, 4/19/12		999,956
2,000M	0.045%, 4/26/12		1,999,937
3,500M	0.0654%, 5/10/12		3,499,754
1,000M	0.07%, 5/24/12		999,897
Total Value of Short-Term U.S. Government Obligations (cost $8,999,499)			8,999,499
Total Value of Investments (cost $242,582,262)		99.8%	297,604,236
Other Assets, Less Liabilities		.2	437,585
Net Assets		100.0%	$ 298,041,821

* Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

67

Portfolio of Investments (continued)
GLOBAL FUND
March 31, 2012

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Information Technology	$51,584,581	$—	$—	$51,584,581
Financials	44,852,183	—	—	44,852,183
Industrials	43,155,125	—	—	43,155,125
Consumer Staples	31,422,943	—	—	31,422,943
Health Care	30,938,966	—	—	30,938,966
Consumer Discretionary	30,746,808	—	—	30,746,808
Energy	28,393,678	—	—	28,393,678
Materials	11,854,154	—	—	11,854,154
Utilities	9,369,213	—	—	9,369,213
Telecommunications Services	6,287,086	—	—	6,287,086
Short-Term U.S. Government
Obligations	—	8,999,499	—	8,999,499
Total Investments in Securities*	$288,604,737	$8,999,499	$—	$297,604,236

* The Portfolio of Investments provides information on the country categorization for common stocks.

During the period ended March 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

68

The following is a reconciliation of Fund investments valued using Level 3 inputs for the period:

Investments
in Common
Stocks
Balance, September 30, 2011	$299,006
Sales	(374,131)
Change in unrealized appreciation	2,662
Realized gain	72,463
Transfer into Level 3	—
Transfer out of Level 3	—
Balance, March 31, 2012	$—

See notes to financial statements	69

Fund Expenses (unaudited)
SELECT GROWTH FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,267.83	$8.05
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.90	$7.16

Expense Example – Class B Shares
Actual	$1,000.00	$1,265.16	$12.01
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.40	$10.68

* Expenses are equal to the annualized expense ratio of 1.42% for Class A shares and 2.12% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
BY SECTOR

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total market value of investments.

70

Portfolio of Investments
SELECT GROWTH FUND
March 31, 2012

Shares		Security	Value
		COMMON STOCKS—98.9%
		Consumer Discretionary—13.8%
137,600	*	Bed Bath & Beyond, Inc.	$ 9,049,952
137,800		Home Depot, Inc.	6,932,718
127,700		Mattel, Inc.	4,298,382
11,285	*	Priceline.com, Inc.	8,096,988
159,000		Ross Stores, Inc.	9,237,900
			37,615,940
		Consumer Staples—12.3%
212,000		Coca-Cola Enterprises, Inc.	6,063,200
285,000	*	Constellation Brands, Inc. – Class “A”	6,723,150
100,200		Corn Products International, Inc.	5,776,530
260,100		Kroger Company	6,302,223
106,600		Whole Foods Market, Inc.	8,869,120
			33,734,223
		Energy—8.2%
55,400		Chevron Corporation	5,941,096
47,700		ExxonMobil Corporation	4,137,021
72,700		Helmerich & Payne, Inc.	3,922,165
51,400		Noble Energy, Inc.	5,025,892
34,900		Occidental Petroleum Corporation	3,323,527
			22,349,701
		Financials—11.2%
121,800		American Express Company	7,047,348
218,400		BB&T Corporation	6,855,576
210,100		East West Bancorp, Inc.	4,851,209
201,400		Invesco, Ltd.	5,371,338
208,800		U.S. Bancorp	6,614,784
			30,740,255
		Health Care—13.6%
90,400		Aetna, Inc.	4,534,464
69,900	*	Celgene Corporation	5,418,648
84,600		Cooper Companies, Inc.	6,912,666
176,700	*	Endo Pharmaceuticals Holdings, Inc.	6,843,591
70,600		McKesson Corporation	6,196,562
106,900	*	Watson Pharmaceuticals, Inc.	7,168,714
			37,074,645

71

Portfolio of Investments (continued)
SELECT GROWTH FUND
March 31, 2012

Shares or
Principal
Amount		Security		Value
		Industrials—8.2%
118,380	*	AGCO Corporation		$ 5,588,720
135,200		AMETEK, Inc.		6,558,552
78,400		Rockwell Automation, Inc.		6,248,480
73,600		Ryder System, Inc.		3,886,080
				22,281,832
		Information Technology—28.6%
100,800	*	ANSYS, Inc.		6,554,016
28,700	*	Apple, Inc.		17,204,789
547,800	*	Cadence Design Systems, Inc.		6,485,952
119,800	*	Check Point Software Technologies, Ltd.		7,648,032
123,900		Global Payments, Inc. (a)		5,881,533
44,200		International Business Machines Corporation		9,222,330
106,900		Motorola Solutions, Inc.		5,433,727
213,500	*	Nuance Communications, Inc.		5,461,330
219,000	*	TIBCO Software, Inc.		6,679,500
67,700	*	VMware, Inc. – Class “A”		7,607,449
				78,178,658
		Materials—3.0%
44,500		CF Industries Holdings, Inc.		8,127,925
Total Value of Common Stocks (cost $194,056,647)				270,103,179
		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—.7%
$2,000M		U.S. Treasury Bills, 0.06%, 4/19/12 (cost $1,999,940)		1,999,940
Total Value of Investments (cost $196,056,587)			99.6%	272,103,119
Other Assets, Less Liabilities			.4	1,188,156
Net Assets			100.0%	$ 273,291,275

* Non-income producing

(a) Security valued at fair value (see Note 1A)

72

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2		Level 3	Total
Common Stocks	$264,221,646	$5,881,533	**	$—	$270,103,179
Short-Term U.S. Government
Obligations	—	1,999,940		—	1,999,940
Total Investments in Securities*	$264,221,646	$7,881,473		$—	$272,103,119

* The Portfolio of Investments provides information on the industry categorization for common stocks.

** A transfer in the amount of $5,881,533 was made from Level 1 into Level 2 as a result of a trading halt on March 30, 2012 (see Note 1A).

Transfers are recognized at the end of the reporting period.

The following is a summary of Level 2 inputs by industry:

Information Technology	$5,881,533

See notes to financial statements	73

Fund Expenses (unaudited)
OPPORTUNITY FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,291.95	$7.74
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,018.25	$6.81

Expense Example – Class B Shares
Actual	$1,000.00	$1,287.25	$11.72
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.75	$10.33

* Expenses are equal to the annualized expense ratio of 1.35% for Class A shares and 2.05% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
TOP TEN SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total market value of investments.

74

Portfolio of Investments
OPPORTUNITY FUND
March 31, 2012

Shares		Security	Value
		COMMON STOCKS—96.2%
		Consumer Discretionary—17.6%
7,400	*	Allison Transmission Holdings, Inc.	$ 176,712
350,000	*	Body Central Corporation	10,157,000
80,000	*	BorgWarner, Inc.	6,747,200
73,500		Coach, Inc.	5,680,080
282,500		Dana Holding Corporation	4,378,750
135,000	*	Delphi Automotive, PLC	4,266,000
145,000	*	Dreamworks Animation SKG, Inc. – Class “A”	2,675,250
227,500		GNC Acquisition Holdings, Inc. – Class “A”	7,937,475
165,000		Limited Brands, Inc.	7,920,000
120,000		Newell Rubbermaid, Inc.	2,137,200
50,000		Nordstrom, Inc.	2,786,000
30,300		Oxford Industries, Inc.	1,539,846
383,700	*	Pier 1 Imports, Inc.	6,975,666
25,000		Ralph Lauren Corporation	4,358,250
547,200		Stewart Enterprises, Inc. – Class “A”	3,321,504
35,000	*	Tempur-Pedic International, Inc.	2,955,050
70,000		Tiffany & Company	4,839,100
125,000	*	TRW Automotive Holdings Corporation	5,806,250
60,000		Tupperware Brands Corporation	3,810,000
180,000		Wyndham Worldwide Corporation	8,371,800
			96,839,133
		Consumer Staples—3.0%
5,800	*	Annie’s, Inc.	202,072
75,000		McCormick & Company, Inc.	4,082,250
27,500		Nu Skin Enterprises, Inc. – Class “A”	1,592,525
510,000	*	Prestige Brands Holdings, Inc.	8,914,800
67,387		Tootsie Roll Industries, Inc.	1,543,830
			16,335,477
		Energy—8.4%
230,000	*	C&J Energy Services, Inc.	4,091,700
20,000	*	Dril-Quip, Inc.	1,300,400
130,000		Ensco, PLC (ADR)	6,880,900
40,000		EOG Resources, Inc.	4,444,000
90,000		EQT Corporation	4,338,900
43,000		Hess Corporation	2,534,850
139,700		National-Oilwell Varco, Inc.	11,101,959

75

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2012

Shares		Security	Value
		Energy (continued)
110,000	*	Plains Exploration & Production Company	$ 4,691,500
225,000		Talisman Energy, Inc.	2,835,000
250,000	*	Weatherford International, Ltd.	3,772,500
			45,991,709
		Financials—14.2%
115,000		Ameriprise Financial, Inc.	6,569,950
145,000		Berkshire Hills Bancorp, Inc.	3,323,400
260,000		Brookline Bancorp, Inc.	2,436,200
75,000		City National Corporation	3,935,250
178,600		Discover Financial Services	5,954,524
150,000		Douglas Emmett, Inc. (REIT)	3,421,500
32,500		Federal Realty Investment Trust (REIT)	3,145,675
90,000		Financial Select Sector SPDR Fund (ETF)	1,420,200
225,000		FirstMerit Corporation	3,793,500
51,000		IBERIABANK Corporation	2,726,970
138,200		Invesco, Ltd.	3,685,794
60,000		M&T Bank Corporation	5,212,800
260,000	*	Nasdaq OMX Group, Inc.	6,734,000
250,000		New York Community Bancorp, Inc.	3,477,500
100,000		Oritani Financial Corporation	1,468,000
325,000		Protective Life Corporation	9,626,500
92,000		SPDR KBW Regional Banking (ETF)	2,619,240
73,500		Tompkins Financial Corporation	2,944,410
175,000		Waddell & Reed Financial, Inc. – Class “A”	5,671,750
			78,167,163
		Health Care—10.0%
75,000		DENTSPLY International, Inc.	3,009,750
75,000	*	Gilead Sciences, Inc.	3,663,750
68,100		Hill-Rom Holdings, Inc.	2,275,221
25,000	*	Hi-Tech Pharmacal Company, Inc.	898,250
87,500		McKesson Corporation	7,679,875
3,500	*	Mettler-Toledo International, Inc.	646,625
157,000	*	Par Pharmaceutical Companies, Inc.	6,080,610
20,000		Perrigo Company	2,066,200
155,000	*	Sirona Dental Systems, Inc.	7,988,700
125,000		Thermo Fisher Scientific, Inc.	7,047,500
300,000	*	Warner Chilcott, PLC – Class “A”	5,043,000
130,000	*	Watson Pharmaceuticals, Inc.	8,717,800
			55,117,281

76

Shares		Security	Value
		Industrials—19.3%
86,300		A.O. Smith Corporation	$ 3,879,185
220,800	*	Altra Holdings, Inc.	4,239,360
89,300		Armstrong World Industries, Inc.	4,355,161
110,000		Chicago Bridge & Iron Company NV – NY Shares	4,750,900
200,000	*	EnerSys, Inc.	6,930,000
100,700	*	Esterline Technologies Corporation	7,196,022
82,300	*	Generac Holdings, Inc.	2,020,465
86,000		Goodrich Corporation	10,787,840
180,000		IDEX Corporation	7,583,400
225,000		ITT Corporation	5,161,500
82,500		J.B. Hunt Transport Services, Inc.	4,485,525
175,000	*	Mobile Mini, Inc.	3,696,000
40,000		Roper Industries, Inc.	3,966,400
125,500		Snap-on, Inc.	7,651,735
275,000		TAL International Group, Inc.	10,095,250
85,170	*	Thermon Group Holdings, Inc.	1,741,726
140,000		Timken Company	7,103,600
167,500		Triumph Group, Inc.	10,495,550
			106,139,619
		Information Technology—13.8%
200,000		Avago Technologies, Ltd.	7,794,000
85,000	*	CACI International, Inc. – Class “A”	5,294,650
90,000	*	FEI Company	4,419,900
45,000	*	Fiserv, Inc.	3,122,550
279,000		Intersil Corporation – Class “A”	3,124,800
170,000	*	InterXion Holding NV	3,051,500
75,000		Intuit, Inc.	4,509,750
444,700	*	NCR Corporation	9,654,437
195,000	*	NeuStar, Inc. – Class “A”	7,263,750
260,000	*	NVIDIA Corporation	4,001,400
17,300	*	Super Micro Computer, Inc.	302,058
355,000	*	Symantec Corporation	6,638,500
265,000		TE Connectivity, Ltd.	9,738,750
225,000		Technology Select Sector SPDR Fund (ETF)	6,783,750
			75,699,795
		Materials—5.7%
120,000		Agrium, Inc.	10,364,400
60,000		Allegheny Technologies, Inc.	2,470,200
45,000		Buckeye Technologies, Inc.	1,528,650

77

Portfolio of Investments (continued)
OPPORTUNITY FUND
March 31, 2012

Shares or
Principal
Amount	Security		Value
	Materials (continued)
50,000	Cabot Corporation		$ 2,134,000
90,000	Freeport-McMoRan Copper & Gold, Inc.		3,423,600
125,000	Kronos Worldwide, Inc.		3,117,500
40,000	Praxair, Inc.		4,585,600
55,000	Sigma-Aldrich Corporation		4,018,300
			31,642,250
	Telecommunication Services—.5%
135,000	NTELOS Holdings Corporation		2,794,500
	Utilities—3.7%
111,000	AGL Resources, Inc.		4,353,420
110,000	Portland General Electric Company		2,747,800
135,000	SCANA Corporation		6,157,350
200,000	Wisconsin Energy Corporation		7,036,000
			20,294,570
Total Value of Common Stocks (cost $373,363,855)			529,021,497
	SHORT-TERM U.S. GOVERNMENT
	OBLIGATIONS—2.4%
	U.S. Treasury Bills:
$ 5,000M	0.06%, 4/19/12		4,999,850
1,500M	0.07%, 4/19/12		1,499,947
3,000M	0.065%, 5/10/12		2,999,789
4,000M	0.07%, 5/24/12		3,999,588
Total Value of Short-Term U.S. Government Obligations (cost $13,499,174)			13,499,174
	SHORT-TERM U.S. GOVERNMENT AGENCY
	OBLIGATIONS—1.1%
	Federal Home Loan Bank:
4,000M	0.09%, 5/18/12		3,999,530
2,000M	0.065%, 6/1/12		1,999,780
Total Value of Short-Term U.S. Government Agency Obligations (cost $5,999,310)			5,999,310
Total Value of Investments (cost $392,862,339)		99.7%	548,519,981
Other Assets, Less Liabilities		.3	1,607,124
Net Assets		100.0%	$550,127,105

* Non-income producing

78

Summary of Abbreviations:
ADR	American Depositary Receipts
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$529,021,497	$—	$—	$529,021,497
Short-Term U.S. Government
Obligations	—	13,499,174	—	13,499,174
Short-Term U.S. Government
Agency Obligations	—	5,999,310	—	5,999,310
Total Investments in Securities*	$529,021,497	$19,498,484	$—	$548,519,981

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended
March 31, 2012.

See notes to financial statements	79

Fund Expenses (unaudited)
SPECIAL SITUATIONS FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,271.53	$8.06
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,017.90	$7.16

Expense Example – Class B Shares
Actual	$1,000.00	$1,267.36	$12.02
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,014.40	$10.68

* Expenses are equal to the annualized expense ratio of 1.42% for Class A shares and 2.12% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period). Expenses paid during the period are net of expenses waived.

Portfolio Composition
TOP SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total market value of investments.

80

Portfolio of Investments
SPECIAL SITUATIONS FUND
March 31, 2012

Shares		Security	Value
		COMMON STOCKS—95.5%
		Consumer Discretionary—9.8%
239,579		American Eagle Outfitters, Inc.	$ 4,118,363
77,100	*	Big Lots, Inc.	3,316,842
136,400	*	Express, Inc.	3,407,272
112,300		Foot Locker, Inc.	3,486,915
85,200		Men’s Wearhouse, Inc.	3,303,204
104,200		PVH Corporation	9,308,186
647,900		Regal Entertainment Group – Class “A”	8,811,440
			35,752,222
		Consumer Staples—1.9%
83,700		Cal-Maine Foods, Inc.	3,202,362
374,492	*	Dole Food Company, Inc.	3,737,430
			6,939,792
		Energy—8.6%
194,200	*	Denbury Resources, Inc.	3,540,266
320,941	*	Matrix Service Company	4,496,384
659,750	*	PetroQuest Energy, Inc.	4,050,865
94,700	*	Plains Exploration & Production Company	4,038,955
150,300	*	Resolute Energy Corporation	1,710,414
191,100		Sunoco, Inc.	7,290,465
158,500	*	Venoco, Inc.	1,718,140
85,200	*	Whiting Petroleum Corporation	4,626,360
			31,471,849
		Financials—19.2%
16,612	*	Alleghany Corporation	5,467,009
135,600		American Financial Group, Inc.	5,231,448
906,000		Anworth Mortgage Asset Corporation (REIT)	5,961,480
190,700		Aspen Insurance Holdings, Ltd.	5,328,158
446,947		Capitol Federal Financial, Inc.	5,300,792
170,600	*	EZCORP, Inc. – Class “A”	5,536,823
566,700		First Niagara Financial Group, Inc.	5,576,328
736,900	*	Knight Capital Group, Inc. – Class “A”	9,483,903
7,200	*	Markel Corporation	3,232,368
687,200		MFA Financial, Inc. (REIT)	5,133,384
125,100		Mid-America Apartment Communities, Inc. (REIT)	8,385,453
297,800		Montpelier Re Holdings, Ltd.	5,753,496
			70,390,642

81

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2012

Shares		Security	Value
		Health Care—11.4%
162,400	*	Endo Pharmaceuticals Holdings, Inc.	$ 6,289,752
146,900	*	Life Technologies Corporation	7,171,658
196,288	*	Magellan Health Services, Inc.	9,580,817
83,900	*	MEDNAX, Inc.	6,239,643
275,500	*	Myriad Genetics, Inc.	6,518,330
207,900		PerkinElmer, Inc.	5,750,514
			41,550,714
		Industrials—5.1%
145,400		Applied Industrial Technologies, Inc.	5,980,302
172,200		EMCOR Group, Inc.	4,773,384
96,100	*	FTI Consulting, Inc.	3,605,672
24,200		Precision Castparts Corporation	4,184,180
			18,543,538
		Information Technology—25.0%
248,400	*	Avnet, Inc.	9,039,276
561,400	*	Brightpoint, Inc.	4,519,270
470,700	*	Compuware Corporation	4,325,733
809,300	*	Convergys Corporation	10,804,155
86,600	*	Cymer, Inc.	4,330,000
53,727	*	Diodes, Inc.	1,245,392
421,000	*	Emulex Corporation	4,369,980
87,700		IAC/InterActiveCorp	4,305,193
450,500	*	Kulicke and Soffa Industries, Inc.	5,599,715
203,900		Lender Processing Services, Inc.	5,301,400
183,400		Lexmark International, Inc. – Class “A”	6,096,216
305,200	*	Marvell Technology Group, Ltd.	4,800,796
165,000	*	Microsemi Corporation	3,537,600
597,700	*	QLogic Corporation	10,615,152
532,100	*	TriQuint Semiconductor	3,668,830
725,400	*	Vishay Intertechnology, Inc.	8,820,864
			91,379,572
		Materials—13.3%
103,000		AptarGroup, Inc.	5,641,310
362,800	*	Chemtura Corporation	6,160,344
64,924	*	Innospec, Inc.	1,972,391
248,600		Olin Corporation	5,407,050
28,077		Rock-Tenn Company – Class “A”	1,896,882

82

Shares or
Principal
Amount		Security		Value
		Materials (continued)
46,500		Royal Gold, Inc.		$ 3,032,730
92,000		Schnitzer Steel Industries, Inc. – Class “A”		3,670,340
200,900		Sensient Technologies Corporation		7,634,200
89,330	*	SunCoke Energy, Inc.		1,269,379
25,300	*	Tronox, Inc.		4,408,525
115,165		Westlake Chemical Corporation		7,461,540
				48,554,691
		Telecommunication Services—1.2%
483,900	*	Premiere Global Services, Inc.		4,374,456
Total Value of Common Stocks (cost $263,376,602)				348,957,476
		SHORT-TERM U.S. GOVERNMENT
		OBLIGATIONS—2.8%
		U.S. Treasury Bills:
$ 5,300M		0.045%, 4/26/12		5,299,834
4,000M		0.07%, 5/24/12		3,999,588
1,000M		0.088%, 4/19/12		999,956
Total Value of Short-Term U.S. Government Obligations (cost $10,299,378)				10,299,378
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—1.7%
6,074M		Federal Home Loan Bank, 0.02%, 4/16/12 (cost $6,073,949)		6,073,949
Total Value of Investments (cost $279,749,929)			100.0%	365,330,803
Other Assets, Less Liabilities			—	164,899
Net Assets			100.0%	$365,495,702

* Non-income producing

Summary of Abbreviations:
REIT Real Estate Investment Trust

83

Portfolio of Investments (continued)
SPECIAL SITUATIONS FUND
March 31, 2012

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks	$348,957,476	$—	$—	$348,957,476
Short-Term U.S. Government
Obligations	—	10,299,378	—	10,299,378
Short-Term U.S. Government
Agency Obligations	—	6,073,949	—	6,073,949
Total Investments in Securities*	$348,957,476	$16,373,327	$—	$365,330,803

* The Portfolio of Investments provides information on the industry categorization for common stocks.

There were no transfers into or from Level 1 and Level 2 by the Fund during the period ended March 31, 2012.

84	See notes to financial statements

Fund Expenses (unaudited)

INTERNATIONAL FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing these costs with costs of other mutual funds. Please refer to page 4 for a detailed explanation of the information presented in these examples.

	Beginning	Ending
	Account	Account	Expenses Paid
	Value	Value	During Period
	(10/1/11)	(3/31/12)	(10/1/11–3/31/12)*
Expense Example – Class A Shares
Actual	$1,000.00	$1,189.11	$9.96
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,015.90	$9.17

Expense Example – Class B Shares
Actual	$1,000.00	$1,184.46	$13.76
Hypothetical
(5% annual return before expenses)	$1,000.00	$1,012.40	$12.68

*Expenses are equal to the annualized expense ratio of 1.82% for Class A shares and 2.52% for
Class B shares, multiplied by the average account value over the period, multiplied by 183/366
(to reflect the one-half year period).

Portfolio Composition
TOP SECTORS

Portfolio holdings and allocations are subject to change. Percentages are as of March 31, 2012, and are based on the total market value of investments.

85

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2012

Shares		Security	Value
		COMMON STOCKS—93.7%
		United Kingdom—23.4%
200,870		British American Tobacco, PLC	$ 10,111,218
87,991		Bunzl, PLC	1,411,500
155,573		Diageo, PLC	3,734,716
259,847		Domino’s Pizza UK & IRL, PLC	1,791,877
76,904		Fresnillo, PLC	1,963,517
49,575		GlaxoSmithKline, PLC	1,106,146
176,488		Imperial Tobacco Group, PLC	7,148,288
27,804		Reckitt Benckiser Group, PLC	1,569,495
182,850	*	Rolls-Royce Holdings, PLC	2,372,247
80,159		SABMiller, PLC	3,214,019
547,817		Tesco, PLC	2,888,407
			37,311,430
		India—12.1%
540,725		HDFC Bank, Ltd.	5,517,635
5,604		HDFC Bank, Ltd. (ADR)	191,096
518,693		Housing Development Finance Corporation, Ltd.	6,855,157
877,362		ITC, Ltd.	3,907,615
18,062		Nestle India, Ltd.	1,641,729
50,207		Tata Consultancy Services, Ltd.	1,151,869
			19,265,101
		Netherlands—6.9%
32,268		Core Laboratories NV	4,245,501
61,296		Royal Dutch Shell, PLC – Class “A”	2,142,732
133,999		Unilever NV – CVA	4,553,061
			10,941,294
		United States—6.9%
123,429		Philip Morris International, Inc.	10,937,044
		Canada—6.7%
20,381		Canadian National Railway Company	1,615,267
41,924		Canadian Natural Resources, Ltd.	1,388,029
48,039		Goldcorp, Inc.	2,161,022
102,102	*	Valeant Pharmaceuticals International, Inc.	5,471,592
			10,635,910

86

Shares	Security	Value
	Switzerland—6.5%
7,883	Kuehne & Nagel International AG	$ 1,064,905
823	Lindt & Spruengli AG	2,640,593
105,820	Nestle SA – Registered	6,649,971
		10,355,469
	France—6.3%
37,434	Bureau Veritas SA	3,290,156
33,958	Essilor International SA	3,022,177
3,827	Hermes International	1,287,609
22,674	Pernod Ricard SA	2,367,285
		9,967,227
	Brazil—4.3%
115,791	CETIP SA – Balcao Organizado de Ativos e Derivatos	1,916,838
23,508	CPFL Energia SA	353,335
88,796	Redecard SA	1,725,494
189,413	Souza Cruz SA	2,886,412
		6,882,079
	Denmark—3.5%
40,560	Novo Nordisk A/S – Series “B”	5,608,578
	Hong Kong—3.4%
417,036	L’Occitane International SA	987,264
802,440	Sands China, Ltd.	3,136,792
435,051	Wynn Macau, Ltd.	1,271,981
		5,396,037
	Australia—2.9%
198,385	Coca-Cola Amatil, Ltd.	2,562,790
70,009	Newcrest Mining, Ltd.	2,152,561
		4,715,351
	Japan—2.8%
17,100	Daito Trust Construction Company, Ltd.	1,543,873
31,650	Nitori Company, Ltd.	2,876,748
		4,420,621

87

Portfolio of Investments (continued)
INTERNATIONAL FUND
March 31, 2012

Shares or
Principal
Amount		Security	Value
		Belgium—2.5%
54,325		Anheuser-Busch Inbev NV	$ 3,963,037
		Ireland—1.5%
37,559		Paddy Power, PLC	2,361,817
		China—1.3%
13,883	*	Baidu.com, Inc. (ADR)	2,023,725
		Colombia—1.2%
30,781		Ecopetrol SA (ADR)	1,880,411
		Germany—.8%
19,000		SAP AG	1,324,828
		Mexico—.7%
330,100		Wal-Mart de Mexico SAB de CV	1,106,217
Total Value of Common Stocks (cost $110,319,177)			149,096,176
		PREFERRED STOCKS—3.2%
		Brazil
127,065		AES Tiete SA	1,929,343
28,596		Companhia de Bebidas das Americas (ADR)	1,181,587
83,506		Companhia Energetica de Minas Gerais (ADR)	1,985,773
Total Value of Preferred Stocks (cost $2,882,226)			5,096,703
		SHORT-TERM U.S. GOVERNMENT AGENCY
		OBLIGATIONS—1.3%
$ 2,000M		Federal Home Loan Bank, 0.065%, 6/1/2012 (cost $1,999,780)	1,999,780
Total Value of Investments (cost $115,201,183)		98.2%	156,192,659
Other Assets, Less Liabilities		1.8	2,902,565
Net Assets		100.0%	$159,095,224

* Non-income producing

Summary of Abbreviations:
ADR American Depositary Receipts

88

Accounting Standards Codification (“ASC”) 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary, by category of Level, of inputs used to value the Fund’s investments as of March 31, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Staples	$72,869,162	$—	$—	$72,869,162
Financials	16,024,599	—	—	16,024,599
Health Care	15,208,493	—	—	15,208,493
Consumer Discretionary	12,726,824	—	—	12,726,824
Industrials	9,754,075	—	—	9,754,075
Energy	9,656,673	—	—	9,656,673
Materials	6,277,100	—	—	6,277,100
Information Technology	6,225,915	—	—	6,225,915
Utilities	353,335	—	—	353,335
Preferred Stocks
Utilities	3,915,116	—	—	3,915,116
Consumer Staples	1,181,587	—	—	1,181,587
Short-Term U.S. Government
Agency Obligations	—	1,999,780	—	1,999,780
Total Investments in Securities*	$154,192,879	$1,999,780	$—	$156,192,659

* The Portfolio of Investments provides information on the country categorization for common and preferred stocks.

During the period ended March 31, 2012, there were no transfers between Level 1 investments and Level 2 investments that had a material impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the year.

See notes to financial statements	89

Statements of Assets and Liabilities
FIRST INVESTORS INCOME FUNDS
March 31, 2012

	CASH			INVESTMENT
	MANAGEMENT		GOVERNMENT	GRADE	INCOME
Assets
Investments in securities:
At identified cost	$136,835,052		$351,989,414	$439,454,454	$546,483,969
At value (Note 1A)	$136,835,052		$368,783,975	$477,332,428	$562,477,277
Cash	505,484		2,858,714	5,846,300	16,381,728
Receivables:
Investment securities sold	—		—	502,323	1,903,446
Interest	6,014		1,358,772	6,929,939	11,296,318
Shares sold	—		344,626	548,272	550,924
Other assets	27,226		62,955	79,745	94,570
Total Assets	137,373,776		373,409,042	491,239,007	592,704,263

Liabilities
Payables:
Investment securities purchased	—		—	499,715	16,777,991
Shares redeemed	683,409		445,542	666,568	442,541
Dividends payable	—		74,735	144,774	502,116
Accrued advisory fees	—		172,708	226,909	339,544
Accrued shareholder servicing costs	47,105		62,069	79,806	107,907
Accrued expenses	12,398		20,759	16,507	36,875
Total Liabilities	742,912		775,813	1,634,279	18,206,974

Net Assets	$136,630,864		$372,633,229	$489,604,728	$574,497,289
Net Assets Consist of:
Capital paid in	$136,630,864		$360,912,200	$479,179,163	$764,545,114
Undistributed net investment deficit	—		(1,592,188)	(3,999,385)	(1,722,273)
Accumulated net realized loss on investments	—		(3,481,344)	(23,453,024)	(204,318,860)
Net unrealized appreciation in value of investments	—		16,794,561	37,877,974	15,993,308
Total	$136,630,864		$372,633,229	$489,604,728	$574,497,289

Net Assets:
Class A	$135,403,350		$365,800,239	$480,905,302	$567,967,171
Class B	$1,227,514		$6,832,990	$8,699,426	$6,530,118
Shares outstanding (Note 8):
Class A	135,403,350		31,705,292	48,880,336	223,572,693
Class B	1,227,514		593,029	884,747	2,571,148

Net asset value and redemption price per share — Class A	$1.00	#	$11.54	$9.84	$2.54

Maximum offering price per share — Class A
(Net asset value/.9425)*	N/A		$12.24	$10.44	$2.69

Net asset value and offering price per share — Class B (Note 8)	$1.00		$11.52	$9.83	$2.54

#Also maximum offering price per share.
*On purchases of $100,000 or more, the sales charge is reduced.

90	See notes to financial statements	91

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2012

	TOTAL		GROWTH &
	RETURN	VALUE	INCOME	GLOBAL
Assets
Investments in securities:
At identified cost	$389,766,791	$324,395,368	$931,126,888	$242,582,262
At value (Note 1A)	$488,968,357	$397,052,436	$1,249,656,786	$297,604,236
Cash	2,513,443	1,770,143	1,430,942	395,849
Receivables:
Investment securities sold	1,617,310	—	3,395	3,046,471
Dividends and interest	2,793,378	793,250	2,233,081	644,647
Shares sold	999,104	201,151	607,148	180,430
Other assets	33,789	30,092	89,187	23,620
Total Assets	496,925,381	399,847,072	1,254,020,539	301,895,253
Liabilities
Payables:
Investment securities purchased	5,872,010	3,506,049	2,508,633	3,163,331
Shares redeemed	404,767	551,724	1,448,366	319,110
Dividends payable	28,560	15,618	13,533	—
Other liabilities	—	—	—	2,406
Accrued advisory fees	301,418	246,903	727,901	238,188
Accrued shareholder servicing costs	100,783	85,561	320,408	75,260
Accrued expenses	28,537	31,613	71,988	55,137
Total Liabilities	6,736,075	4,437,468	5,090,829	3,853,432
Net Assets	$490,189,306	$395,409,604	$1,248,929,710	$298,041,821
Net Assets Consist of:
Capital paid in	$393,757,459	$347,612,949	$ 959,783,709	$275,928,588
Undistributed net investment income (deficit)	(1,173,067)	1,173,048	1,718,732	(196,332)
Accumulated net realized loss on investments
and foreign currency transactions	(1,596,652)	(26,033,461)	(31,102,629)	(32,718,122)
Net unrealized appreciation in value of investments
and foreign currency transactions	99,201,566	72,657,068	318,529,898	55,027,687
Total	$490,189,306	$395,409,604	$1,248,929,710	$298,041,821
Net Assets:
Class A	$478,038,515	$387,456,511	$1,218,321,990	$293,121,539
Class B	$12,150,791	$7,953,093	$30,607,720	$4,920,282
Shares outstanding (Note 8):
Class A	28,852,375	51,057,601	74,091,039	42,898,868
Class B	745,562	1,065,114	1,981,042	831,682
Net asset value and redemption price
per share – Class A	$16.57	$7.59	$16.44	$6.83
Maximum offering price per share – Class A
(Net asset value/.9425)*	$17.58	$8.05	$17.44	$7.25
Net asset value and offering price per share –
Class B (Note 8)	$16.30	$7.47	$15.45	$5.92

*On purchases of $100,000 or more, the sales charge is reduced.

92	See notes to financial statements	93

Statements of Assets and Liabilities
FIRST INVESTORS EQUITY FUNDS
March 31, 2012

	SELECT		SPECIAL
	GROWTH	OPPORTUNITY	SITUATIONS	INTERNATIONAL
Assets
Investments in securities:
At identified cost	$196,056,587	$392,862,339	$279,749,929	$115,201,183
At value (Note 1A)	$272,103,119	$548,519,981	$365,330,803	$156,192,659
Cash	1,190,376	1,268,149	2,672,130	471,656
Receivables:
Investment securities sold	—	25,678	—	3,537,694
Dividends and interest	117,240	1,125,183	59,889	858,217
Shares sold	396,404	667,195	331,828	330,283
Other assets	17,364	37,076	24,982	11,604
Total Assets	273,824,503	551,643,262	368,419,632	161,402,113
Liabilities
Payables:
Investment securities purchased	—	282,706	2,245,515	1,678,652
Shares redeemed	266,671	735,967	325,277	398,480
Accrued advisory fees	170,293	338,133	245,811	130,661
Accrued shareholder servicing costs	69,860	120,425	81,278	48,248
Accrued expenses	26,404	38,926	26,049	50,848
Total Liabilities	533,228	1,516,157	2,923,930	2,306,889
Net Assets	$273,291,275	$550,127,105	$365,495,702	$159,095,224
Net Assets Consist of:
Capital paid in	$268,346,563	$388,074,550	$276,181,681	$161,498,449
Undistributed net investment income (deficit)	(569,207)	1,087,728	(243,913)	(2,087,867)
Accumulated net realized gain (loss) on investments
and foreign currency transactions	(70,532,613)	5,307,185	3,977,060	(41,307,818)
Net unrealized appreciation in value of investments
and foreign currency transactions	76,046,532	155,657,642	85,580,874	40,992,460
Total	$273,291,275	$550,127,105	$365,495,702	$159,095,224
Net Assets:
Class A	$266,411,201	$534,661,270	$359,413,234	$155,797,387
Class B	$ 6,880,074	$15,465,835	$6,082,468	$3,297,837
Shares outstanding (Note 8):
Class A	33,284,126	17,894,727	14,041,082	13,948,615
Class B	942,747	602,583	279,437	305,535
Net asset value and redemption price
per share – Class A.	$8.00	$29.88	$25.60	$11.17
Maximum offering price per share – Class A
(Net asset value/.9425)*	$8.49	$31.70	$27.16	$11.85
Net asset value and offering price per share –
Class B (Note 8)	$7.30	$25.67	$21.77	$10.79

*On purchases of $100,000 or more, the sales charge is reduced.

94	See notes to financial statements	95

Statements of Operations
FIRST INVESTORS INCOME FUNDS
Six Months Ended March 31, 2012

	CASH		INVESTMENT
	MANAGEMENT	GOVERNMENT	GRADE	INCOME
Investment Income
Income:
Interest	$65,882	$6,438,509	$10,861,328	$20,362,669
Expenses (Notes 1 and 3):
Advisory fees	355,082	1,198,292	1,537,535	2,001,498
Distribution plan expenses – Class A	—	534,027	685,213	810,580
Distribution plan expenses – Class B	5,279	35,504	45,554	35,744
Shareholder servicing costs	274,099	328,076	431,702	547,663
Professional fees	17,795	26,822	31,757	42,714
Registration fees	30,000	24,500	26,500	23,500
Custodian fees	12,240	22,511	16,125	19,975
Reports to shareholders	8,125	9,300	9,750	20,203
Trustees’ fees	3,709	9,273	11,816	13,867
Other expenses	10,342	36,807	33,051	46,568
Total expenses	716,671	2,225,112	2,829,003	3,562,312
Less: Expenses waived and/or assumed	(649,572)	(199,715)	(256,256)	(85,131)
Expenses paid indirectly.	(1,217)	(770)	(1,002)	(1,181)
Net expenses	65,882	2,024,627	2,571,745	3,476,000
Net investment income	—	4,413,882	8,289,583	16,886,669
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain on investments	—	2,266,408	866,878	3,345,408
Net unrealized appreciation (depreciation) of investments	—	(2,077,253)	11,130,505	40,737,739
Net gain on investments	—	189,155	11,997,383	44,083,147
Net Increase in Net Assets Resulting from Operations	$—	$4,603,037	$20,286,966	$60,969,816

96	See notes to financial statements	97

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2012

	TOTAL				GROWTH &
	RETURN		VALUE		INCOME		GLOBAL
Investment Income
Dividends	$3,521,403	(a)	$5,154,927	(b)	$12,404,752	(c)	$2,552,360	(d)
Interest	3,422,734		1,573		1,255		1,365

Total income	6,944,137		5,156,500		12,406,007		2,553,725

Expenses (Notes 1 and 3):
Advisory fees	1,642,720		1,373,766		3,511,112		1,351,412
Distribution plan expenses – Class A	646,869		541,649		1,451,812		406,585
Distribution plan expenses – Class B	62,824		40,012		132,197		23,709
Shareholder servicing costs	506,786		428,647		1,298,482		426,723
Professional fees	26,646		30,909		55,915		21,690
Custodian fees	9,394		7,281		14,730		65,180
Registration fees	23,500		23,500		26,740		21,500
Reports to shareholders	11,750		10,750		22,000		14,479
Trustees’ fees	11,096		9,274		25,746		6,933
Other expenses	33,336		21,543		39,008		43,355
Total expenses	2,974,921		2,487,331		6,577,742		2,381,566
Less: Expenses waived	—		—		—		(41,369)
Expenses paid indirectly.	(1,368)		(1,131)		(3,509)		(845)
Net expenses	2,973,553		2,486,200		6,574,233		2,339,352
Net investment income	3,970,584		2,670,300		5,831,774		214,373
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2):
Net realized gain (loss) on:
Investments	3,081,600		(7,405,253)		530,119		(1,932,014)
Foreign currency transactions	—		—		—		(45,770)
Net realized gain (loss) on investments and
foreign currency transactions	3,081,600		(7,405,253)		530,119		(1,977,784)
Net unrealized appreciation of investments	67,747,350		79,723,159		236,143,258		59,602,399
Net gain on investments and foreign currency transactions	70,828,950		72,317,906		236,673,377		57,624,615
Net Increase in Net Assets Resulting from Operations	$74,799,534		$74,988,206		$242,505,151		$57,838,988

(a) Net of $26,299 foreign taxes withheld
(b) Net of $36,117 foreign taxes withheld
(c) Net of $76,812 foreign taxes withheld
(d) Net of $163,441 foreign taxes withheld

98	See notes to financial statements	99

Statements of Operations
FIRST INVESTORS EQUITY FUNDS
Six Months Ended March 31, 2012

	SELECT			SPECIAL
	GROWTH	OPPORTUNITY		SITUATIONS	INTERNATIONAL
Investment Income
Dividends	$1,179,666	$4,518,101	(e)	$2,173,904	$1,753,310	(f)
Interest	273	1,811		1,590	451

Total income	1,179,939	4,519,912		2,175,494	1,753,761

Expenses (Notes 1 and 3):
Advisory fees	909,568	1,837,300		1,512,442	714,580
Distribution plan expenses – Class A	353,606	724,478		495,841	214,054
Distribution plan expenses – Class B	34,070	77,252		30,453	15,649
Shareholder servicing costs	381,093	675,173		461,778	265,886
Professional fees	18,672	31,981		22,452	12,389
Custodian fees	3,299	8,934		4,520	64,098
Registration fees	20,250	23,000		21,250	20,000
Reports to shareholders	9,750	15,750		11,750	7,750
Trustees’ fees	6,030	12,419		8,396	3,659
Other expenses	13,560	27,345		17,396	23,387
Total expenses	1,749,898	3,433,632		2,586,278	1,341,452
Less: Expenses waived	—	—		(165,837)	—
Expenses paid indirectly	(752)	(1,546)		(1,041)	(446)
Net expenses	1,749,146	3,432,086		2,419,400	1,341,006
Net investment income (loss)	(569,207)	1,087,826		(243,906)	412,755
Realized and Unrealized Gain (Loss) on Investments
and Foreign Currency Transactions (Note 2 and 6):
Net realized gain (loss) on:
Investments	5,209,207	5,322,176		7,395,263	4,002,474
Foreign currency transactions	—	—		—	(125,530)
Net realized gain on investments
and foreign currency transactions	5,209,207	5,322,176		7,395,263	3,876,944
Net unrealized appreciation of investments	52,327,362	118,583,181		71,476,184	20,708,686
Net gain on investments and foreign currency transactions	57,536,569	123,905,357		78,871,447	24,585,630
Net Increase in Net Assets Resulting from Operations	$56,967,362	$124,993,183		$78,627,541	$24,998,385

(e) Net of $10,256 foreign taxes withheld
(f) Net of $155,839 foreign taxes withheld

100	See notes to financial statements	101

Statements of Changes in Net Assets
FIRST INVESTORS INCOME FUNDS

	CASH MANAGEMENT		GOVERNMENT		INVESTMENT GRADE		INCOME
	10/1/11 to	10/1/10 to	10/1/11 to	10/1/10 to	10/1/11 to	10/1/10 to	10/1/11 to	10/1/10 to
	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11
Increase (Decrease) in Net Assets From Operations
Net investment income	$—	$—	$4,413,882	$10,612,115	$8,289,583	$16,808,393	$16,886,669	$34,296,265
Net realized gain on investments	—	—	2,266,408	1,522,798	866,878	7,307,577	3,345,408	18,967,534
Net unrealized appreciation (depreciation) of investments	—	—	(2,077,253)	6,710,421	11,130,505	(13,459,178)	40,737,739	(47,914,443)

Net increase in net assets resulting
from operations	—	—	4,603,037	18,845,334	20,286,966	10,656,792	60,969,816	5,349,356

Dividends to Shareholders
Net investment income – Class A	—	—	(6,039,807)	(11,889,734)	(9,733,516)	(18,383,242)	(17,947,756)	(35,595,449)
Net investment income – Class B	—	—	(96,973)	(257,364)	(164,702)	(441,596)	(215,252)	(587,469)

Total dividends	—	—	(6,136,780)	(12,147,098)	(9,898,218)	(18,824,838)	(18,163,008)	(36,182,918)

Share Transactions *
Class A:
Proceeds from shares sold	70,851,550	164,395,254	41,701,263	68,559,494	54,593,172	94,375,542	36,912,871	70,541,805
Reinvestment of dividends	—	—	5,593,203	10,900,205	8,882,070	16,675,925	14,988,740	29,464,018
Cost of shares redeemed	(83,619,207)	(150,327,351)	(26,817,719)	(65,161,714)	(29,854,966)	(70,894,667)	(30,993,942)	(69,241,263))

	(12,767,657)	14,067,903	20,476,747	14,297,985	33,620,276	40,156,800	20,907,669	30,764,560
Class B:
Proceeds from shares sold	212,121	1,185,395	638,169	848,476	489,884	1,049,176	301,150	1,129,780
Reinvestment of dividends	—	—	91,814	242,286	156,597	413,953	182,389	503,110
Cost of shares redeemed	(503,630)	(1,405,414)	(1,151,668)	(4,813,886)	(2,120,724)	(5,078,726)	(2,119,376)	(4,543,242)

	(291,509)	(220,019)	(421,685)	(3,723,124)	(1,474,243)	(3,615,597)	(1,635,837)	(2,910,352)

Net increase (decrease) from share transactions	(13,059,166)	13,847,884	20,055,062	10,574,861	32,146,033	36,541,203	19,271,832	27,854,208

Net increase (decrease) in net assets	(13,059,166)	13,847,884	18,521,319	17,273,097	42,534,781	28,373,157	62,078,640	(2,979,354)

Net Assets
Beginning of period	149,690,030	135,842,146	354,111,910	336,838,813	447,069,947	418,696,790	512,418,649	515,398,003

End of period†	$136,630,864	$149,690,030	$372,633,229	$354,111,910	$489,604,728	$447,069,947	$574,497,289	$512,418,649

†Includes undistributed net investment income (deficit) of	$—	$—	$(1,592,188)	$130,710	$(3,999,385)	$(2,390,751)	$(1,722,273)	$(445,932)

*Shares Issued and Redeemed
Class A:
Sold	70,851,550	164,395,254	3,604,131	5,996,389	5,614,412	9,757,041	14,850,647	28,002,951
Issued for dividends reinvested	—	—	483,223	953,158	911,178	1,727,761	6,004,755	11,732,192
Redeemed	(83,619,207)	(150,327,351)	(2,317,683)	(5,707,628)	(3,070,152)	(7,338,356)	(12,512,700)	(27,500,504)

Net increase (decrease) in Class A shares outstanding	(12,767,657)	14,067,903	1,769,671	1,241,919	3,455,438	4,146,446	8,342,702	12,234,639

Class B:
Sold	212,121	1,185,395	55,199	74,270	50,408	108,687	120,897	449,656
Issued for dividends reinvested	—	—	7,941	21,225	16,085	42,900	73,151	200,033
Redeemed	(503,630)	(1,405,414)	(99,560)	(422,530)	(218,865)	(526,947)	(853,567)	(1,796,917)

Net decrease in Class B shares outstanding	(291,509)	(220,019)	(36,420)	(327,035)	(152,372)	(375,360)	(659,519)	(1,147,228)

102	See notes to financial statements	103

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	TOTAL RETURN		VALUE		GROWTH & INCOME		GLOBAL
	10/1/11 to	10/1/10 to	10/1/11 to	10/1/10 to	10/1/11 to	10/1/10 to	10/1/11 to	10/1/10 to
	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11

Increase (Decrease) in Net Assets From Operations
Net investment income	$3,970,584	$8,081,316	$2,670,300	$5,872,166	$5,831,774	$9,547,071	$214,373	$488,653
Net realized gain (loss) on investments	3,081,600	5,756,364	(7,405,253)	14,176,441	530,119	7,507,482	(1,977,784)	24,362,516
Net unrealized appreciation (depreciation) of investments	67,747,350	(8,150,969)	79,723,159	(29,680,263)	236,143,258	(14,184,013)	59,602,399	(51,321,420)
Net increase (decrease) in net assets resulting
from operations	74,799,534	5,686,711	74,988,206	(9,631,656)	242,505,151	2,870,540	57,838,988	(26,470,251)
Dividends to Shareholders
Net investment income – Class A	(4,490,730)	(9,055,005)	(2,445,249)	(5,584,298)	(5,514,865)	(8,822,171)	(682,596)	—
Net investment income – Class B	(82,253)	(254,014)	(24,617)	(90,698)	(78,713)	(174,740)	(6,148)	—

Total dividends	(4,572,983)	(9,309,019)	(2,469,866)	(5,674,996)	(5,593,578)	(8,996,911)	(688,744)	—

Share Transactions *
Class A:
Proceeds from shares sold	49,382,612	82,714,516	25,559,686	55,641,828	63,966,480	108,081,749	14,278,132	41,606,269
Value of shares issued for acquisition**	—	—	—	—	364,273,402	—	—	—
Reinvestment of dividends	4,426,384	8,912,640	2,414,579	5,497,125	5,472,152	8,746,010	673,450	—
Cost of shares redeemed	(28,686,540)	(63,908,289)	(28,985,449)	(63,128,719)	(71,483,294)	(110,917,461)	(19,497,163)	(43,114,751)

	25,122,456	27,718,867	(1,011,184)	(1,989,766)	362,228,740	5,910,298	(4,545,581)	(1,508,482)

Class B:
Proceeds from shares sold	781,873	1,698,131	242,488	866,008	1,396,778	2,291,827	209,917	807,681
Value of shares issued for acquisition**	—	—	—	—	9,713,143	—	—	—
Reinvestment of dividends	81,908	252,733	24,592	90,424	78,581	174,190	6,147	—
Cost of shares redeemed	(3,704,227)	(6,191,666)	(1,862,538)	(4,020,501)	(6,596,613)	(9,582,049)	(788,538)	(2,444,818)

	(2,840,446)	(4,240,802)	(1,595,458)	(3,064,069)	4,591,889	(7,116,032)	(572,474)	(1,637,137)

Net increase (decrease) from share transactions	22,282,010	23,478,065	(2,606,642)	(5,053,835)	366,820,629	(1,205,734)	(5,118,055)	(3,145,619)

Net increase (decrease) in net assets	92,508,561	19,855,757	69,911,698	(20,360,487)	603,732,202	(7,332,105)	52,032,189	(29,615,870)

Net Assets
Beginning of period	397,680,745	377,824,988	325,497,906	345,858,393	645,197,508	652,529,613	246,009,632	275,625,502

End of period†	$490,189,306	$397,680,745	$395,409,604	$325,497,906	$1,248,929,710	$645,197,508	$298,041,821	$246,009,632

†Includes undistributed net investment income (deficit) of	$(1,173,067)	$(570,667)	$1,173,048	$972,614	$1,718,732	$1,284,464	$(196,332)	$278,039

*Shares Issued and Redeemed
Class A:
Sold	3,145,879	5,455,887	3,614,762	7,903,766	4,288,485	7,456,483	2,283,529	6,278,938
Issued for acquisition**	—	—	—	—	25,233,878	—	—	—
Issued for dividends reinvested	280,435	592,869	330,277	788,759	365,971	608,794	112,055	—
Redeemed	(1,849,493)	(4,209,975)	(4,082,687)	(8,962,624)	(4,754,892)	(7,642,811)	(3,092,691)	(6,511,395)

Net increase (decrease) in Class A shares outstanding	1,576,821	1,838,781	(137,648)	(270,099)	25,133,442	422,466	(697,107)	(232,457)

Class B:
Sold	50,733	114,158	34,755	124,008	99,420	168,173	38,504	138,235
Issued for acquisition**	—	—	—	—	715,868	—	—	—
Issued for dividends reinvested	5,312	17,068	3,417	13,113	5,836	12,913	1,180	—
Redeemed	(244,567)	(413,980)	(275,158)	(574,819)	(474,365)	(700,851)	(147,374)	(419,980)

Net increase (decrease) in Class B shares outstanding	(188,522)	(282,754)	(236,986)	(437,698)	346,759	(519,765)	(107,690)	(281,745)

**See Note 11

104	See notes to financial statements	105

Statements of Changes in Net Assets
FIRST INVESTORS EQUITY FUNDS

	SELECT GROWTH		OPPORTUNITY		SPECIAL SITUATIONS		INTERNATIONAL
	10/1/11 to	10/1/10 to	10/1/11 to	10/1/10 to	10/1/11 to	10/1/10 to	10/1/11 to	10/1/10 to
	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11	3/31/12	9/30/11

Increase (Decrease) in Net Assets From Operations
Net investment income (loss)	$(569,207)	$(700,611)	$1,087,826	$2,940,696	$(243,906)	$387,081	$412,755	$1,672,991
Net realized gain (loss) on investments and foreign
currency transactions	5,209,207	18,583,950	5,322,176	22,550,335	7,395,263	41,414,111	3,876,944	(905,467)
Net unrealized appreciation (depreciation) of investments
and foreign currency transactions	52,327,362	(734,742)	118,583,181	(13,185,793)	71,476,184	(26,613,391)	20,708,686	(7,249,200)
Net increase (decrease) in net assets resulting
from operations	56,967,362	17,148,597	124,993,183	12,305,238	78,627,541	15,187,801	24,998,385	(6,481,676)
Distributions to Shareholders
Net investment income – Class A	—	—	(2,858,976)	(785,813)	(387,089)	—	(2,142,019)	(2,252,972)
Net investment income – Class B	—	—	(81,714)	(7,098)	—	—	(43,360)	(56,124)
Net realized gains – Class A	—	—	(15,298,237)	—	(22,980,160)	—	—	—
Net realized gains – Class B	—	—	(575,152))	—	(499,531)	—	—	—

Total distributions.	—	—	(18,814,079)	(792,911)	(23,866,780)	—	(2,185,379)	(2,309,096)

Share Transactions *
Class A:
Proceeds from shares sold	23,274,534	38,929,168	34,302,177	74,555,783	21,269,435	46,126,626	13,450,505	27,282,612
Reinvestment of distributions.	—	—	18,082,699	781,830	23,250,649	—	2,131,981	2,243,435
Cost of shares redeemed	(15,485,169)	(35,495,706)	(36,091,379)	(72,360,775)	(24,164,373)	(49,594,767)	(10,593,081)	(22,029,107)

	7,789,365	3,433,462	16,293,497	2,976,838	20,355,711	(3,468,141)	4,989,405	7,496,940

Class B:
Proceeds from shares sold	275,589	713,599	590,601	1,922,100	324,774	828,825	112,991	354,457
Reinvestment of distributions	—	—	655,289	7,087	499,190	—	43,332	56,091
Cost of shares redeemed	(1,676,885)	(3,339,365)	(4,007,881)	(8,248,484)	(1,548,477)	(3,095,317)	(326,305)	(792,183)

	(1,401,296)	(2,625,766)	(2,761,991)	(6,319,297)	(724,513)	(2,266,492)	(169,982)	(381,635)

Net increase (decrease) from share transactions	6,388,069	807,696	13,531,506	(3,342,459)	19,631,198	(5,734,633)	4,819,423	7,115,305

Net increase (decrease) in net assets	63,355,431	17,956,293	119,710,610	8,169,868	74,391,959	9,453,168	27,632,429	(1,675,467)

Net Assets
Beginning of period	209,935,844	191,979,551	430,416,495	422,246,627	291,103,743	281,650,575	131,462,795	133,138,262

End of period†	$273,291,275	$209,935,844	$550,127,105	$430,416,495	$365,495,702	$291,103,743	$159,095,224	$131,462,795

†Includes undistributed net investment income (deficit) of	$(569,207)	$—	$1,087,728	$2,940,592	$(243,913)	$387,081	$(2,087,867)	$(315,243)

*Shares Issued and Redeemed
Class A:
Sold	3,220,902	5,633,735	1,247,775	2,707,241	873,548	1,891,798	1,289,577	2,623,806
Issued for distributions reinvested	—	—	698,983	28,744	1,025,613	—	211,506	218,445
Redeemed	(2,141,640)	(5,134,048)	(1,308,242)	(2,622,569)	(989,655)	(2,028,855)	(1,013,835)	(2,111,367)

Net increase (decrease) in Class A shares outstanding	1,079,262	499,687	638,516	113,416	909,506	(137,057)	487,248	730,884

Class B:
Sold	42,326	112,404	24,941	79,890	15,427	39,191	11,153	35,394
Issued for distributions reinvested	—	—	29,425	299	25,852	—	4,440	5,615
Redeemed	(258,622)	(532,420)	(172,288)	(344,735)	(75,772)	(147,439)	(32,805)	(78,179)

Net decrease in Class B shares outstanding	(216,296)	(420,016)	(117,922)	(264,546)	(34,493)	(108,248)	(17,212)	(37,170)

106	See notes to financial statements	107

Notes to Financial Statements
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2012

1. Significant Accounting Policies—First Investors Income Funds (“Income Funds”) and First Investors Equity Funds (“Equity Funds”), each a Delaware statutory trust (each a “Trust”, collectively, “the Trusts”), are registered under the Investment Company Act of 1940 (the “1940 Act”) as open-end management investment companies and operate as series funds. The Income Funds issue shares of beneficial interest in the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income. The Equity Funds issue shares of beneficial interest in the Total Return Fund, Value Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund (each a “Fund”, collectively, “the Funds”). The Trusts account separately for the assets, liabilities and operations of each Fund. The objective of each Fund as of March 31, 2012 is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Fund For Income seeks high current income.

Total Return Fund seeks high, long-term total investment return consistent with moderate investment risk.

Value Fund seeks total return.

Growth & Income Fund seeks long-term growth of capital and current income.

Global Fund seeks long-term capital growth.

Select Growth Fund seeks long-term growth of capital.

Opportunity Fund seeks long-term capital growth.

Special Situations Fund seeks long-term growth of capital.

International Fund primarily seeks long-term capital growth.

A. Security Valuation—Except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter (“OTC”) market (including securities listed on exchanges

108

whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based on quotes furnished by a market maker for such securities. Securities may also be priced by pricing services approved by the Trusts’ Board of Trustees (the “Board”). The pricing services consider security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost.

The Funds monitor for significant events occurring prior to the close of trading on the New York Stock Exchange that could have a material impact on the value of any securities that are held by the Funds. Examples of such events include trading halts, natural disasters, political events and issuer-specific developments. If the Valuation Committee of First Investors Management Company, Inc. (“FIMCO”) decides that such events warrant using fair value estimates, it will take such events into consideration in determining the fair values of such securities. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Board. The Funds also use a pricing service to fair value foreign securities in the event that fluctuation in U.S. securities markets exceed a predetermined level or if a foreign market is closed. For valuation purposes, where applicable, quotations of foreign securities in foreign currency are translated to U.S. dollar equivalents using the foreign exchange quotation in effect. As of March 31, 2012, Fund For Income held four securities that were fair valued by FIMCO’s Valuation Committee with an aggregate value of $7,542, representing 0% of the Fund’s net assets and Select Growth Fund held one security that was fair valued by FIMCO’s Valuation Committee with a value of $5,881,533, representing 2.2% of the Fund’s net assets.

The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value.

In accordance with Accounting Standards Codification (“ASC”) 820 “Fair Value Measurements and Disclosures” (“ASC 820”), investments held by the Funds are carried at “fair value”. As defined by ASC 820, fair value is the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment under

109

Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2012

current market conditions. Various inputs are used in determining the value of the Funds’ investments.

In addition to defining fair value, ASC 820 established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical securities that the Fund has the ability to access.

Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumption about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

Equity securities traded on an exchange or the Nasdaq Stock Market are categorized in Level 1 of the fair value hierarchy to the extent that they are actively traded and valuation adjustments are not applied. Foreign securities that are fair valued in the event that fluctuations in U.S. securities markets exceed a predetermined level or if a foreign market is closed are categorized in Level 2. Corporate and municipal bonds, asset backed, U.S. Government and U.S. Government Agency securities are categorized in Level 2 to the extent that the inputs are observable and timely, otherwise they would be categorized as Level 3. Short-term notes that are valued at amortized cost are categorized in Level 2. Foreign exchange contracts that are considered derivative instruments and are valued at the net unrealized appreciation or depreciation on the instruments are categorized in Level 2. Restricted securities and securities that are fair valued by the Valuation Committee may be categorized in either Level 2 or Level 3 of the fair value hierarchy depending on the relative significance of valuation inputs.

The aggregate value by input level, as of March 31, 2012, for each Fund’s investments is included at the end of each Fund’s portfolio of investments.

B. Federal Income Taxes—No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment

110

companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, such taxes. At September 30, 2011, capital loss carryovers were as follows:

		Year Capital Loss Carryovers Expire
Fund	Total	2012	2013	2014	2015	2016	2017	2018	2019
Government	$ 5,663,981	$ 308,826	$ 1,600,894	$ 740,643	$ 1,909,473	$1,063,550	$ —	$ —	$ 40,595
Investment Grade	24,319,901	—	—	—	—	—	24,319,901	—	—
Fund For Income	207,663,270	25,740,298	10,200,012	7,456,986	24,660,250	5,033,118	23,949,720	110,622,886	—
Total Return	3,365,030	—	—	—	—	—	—	3,365,030	—
Value	18,524,300	—	—	—	—	—	18,524,300	—	—
Growth & Income*	25,969,311	—	—	—	—	—	13,676,087	12,293,224	—
Global	24,434,029	—	—	—	—	—	—	24,434,029	—
Select Growth	75,741,820	—	—	—	—	—	31,534,712	44,207,108	—
International	44,272,821	—	—	—	82,339	1,552,900	19,541,066	20,905,274	2,191,242

*Due to a tax free reorganization on December 9, 2011 with the Blue Chip Fund that was approved by the Equity Funds’ Board of Trustees, the Fund will have available for utilization $14,003,695 in capital loss carryovers that have or will become available at $11,230,176 for the taxable year 2012 and $2,773,519 for taxable year 2013. These capital loss carryovers will expire as follows: $11,883,289 in 2017 and $2,120,406 in 2018 (see Note 11).

As a result of the passage of the Regulated Investment Company Modernization Act of 2010 (“the Modernization Act of 2010”), losses incurred in this fiscal year and beyond retain their character as short-term or long-term, have no expiration date and are utilized prior to capital loss carryovers occurring prior to the enactment of the Modernization Act of 2010.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years 2008 – 2010, or expected to be taken in the Funds’ 2011 tax returns. The Funds identify their major tax jurisdictions as U.S. Federal, New York State, New York City and foreign jurisdictions where the Funds make significant investments; however, the Funds are not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

C. Distributions to Shareholders—Dividends from net investment income of the Government Fund, Investment Grade Fund and Fund For Income are generally declared daily and paid monthly. The Cash Management Fund declares distributions, if any, daily and pays distributions monthly. Distributions are declared from the total

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Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2012

of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income, if any, of Total Return Fund, Value Fund and Growth & Income Fund are declared and paid quarterly. Dividends from net investment income, if any, of Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund are declared and paid annually. Distributions from net realized capital gains, if any, of each of the Funds are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales losses, post-October capital losses, net operating losses and foreign currency transactions.

D. Expense Allocation—Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of the Trusts are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Use of Estimates—The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

F. Foreign Currency Translations—The accounting records of Global Fund and International Fund are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated to U.S. dollars at the date of valuation. Purchases and sales of investment securities, dividend income and certain expenses are translated to U.S. dollars at the rates of exchange prevailing on the respective dates of such transactions.

Global Fund and International Fund do not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. These changes are included with the net realized and unrealized gains and losses from investments.

Net realized and unrealized gains and losses on foreign currency transactions include gains and losses from the sales of foreign currency and gains and losses on accrued foreign dividends and related withholding taxes.

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G. Other—Security transactions are generally accounted for on the first business day following the date the securities are purchased or sold, except for financial reporting purposes, which is trade date. Investments in securities issued on a when-issued or delayed delivery basis are generally reflected in the assets of the Funds on the first business day following the date the securities are purchased and the Funds segregate assets for these transactions. Cost is determined and gains and losses are based on the identified cost basis for securities for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. The Funds reduced expenses through brokerage service arrangements. For the six months ended March 31, 2012, expenses were reduced by $4,170 for the Income Funds and by $10,638 for the Equity Funds under these arrangements.

2. Security Transactions—For the six months ended March 31, 2012, purchases and sales of securities and long-term U.S. Government obligations (excluding U.S. Treasury bills, short-term securities and foreign currencies) were as follows:

			Long-Term U.S.
	Securities		Government Obligations
	Cost of	Proceeds	Cost of	Proceeds
Fund	Purchases	of Sales	Purchases	of Sales
Government	$ 92,594,161	$ 72,968,360	$ —	$ —
Investment Grade	127,051,616	98,329,821	—	—
Fund For Income	177,698,655	151,749,975	—	—
Total Return	94,561,226	80,620,855	13,158,943	7,531,377
Value	78,035,335	83,946,339	—	—
Growth & Income	113,517,303	113,025,859	—	—
Global	123,357,329	127,907,773	—	—
Select Growth	76,497,080	70,204,067	—	—
Opportunity	86,164,507	95,746,396	—	—
Special Situations	52,071,711	55,285,141	—	—
International	31,190,829	30,258,137	—	—

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Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2012

At March 31, 2012, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

		Gross	Gross	Net
	Aggregate	Unrealized	Unrealized	Unrealized
Fund	Cost	Appreciation	Depreciation	Appreciation

Government	$351,989,414	$ 17,019,960	$ 225,399	$ 16,794,561
Investment Grade	442,763,040	35,743,318	1,173,931	34,569,387
Fund For Income	548,246,468	24,368,602	10,137,793	14,230,809
Total Return	392,344,909	101,510,324	4,886,877	96,623,447
Value	324,474,709	78,361,635	5,783,908	72,577,727
Growth & Income	936,365,007	339,113,765	25,821,986	313,291,779
Global	247,301,964	53,463,639	3,161,366	50,302,273
Select Growth	196,056,587	76,652,042	605,510	76,046,532
Opportunity	392,877,187	163,295,150	7,652,356	155,642,794
Special Situations	280,696,357	87,749,639	3,115,193	84,634,446
International	116,055,200	42,288,773	2,151,314	40,137,459

3. Advisory Fee and Other Transactions With Affiliates—Certain officers and trustees of the Trusts are officers and directors of the Trusts’ investment adviser, First Investors Management Company, Inc. (“FIMCO”), their underwriter, First Investors Corporation (“FIC”) and their transfer agent, Administrative Data Management Corp. (“ADM”). Trustees of the Trusts who are not “interested persons” of the Funds as defined in the 1940 Act are remunerated by the Funds. For the six months ended March 31, 2012, total trustees fees accrued by the Income Funds and Equity Funds amounted to $38,665 and $83,553, respectively.

The Investment Advisory Agreements provide as compensation to FIMCO for each Fund, an annual fee, payable monthly, at the following rates:

Cash Management Fund—.50% of the Fund’s average daily net assets. For the six months ended March 31, 2012, FIMCO has voluntarily waived $258,521 in advisory fees to limit the Fund’s overall expense ratio to .60% on Class A shares and 1.35% on Class B shares. Also, FIMCO has voluntarily waived an additional $96,561 in advisory fees and assumed $269,033 of other Fund expenses to prevent a negative yield on the Fund’s shares.

Government and Investment Grade Funds—.66% on the first $500 million of each Fund’s average daily net assets, declining by .02% on each $500 million thereafter,

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down to .60% on average daily net assets over $1.5 billion. For the six months ended March 31, 2012, FIMCO has voluntarily waived $199,715 in advisory fees on Government Fund and $256,256 in advisory fees on Investment Grade Fund to limit the advisory fee to .55% of each Fund’s average daily net assets.

Fund For Income—.75% on the first $250 million of the Fund’s average daily net assets, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion. For the six months ended March 31, 2012, FIMCO has voluntarily waived $85,131 in advisory fees to limit the advisory fee to .70% of the Fund’s average daily net assets.

Total Return, Value, Growth & Income, Select Growth, and Opportunity Funds—.75% on the first $300 million of each Fund’s average daily net assets, .72% on the next $200 million, .69% on the next $250 million, .66% on the next $500 million, declining by .02% on each $500 million thereafter, down to .60% on average daily net assets over $2.25 billion.

Special Situations Fund—1% on the first $200 million of the Fund’s average daily net assets, .75% on the next $300 million, .72% on the next $250 million, .69% on the next $250 million, .66% on the next $500 million, and .64% on average daily net assets over $1.5 billion. For the six months ended March 31, 2012, FIMCO has voluntarily waived $165,837 in advisory fees to limit the advisory fee to .80% of the Fund’s average daily net assets.

Global and International Funds—.98% on the first $300 million of each Fund’s average daily net assets, .95% on the next $300 million, .92% on the next $400 million, .90% on the next $500 million and .88% on average daily net assets over $1.5 billion. For the six months ended March 31, 2012, FIMCO has voluntarily waived $41,369 in advisory fees on Global Fund to limit the advisory fee to .95% of the Fund’s average daily net assets.

For the six months ended March 31, 2012, total advisory fees accrued to FIMCO by the Income Funds and Equity Funds were $5,092,407 and $12,852,900, respectively, of which $896,184 and $207,206, respectively, was voluntarily waived by FIMCO as noted above.

For the six months ended March 31, 2012, FIC, as underwriter, received from the Income Funds and Equity Funds $3,424,676 and $7,894,161, respectively, in commissions in connection with the sale of shares of the Funds, after allowing $12,534 and $10,268, respectively, to other dealers. For the six months ended March 31, 2012, shareholder servicing costs for the Income Funds and Equity Funds

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Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2012

included $1,266,956 (of which $25,457 was voluntarily waived by ADM on the Cash Management Fund) and $3,303,574, respectively, in transfer agent fees accrued to ADM and $216,852 and $912,176, respectively, in retirement accounts custodian fees accrued to ADM.

Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares and 1% of the average daily net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The Cash Management Fund is authorized to pay FIC a fee of 1% of the average daily net assets of the Class B shares. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the six months ended March 31, 2012, total distribution plan fees accrued to FIC by the Income Funds and Equity Funds amounted to $2,151,901 and $5,251,060, respectively.

Muzinich & Co., Inc., serves as investment subadviser to Fund For Income, Wellington Management Company, LLP serves as investment subadviser to Global Fund, Smith Asset Management Group, L.P. serves as investment subadviser to Select Growth Fund, Paradigm Capital Management, Inc. serves as investment subadviser to Special Situations Fund and Vontobel Asset Management, Inc. serves as investment subadviser to International Fund. The subadvisers are paid by FIMCO and not by the Funds.

4. Restricted Securities—Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. Unless otherwise noted, these 144A securities are deemed to be liquid. At March 31, 2012, Investment Grade Fund held twenty-eight 144A securities with an aggregate value of $95,991,286 representing 19.6% of the Fund’s net assets, Fund For Income held seventy-eight 144A securities with an aggregate value of $173,690,943 representing 30.2% of the Fund’s net assets, Total Return Fund held twenty-one 144A securities with an aggregate value of $23,307,105 representing 4.8% of the Fund’s net assets. Certain restricted securities are exempt from the registration requirements under Section 4(2) of the Securities Act of 1933 and may only be sold to qualified investors. Unless otherwise noted, these section 4(2) securities are deemed to be liquid. At March 31, 2012, Cash Management Fund held nine Section 4(2) securities with an aggregate value of $35,996,239 representing 26.3% of the Fund’s net assets. These securities are valued as set forth in Note 1A.

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5. High Yield Credit Risk—The investments of Fund For Income in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Forward Currency Contracts—Forward currency contracts are obligations to purchase or sell a specific currency for an agreed-upon price at a future date. When the Global Fund and the International Fund purchase or sell foreign securities they may enter into a forward currency contract to attempt to manage exposure to foreign exchange risk between the trade date and the settlement date of such transactions. The Funds could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Forward currency contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains or losses are reflected in the Funds’ assets.

The Global Fund and International Fund had no forward currency contracts outstanding as of March 31, 2012.

7. Foreign Exchange Contracts—The Global Fund and the International Fund may enter into foreign exchange contracts for the purchase or sale of foreign currencies at negotiated rates at future dates. These contracts are considered derivative instruments and are used to decrease exposure to foreign exchange risk associated with foreign currency denominated securities held by the Funds. The Funds could be exposed to risk if counter parties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. Foreign exchange contracts are “marked-to-market” daily at the applicable translation rate and the resulting unrealized gains and losses are reflected in the Funds’ assets.

The Global Fund and International Fund had no foreign exchange contracts open as of March 31, 2012.

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Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2012

8. Capital—The Trusts are authorized to issue an unlimited number of shares of ben-eficial interest without par value. The Trusts consist of the Funds listed on the cover page, each of which is a separate and distinct series of the Trusts. Each Fund has designated two classes of shares, Class A shares and Class B shares (each, a “Class”). Each share of each Class has an equal beneficial interest in the assets, has identical voting, dividend, liquidation and other rights and is subject to the same terms and conditions except that expenses allocated to a Class may be borne solely by that Class as determined by the Trustees and a Class may have exclusive voting rights with respect to matters affecting only that Class. Cash Management Fund’s Class A and Class B shares are sold without an initial sales charge; however, its Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible Fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Trusts. The Class A and Class B shares sold by the other Funds have a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets to each class.

9. New Accounting Pronouncements—In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRS”)” (“ASU 2011-04”). ASU 2011-04 clarifies existing requirements for measuring fair value and for disclosure about fair value measurements in converged guidance of the FASB and International Accounting Standards Board. The amendments are to be applied prospectively. The amendments are effective during interim and annual periods beginning after December 15, 2011. Early application by public entities is not permitted. At this time, management is evaluating the implications of ASU 2011-04 and its impact on the financial statements.

In December 2011, FASB issued ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities (“ASU No. 2011-11”). ASU 2011-11 relates to disclosures about offsetting assets and liabilities. The amendments

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in ASU 2011-11 require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. ASU 2011-11 is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented. At this time, management is evaluating the implications of ASU 2011-11 and its impact on the financial statements.

10. Subsequent Events—Subsequent events occurring after March 31, 2012 have been evaluated for potential impact to this report through the date the financial statements were issued. There were no subsequent events to report that would have a material impact on the Funds’ financial statements.

11. Reorganization of Blue Chip Fund into Growth & Income Fund—On December 9, 2011, the Growth & Income Fund acquired all of the net assets of the Blue Chip Fund in connection with a tax-free reorganization that was approved by the Equity Funds’ Board of Trustees. The Growth & Income Fund issued 25,233,878 Class A shares and 715,868 Class B shares to the Blue Chip Fund in connection with the reorganization. In return, it received net assets of $373,986,545 from the Blue Chip Fund (which included $31,271,862 of unrealized appreciation and $17,652,665 of accumulated net realized losses). The Growth & Income Fund’s shares were issued at their current net asset values as of the date of the reorganization. The aggregate net assets of the Growth & Income Fund and Blue Chip Fund immediately before the acquisition were $1,106,393,661 consisting of, with respect to Growth & Income Fund, $732,407,116 ($712,314,779 Class A and $20,092,337 Class B) and, with respect to Blue Chip Fund, $373,986,545 ($364,273,402 Class A and $9,713,143 Class B).

12. Litigation—The Blue Chip and Value Funds have been named, and have received notice that they may be putative members of the proposed defendant class of shareholders, in a lawsuit filed in the United States Bankruptcy Court for the District of Delaware on November 1, 2010, by the Official Committee of Unsecured Creditors of Tribune Company (the “Committee”). The Committee is seeking to recover all payments made to beneficial owners of common stock in connection with a leveraged buyout of the Tribune Company (“LBO”), including payments made in connection with a 2007 tender offer into which the Blue Chip and Value Funds tendered their shares of common stock of the Tribune Company. On December 9, 2011, the Blue Chip Fund was reorganized into the Growth & Income Fund pursuant to a Plan of Reorganization and Termination, whereby all of the assets of the Blue Chip Fund were transferred to the Growth & Income Fund, the Growth & Income Fund assumed all of the liabilities of the Blue Chip Fund, including any contingent liabilities with

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Notes to Financial Statements (continued)
FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS
March 31, 2012

respect to pending or threatened litigation or actions, and shareholders of Blue Chip Fund became shareholders of Growth & Income Fund. The adversary proceeding by the Committee has been stayed since it was filed (other than for limited discovery and service of the complaint) and the stay has been extended to June 1, 2012. The adversary proceeding brought by the Committee has been transferred to the Southern District of New York and consolidated with other similar suits as discussed below. In addition, on June 2, 2011, the Blue Chip and Value Funds were named as defendants in a lawsuit brought in connection with the Tribune Company’s LBO by Deutsche Bank Trust Company Americas, in its capacity as successor indenture trustee for a certain series of Senior Notes, Law Debenture Trust Company of New York, in its capacity as successor indenture trustee for a certain series of Senior Notes, and Wilmington Trust Company, in its capacity as successor indenture trustee for the PHONES Notes (together, the “Bondholder Plaintiffs”) in the Supreme Court of the State of New York. This suit has been removed to the United States District Court for the Southern District of New York and consolidated with other substantially similar suits against other former Tribune shareholders; all of those lawsuits have been stayed until further order of the court. The Bondholder Plaintiffs also seek to recover payments of the proceeds of the LBO. The extent of the Funds’ potential liability in any such actions has not been determined. The Funds have been advised by counsel that the Funds could be held liable to return all or part of the proceeds received in any of these actions, as well as interest and court costs, even though the Funds had no knowledge of, or participation in, any misconduct. The Value Fund received proceeds of $1,526,566 in connection with the LBO, representing 0.39% of its net assets as of March 31, 2012. The Blue Chip Fund received proceeds of $790,772 in connection with the LBO, representing 0.06% of the net assets of Growth & Income Fund as of March 31, 2012. The Value and Growth & Income Funds cannot predict the outcomes of these proceedings, and thus have not accrued any of the amounts sought in the various actions in the accompanying financial statements.

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Financial Highlights
FIRST INVESTORS INCOME FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal period indicated.

	P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in millions)	Credits		Credits(a)		Income		Expenses		Income (Loss)	Rate

CASH MANAGEMENT FUND
Class A
2007	$ 1.00	$.045	—	$.045	$.045	—	$.045	$ 1.00	4.59%	$218.80%			.81%		4.51%		.93%		4.38%	N/A
2008	1.00	.027	—	.027	.027	—	.027	1.00	2.69	234.80			.80		2.63		.92		2.51	N/A
2009	1.00	.005	—	.005	.005	—	.005	1.00	0.54	172.71			.71		.58		1.03		.26	N/A
2010	1.00	—	—	—	—	—	—	1.00	0.00	134.30			.30		.00		1.08		(.78)	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.00	148.17			.17		.00		1.06		(.89)	N/A
2012(b)	1.00	—	—	—	—	—	—	1.00	0.00	135.09		†	.09	†	.00†		1.00	†	(.91 )†	N/A

Class B
2007	1.00	.037	—	.037	.037	—	.037	1.00	3.81	2	1.55		1.56		3.76		1.68		3.63	N/A
2008	1.00	.019	—	.019	.019	—	.019	1.00	1.92	4	1.55		1.55		1.88		1.67		1.76	N/A
2009	1.00	.001	—	.001	.001	—	.001	1.00	0.14	3	1.13		1.13		.16		1.78		(.49)	N/A
2010	1.00	—	—	—	—	—	—	1.00	0.00	2.30			.30		.00		1.83		(1.53)	N/A
2011	1.00	—	—	—	—	—	—	1.00	0.00	2.17			.17		.00		1.81		(1.64)	N/A
2012(b)	1.00	—	—	—	—	—	—	1.00	0.00	1.09		†	.09	†	.00	†	1.75	†	(1.66)†	N/A

GOVERNMENT FUND
Class A
2007	$10.71	$ .49	$(.06)	$ .43	$ .50	—	$ .50	$10.64	4.07%	$199	1.10%		1.11%		4.62%		1.24%		4.48%	23%
2008	10.64	.49	.11	.60	.48	—	.48	10.76	5.73	228	1.10		1.10		4.29		1.24		4.15	37
2009	10.76	.47	.44	.91	.47	—	.47	11.20	8.59	287	1.10		1.10		4.03		1.26		3.87	43
2010	11.20	.43	.16	.59	.43	—	.43	11.36	5.39	326	1.13		1.13		3.44		1.24		3.33	42
2011	11.36	.36	.28	.64	.41	—	.41	11.59	5.73	347	1.12		1.12		3.12		1.23		3.01	35
2012(b)	11.59	.14	.01	.15	.20	—	.20	11.54	1.27	366	1.10	†	1.10	†	2.44	†	1.21	†	2.33 †	20

Class B
2007	10.71	.41	(.06)	.35	.42	—	.42	10.64	3.33	12	1.82		1.83		3.90		1.96		3.76	23
2008	10.64	.41	.12	.53	.41	—	.41	10.76	4.99	12	1.80		1.80		3.59		1.94		3.45	37
2009	10.76	.39	.43	.82	.39	—	.39	11.19	7.75	13	1.80		1.80		3.33		1.96		3.17	43
2010	11.19	.35	.17	.52	.36	—	.36	11.35	4.70	11	1.83		1.83		2.74		1.94		2.63	42
2011	11.35	.26	.29	.55	.33	—	.33	11.57	4.94	7	1.82		1.82		2.42		1.93		2.31	35
2012(b)	11.57	.10	.01	.11	.16	—	.16	11.52	.93	7	1.80	†	1.80	†	1.74	†	1.91	†	1.63 †	20

122	123

Financial Highlights (continued)
FIRST INVESTORS INCOME FUNDS

	P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net				Net		Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment				Investment		Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in millions)	Credits		Credits(a)		Income		Expenses		Income		Rate

INVESTMENT GRADE FUND
Class A
2007	$9.52	$.45	$ (.09)	$ .36	$.46	—	$.46	$9.42	3.91%	$271	1.10%		1.11%		4.58%		1.22%		4.46%		50%
2008	9.42	.48	(1.20)	(.72)	.47	—	.47	8.23	(8.12)	268	1.10		1.10		4.80		1.23		4.67		127
2009	8.23	.49	.85	1.34	.47	—	.47	9.10	17.06	325	1.10		1.10		5.29		1.27		5.12		79
2010	9.10	.44	.72	1.16	.45	—	.45	9.81	13.09	405	1.12		1.12		4.75		1.23		4.64		56
2011	9.81	.40	(.16)	.24	.43	—	.43	9.62	2.48	437	1.11		1.11		3.94		1.22		3.83		34
2012(b)	9.62	.18	.25	.43	.21	—	.21	9.84	4.48	481	1.09	†	1.09	†	3.57	†	1.20	†	3.46	†	22

Class B
2007	9.51	.35	(.05)	.30	.40	—	.40	9.41	3.17	22	1.82		1.83		3.86		1.94		3.74		50
2008	9.41	.42	(1.21)	(.79)	.40	—	.40	8.22	(8.78)	17	1.80		1.80		4.10		1.93		3.97		127
2009	8.22	.44	.85	1.29	.40	—	.40	9.11	16.35	16	1.80		1.80		4.59		1.97		4.42		79
2010	9.11	.39	.70	1.09	.39	—	.39	9.81	12.20	14	1.82		1.82		4.05		1.93		3.94		56
2011	9.81	.33	(.16)	.17	.36	—	.36	9.62	1.81	10	1.81		1.81		3.24		1.92		3.13		34
2012(b)	9.62	.15	.24	.39	.18	—	.18	9.83	4.03	9	1.79	†	1.79	†	2.87	†	1.90	†	2.76	†	22

FUND FOR INCOME
Class A
2007	$3.01	$.21	$ (.02)	$ .19	$.21	—	$.21	$2.99	6.38%	$563	1.28%		1.29%		7.00%		N/A		N/A		34%
2008	2.99	.21	(.54)	(.33)	.21	—	.21	2.45	(11.58)	460	1.29		1.29		7.40		1.30		7.39		17
2009	2.45	.20	(.13)	.07	.20	—	.20	2.32	4.28	438	1.38		1.38		9.10		1.42		9.06		73
2010	2.32	.17	.18	.35	.18	—	.18	2.49	15.68	505	1.29		1.29		7.32		1.33		7.28		78
2011	2.49	.17	(.14)	.03	.17	—	.17	2.35	1.00	505	1.27		1.27		6.43		1.30		6.40		75
2012(b)	2.35	.08	.19	.27	.08	—	.08	2.54	11.70	568	1.26	†	1.26	†	6.17	†	1.29	†	6.14	†	29

Class B
2007	3.00	.19	(.01)	.18	.19	—	.19	2.99	5.99	25	1.98		1.99		6.30		N/A		N/A		34
2008	2.99	.19	(.54)	(.35)	.19	—	.19	2.45	(12.25)	15	1.99		1.99		6.70		2.00		6.69		17
2009	2.45	.19	(.13)	.06	.18	—	.18	2.33	3.75	12	2.08		2.08		8.40		2.12		8.36		73
2010	2.33	.16	.16	.32	.16	—	.16	2.49	14.43	11	1.99		1.99		6.62		2.03		6.58		78
2011	2.49	.15	(.13)	.02	.16	—	.16	2.35	.38	8	1.97		1.97		5.75		2.00		5.72		75
2012(b)	2.35	.07	.19	.26	.07	—	.07	2.54	11.35	7	1.96	†	1.96	†	5.47	†	1.99	†	5.44	†	29

*	Calculated without sales charges.
**	Net of expenses waived or assumed by FIMCO and ADM (Note 3).
†	Annualized
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
(b)	For the period October 1, 2011 to March 31, 2012.

124	See notes to financial statements	125

Financial Highlights
FIRST INVESTORS EQUITY FUNDS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.

	P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from						Ratio to Average						Assets Before Expenses
	Net Asset		Net Realized					Net Asset			Net Assets**						Waived or Assumed
	Value,	Net	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Investment	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	Income	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in millions)	Credits		Credits(a)		Income		Expenses	Income	Rate

TOTAL RETURN FUND
Class A
2007	$14.57	$.29	$ 1.40	$ 1.69	$.30	$.10	$.40	$15.86	11.68%	$355	1.32%		1.33%		2.05%		N/A	N/A	40%
2008	15.86	.36	(2.31)	(1.95)	.37	.30	.67	13.24	(12.66)	304	1.34		1.34		2.32		N/A	N/A	59
2009	13.24	.30	.03	.33	.32	—	.32	13.25	2.77	316	1.43		1.43		2.35		N/A	N/A	53
2010	13.25	.28	.95	1.23	.29	—	.29	14.19	9.38	361	1.37		1.37		2.02		N/A	N/A	40
2011	14.19	.31	(.06)	.25	.34	—	.34	14.10	1.65	385	1.33		1.33		1.97		N/A	N/A	36
2012(b)	14.10	.14	2.49	2.63	.16	—	.16	16.57	18.71	478	1.32	†	1.32	†	1.81	†	N/A	N/A	21

Class B
2007	14.36	.14	1.42	1.56	.19	.10	.29	15.63	10.93	34	2.02		2.03		1.35		N/A	N/A	40
2008	15.63	.26	(2.29)	(2.03)	.27	.30	.57	13.03	(13.35)	25	2.04		2.04		1.62		N/A	N/A	59
2009	13.03	.21	.03	.24	.23	—	.23	13.04	2.10	21	2.13		2.13		1.65		N/A	N/A	53
2010	13.04	.18	.94	1.12	.20	—	.20	13.96	8.62	17	2.07		2.07		1.32		N/A	N/A	40
2011	13.96	.19	(.04)	.15	.23	—	.23	13.88	1.01	13	2.03		2.03		1.30		N/A	N/A	36
2012(b)	13.88	.09	2.43	2.52	.10	—	.10	16.30	18.22	12	2.02	†	2.02	†	1.10	†	N/A	N/A	21

VALUE FUND
Class A
2007	$ 7.40	$.10	$ .74	$ .84	$.10	—	$.10	$ 8.14	11.36%	$414	1.32%		1.33%		1.34%		N/A	N/A	8%
2008	8.14	.12	(1.49)	(1.37)	.12	—	.12	6.65	(16.91)	334	1.35		1.35		1.62		N/A	N/A	17
2009	6.65	.11	(.64)	(.53)	.11	—	.11	6.01	(7.81)	308	1.48		1.48		2.14		N/A	N/A	15
2010	6.01	.09	.49	.58	.09	—	.09	6.50	9.76	335	1.38		1.38		1.45		N/A	N/A	21
2011	6.50	.11	(.30)	(.19)	.11	—	.11	6.20	(3.12)	318	1.35		1.35		1.60		N/A	N/A	29
2012(b)	6.20	.05	1.39	1.44	.05	—	.05	7.59	23.22	387	1.33	†	1.33	†	1.46	†	N/A	N/A	22

Class B
2007	7.28	.05	.72	.77	.04	—	.04	8.01	10.64	27	2.02		2.03		.64		N/A	N/A	8
2008	8.01	.07	(1.46)	(1.39)	.07	—	.07	6.55	(17.42)	17	2.05		2.05		.92		N/A	N/A	17
2009	6.55	.08	(.64)	(.56)	.07	—	.07	5.92	(8.43)	12	2.18		2.18		1.44		N/A	N/A	15
2010	5.92	.05	.48	.53	.05	—	.05	6.40	8.97	11	2.08		2.08		.75		N/A	N/A	21
2011	6.40	.06	(.30)	(.24)	.06	—	.06	6.10	(3.87)	8	2.05		2.05		.90		N/A	N/A	29
2012(b)	6.10	.03	1.36	1.39	.02	—	.02	7.47	22.84	8	2.03	†	2.03	†	.76	†	N/A	N/A	22

126	127

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A									R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions												Ratio to Average Net
		Investment Operations			from							Ratio to Average					Assets Before Expenses
	Net Asset	Net	Net Realized				Distributions		Net Asset			Net Assets**					Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net	in Excess of		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Net Investment	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Income	Distributions	Period	Return*	(in millions)	Credits		Credits(a)		Income (Loss)	Expenses		Income (Loss)	Rate

GROWTH & INCOME FUND
Class A
2007	$14.72	$ .08	$ 2.37	$ 2.45	$.07	$ .24	—	$ .31	$16.86	16.78%	$ 808	1.32%		1.32%		.54%	N/A		N/A	23%
2008	16.86	.14	(3.66)	(3.52)	.11	.23	—	.34	13.00	(21.23)	623	1.35		1.35		.94	N/A		N/A	24
2009	13.00	.09	(1.02)	(.93)	.14	.02	—	.16	11.91	(6.93)	578	1.51		1.51		.90	N/A		N/A	26
2010	11.91	.09	.98	1.07	.07	—	—	.07	12.91	9.01	626	1.39		1.39		.68	N/A		N/A	25
2011	12.91	.19	(.14)	.05	.18	—	—	.18	12.78	.25	626	1.34		1.34		1.33	N/A		N/A	24
2012(b)	12.78	.09	3.67	3.76	.10	—	—	.10	16.44	29.48	1,218	1.30	†	1.30	†	1.19 †	N/A		N/A	12

Class B
2007	14.01	(.13)	2.35	2.22	—	.24	—	.24	15.99	15.98	67	2.02		2.02		(.16)	N/A		N/A	23
2008	15.99	.03	(3.47)	(3.44)	.02	.23	—	.25	12.30	(21.82)	41	2.05		2.05		.24	N/A		N/A	24
2009	12.30	.01	(.97)	(.96)	.10	.02	—	.12	11.22	(7.59)	30	2.21		2.21		.20	N/A		N/A	26
2010	11.22	(.03)	.95	.92	—	—	—	—	12.14	8.23	26	2.09		2.09		(.02)	N/A		N/A	25
2011	12.14	.08	(.12)	(.04)	.09	—	—	.09	12.01	(.44)	20	2.04		2.04		.66	N/A		N/A	24
2012(b)	12.01	.04	3.45	3.49	.05	—	—	.05	15.45	29.13	31	2.00	†	2.00	†	.48 †	N/A		N/A	12

GLOBAL FUND
Class A
2007	$ 7.76	$ —	$ 1.87	$ 1.87	$.05	$ .76	$ —	$ .81	$ 8.82	26.43%	$ 323	1.70%		1.70%		(.07)%	1.70%		(.07)%	134%
2008	8.82	.03	(1.97)	(1.94)	.01	1.12	—	1.13	5.75	(25.44)	249	1.70		1.70		.39	1.73		.36	133
2009	5.75	.02	—	.02	.02	—	.02	.04	5.73	.53	249	1.90		1.90		.38	1.93		.35	141
2010	5.73	—	.42	.42	.01	—	—	.01	6.14	7.33	269	1.72		1.72		.04	1.75		.01	92
2011	6.14	.01	(.61)	(.60)	—	—	—	—	5.54	(9.77)	241	1.67		1.67		.18	1.70		.15	103
2012(b)	5.54	.01	1.30	1.31	.02	—	—	.02	6.83	23.61	293	1.68	†	1.68	†	.17 †	1.71	†	.14 †	46

Class B
2007	7.14	(.16)	1.81	1.65	.05	.76	—	.81	7.98	25.57	14	2.40		2.40		(.77)	2.40		(.77)	134
2008	7.98	(.02)	(1.75)	(1.77)	—	1.12	—	1.12	5.09	(25.91)	9	2.40		2.40		(.31)	2.43		(.34)	133
2009	5.09	(.03)	—	(.03)	.01	—	.02	.03	5.03	(.37)	7	2.60		2.60		(.32)	2.63		(.35)	141
2010	5.03	(.06)	.39	.33	—	—	—	—	5.36	6.56	7	2.42		2.42		(.66)	2.45		(.69)	92
2011	5.36	(.09)	(.46)	(.55)	—	—	—	—	4.81	(10.26)	5	2.37		2.37		(.55)	2.40		(.58)	103
2012(b)	4.81	(.05)	1.17	1.12	.01	—	—	.01	5.92	23.24	5	2.38	†	2.38	†	(.55 )†	2.41	†	(.58 )†	46

128	129

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
					Less Distributions											Ratio to Average Net
		Investment Operations			from						Ratio to Average					Assets Before Expenses
	Net Asset	Net	Net Realized					Net Asset			Net Assets**					Waived or Assumed
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net		Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment		Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in millions)	Credits		Credits(a)		Income (Loss)	Expenses	Income (Loss)	Rate

SELECT GROWTH FUND††
Class A
2007	$ 9.26	$(.04)	$ 1.75	$ 1.71	—	$ .76	$ .76	$10.21	19.81%	$243	1.47%		1.47%		(.46)%	N/A	N/A	169%
2008	10.21	(.04)	(2.06)	(2.10)	—	1.42	1.42	6.69	(23.84)	207	1.46		1.47		(.52)	N/A	N/A	99
2009	6.69	(.02)	(1.34)	(1.36)	—	—	—	5.33	(20.33)	170	1.67		1.67		(.51)	N/A	N/A	120
2010	5.33	(.03)	.49	.46	—	—	—	5.79	8.63	184	1.56		1.56		(.48)	N/A	N/A	98
2011	5.79	(.02)	.54	.52	—	—	—	6.31	8.98	203	1.45		1.45		(.28)	N/A	N/A	62
2012(b)	6.31	(.02)	1.71	1.69	—	—	—	8.00	26.78	266	1.42	†	1.42	†	(.45 )†	N/A	N/A	29

Class B
2007	8.89	(.11)	1.68	1.57	—	.76	.76	9.70	19.00	25	2.17		2.17		(1.16)	N/A	N/A	169
2008	9.70	(.09)	(1.94)	(2.03)	—	1.42	1.42	6.25	(24.43)	18	2.16		2.17		(1.22)	N/A	N/A	99
2009	6.25	(.06)	(1.25)	(1.31)	—	—	—	4.94	(20.96)	10	2.37		2.37		(1.21)	N/A	N/A	120
2010	4.94	(.07)	.46	.39	—	—	—	5.33	7.90	8	2.26		2.26		(1.18)	N/A	N/A	98
2011	5.33	(.07)	.51	.44	—	—	—	5.77	8.26	7	2.15		2.15		(.98)	N/A	N/A	62
2012(b)	5.77	(.04)	1.57	1.53	—	—	—	7.30	26.52	7	2.12	†	2.12	†	(1.16)†	N/A	N/A	29

OPPORTUNITY FUND†††
Class A
2007	$28.14	$ .16	$ 4.35	$ 4.51	$ —	$1.33	$1.33	$31.32	16.57%	$481	1.38%		1.38%		.52%	N/A	N/A	50%
2008	31.32	—	(5.53)	(5.53)	.14	2.66	2.80	22.99	(19.40)	377	1.39		1.40		(.01)	N/A	N/A	40
2009	22.99	.01	(1.61)	(1.60)	—	.63	.63	20.76	(6.24)	355	1.58		1.58		.09	N/A	N/A	35
2010	20.76	.05	2.65	2.70	—	—	—	23.46	13.01	402	1.44		1.44		.24	N/A	N/A	40
2011	23.46	.17	.49	.66	.05	—	.05	24.07	2.77	415	1.36		1.36		.62	N/A	N/A	37
2012(b)	24.07	.06	6.81	6.87	.17	.89	1.06	29.88	29.20	535	1.35	†	1.35	†	.46 †	N/A	N/A	18

Class B
2007	25.72	(.05)	3.97	3.92	—	1.33	1.33	28.31	15.80	50	2.08		2.08		(.18)	N/A	N/A	50
2008	28.31	(.21)	(4.89)	(5.10)	.14	2.66	2.80	20.41	(19.99)	32	2.09		2.10		(.71)	N/A	N/A	40
2009	20.41	(.10)	(1.47)	(1.57)	—	.63	.63	18.21	(6.90)	23	2.28		2.28		(.61)	N/A	N/A	35
2010	18.21	(.14)	2.37	2.23	—	—	—	20.44	12.25	20	2.14		2.14		(.52)	N/A	N/A	40
2011	20.44	(.10)	.52	.42	.01	—	.01	20.85	2.04	15	2.06		2.06		(.04)	N/A	N/A	37
2012(b)	20.85	(.04)	5.88	5.84	.13	.89	1.02	25.67	28.73	15	2.05	†	2.05	†	(.28 )†	N/A	N/A	18

130	131

Financial Highlights (continued)
FIRST INVESTORS EQUITY FUNDS

	P E R S H A R E D A T A								R A T I O S / S U P P L E M E N T A L D A T A
																Ratio to Average Net
					Less Distributions						Ratio to Average					Assets Before Expenses
		Investment Operations			from						Net Assets**					Waived or Assumed
	Net Asset	Net	Net Realized					Net Asset
	Value,	Investment	and Unrealized	Total from	Net	Net		Value,		Net Assets	Net Expenses		Net Expenses		Net			Net	Portfolio
	Beginning	Income	Gain (Loss) on	Investment	Investment	Realized	Total	End of	Total	End of Period	After Fee		Before Fee		Investment			Investment	Turnover
	of Period	(Loss)	Investments	Operations	Income	Gain	Distributions	Period	Return*	(in millions)	Credits		Credits(a)		Income (Loss)	Expenses		Income (Loss)	Rate

SPECIAL SITUATIONS FUND
Class A
2007	$22.62	$(.06)	$ 3.59	$ 3.53	$ —	$1.88	$1.88	$24.27	16.30%	$295	1.46%		1.46%		(.27)%	1.61%		(.42)%	64%
2008	24.27	.03	(2.93)	(2.90)	—	1.22	1.22	20.15	(12.67)	258	1.49		1.50		.14	1.61		.02	52
2009	20.15	.03	(1.23)	(1.20)	.02	.53	.55	18.40	(5.28)	246	1.64		1.64		.22	1.82		.04	55
2010	18.40	(.05)	2.31	2.26	—	—	—	20.66	12.28	274	1.52		1.52		(.28)	1.65		(.41)	64
2011	20.66	.03	1.03	1.06	—	—	—	21.72	5.13	285	1.44		1.44		.13	1.54		.03	73
2012(b)	21.72	(.02)	5.69	5.67	.03	1.76	1.79	25.60	27.15	359	1.42	†	1.42	†	(.13 )†	1.52	†	(.23 )†	16
Class B
2007	20.57	(.22)	3.26	3.04	—	1.88	1.88	21.73	15.48	18	2.16		2.16		(.97)	2.31		(1.12)	64
2008	21.73	(.13)	(2.57)	(2.70)	—	1.22	1.22	17.81	(13.26)	12	2.19		2.20		(.56)	2.31		(.68)	52
2009	17.81	(.10)	(1.09)	(1.19)	—	.53	.53	16.09	(5.99)	9	2.34		2.34		(.48)	2.52		(.66)	55
2010	16.09	(.25)	2.11	1.86	—	—	—	17.95	11.56	8	2.22		2.22		(.94)	2.35		(1.07)	64
2011	17.95	(.13)	.92	.79	—	—	—	18.74	4.40	6	2.14		2.14		(.55)	2.24		(.65)	73
2012(b)	18.74	(.09)	4.88	4.79	—	1.76	1.76	21.77	26.74	6	2.12	†	2.12	†	(.81 )†	2.22	†	(.91 )†	16

INTERNATIONAL FUND
Class A
2007	$10.71	$ .08	$ 2.46	$ 2.54	$ —	$ .07	$ .07	$13.18	23.84%	$ 96	2.50%		2.50%		(.05)%	2.35%		.10%	67%
2008	13.18	.07	(3.45)	(3.38)	—	.32	.32	9.48	(26.37)	105	1.95		1.95		.20	1.94		.20	122
2009	9.48	.29	(.74)	(.45)	.13	—	.13	8.90	(4.52)	108	2.20		2.20		1.16	N/A		N/A	60
2010	8.90	.15	1.15	1.30	.02	—	.02	10.18	14.63	130	1.97		1.97		1.33	N/A		N/A	32
2011	10.18	.12	(.59)	(.47)	.17	—	.17	9.54	(4.70)	128	1.88		1.88		1.20	N/A		N/A	30
2012(b)	9.54	.03	1.76	1.79	.16	—	.16	11.17	18.91	156	1.82	†	1.82	†	.59 †	N/A		N/A	21
Class B
2007	10.70	—	2.44	2.44	—	.07	.07	13.07	22.93	4	3.20		3.20		(.75)	3.05		(.60)	67
2008	13.07	(.02)	(3.40)	(3.42)	—	.32	.32	9.33	(26.91)	4	2.65		2.65		(.50)	2.64		(.50)	122
2009	9.33	.22	(.72)	(.50)	.12	—	.12	8.71	(5.19)	3	2.90		2.90		.46	N/A		N/A	60
2010	8.71	.08	1.12	1.20	—	—	—	9.91	13.78	4	2.67		2.67		.59	N/A		N/A	32
2011	9.91	.01	(.52)	(.51)	.16	—	.16	9.24	(5.30)	3	2.58		2.58		.30	N/A		N/A	30
2012(b)	9.24	(.05)	1.74	1.69	.14	—	.14	10.79	18.45	3	2.52	†	2.52	†	(.46 )†	N/A		N/A	21

*	Calculated without sales charges.
**	Net of expenses waived or assumed by FIMCO (Note 3).
†	Annualized
††	Prior to May 7, 2007, known as All-Cap Growth Fund.
†††	Prior to January 31, 2008, known as Mid-Cap Opportunity Fund.
(a)	The ratios do not include a reduction of expenses from cash balances maintained with the custodian or from brokerage service arrangements (Note 1G).
(b)	For the period October 1, 2011 to March 31, 2012.

132	133

Report of Independent Registered Public
Accounting Firm

To the Shareholders and Board of Trustees of
First Investors Income Funds and First Investors Equity Funds

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income (each a series of First Investors Income Funds), and the Total Return Fund, Value Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund, and International Fund (each a series of First Investors Equity Funds), as of March 31, 2012, the related statements of operations, the statements of changes in net assets, and the financial highlights for each of the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2012, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation requests, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

134

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Cash Management Fund, Government Fund, Investment Grade Fund, Fund For Income, Total Return Fund, Value Fund, Growth & Income Fund, Global Fund, Select Growth Fund, Opportunity Fund, Special Situations Fund and International Fund, as of March 31, 2012, and the results of their operations, changes in their net assets, and their financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania
May 25, 2012

135

FIRST INVESTORS INCOME FUNDS
FIRST INVESTORS EQUITY FUNDS

Trustees
Charles R. Barton, III

Stefan L. Geiringer

Robert M. Grohol

Christopher H. Pinkerton

Arthur M. Scutro, Jr.

Mark R. Ward

Officers
Christopher H. Pinkerton
President

Marc S. Milgram
Chief Compliance Officer

Joseph I. Benedek
Treasurer

Mark S. Spencer
Assistant Treasurer

Mary C. Carty
Secretary

Carol Lerner Brown
Assistant Secretary

136

Shareholder Information

Investment Adviser	Underwriter
First Investors Management	First Investors Corporation
Company, Inc.	110 Wall Street
110 Wall Street	New York, NY 10005
New York, NY 10005

Subadviser	Custodian
(Fund For Income)	(Income Funds)
Muzinich & Co., Inc.	The Bank of New York Mellon
450 Park Avenue	One Wall Street
New York, NY 10022	New York, NY 10286

Subadviser	Custodian
(Global Fund)	(Equity Funds)
Wellington Management	Brown Brothers Harriman & Co.
Company, LLP	40 Water Street
280 Congress Street	Boston, MA 02109
Boston, MA 02210

Subadviser	Transfer Agent
(Select Growth Fund)	Administrative Data Management Corp.
Smith Asset Management Group, L.P.	Raritan Plaza I — 8th Floor
100 Crescent Court	Edison, NJ 08837-3620
Dallas, TX 75201

Subadviser	Independent Registered Public
(Special Situations Fund)	Accounting Firm
Paradigm Capital Management, Inc.	Tait, Weller & Baker LLP
Nine Elk Street	1818 Market Street
Albany, NY 12207	Philadelphia, PA 19103

Subadviser	Legal Counsel
(International Fund)	K&L Gates LLP
Vontobel Asset Management, Inc.	1601 K Street, N.W.
1540 Broadway, 38th Floor	Washington, D.C. 20006
New York, NY 10036

137

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio’s securities is available, without charge, upon request by calling toll free 1-800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission’s (“SEC”) internet website at http://www.sec.gov. In addition, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available, without charge, upon request in writing or by calling 1-800-423-4026 and on the SEC’s internet website at http://www.sec.gov.

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q for the first and third quarters of each fiscal year. The Funds’ Form N-Q is available on the SEC’s website at http://www.sec.gov; and may also be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The schedule of portfolio holdings is available, without charge, upon request in writing or by calling 1-800-423-4026.

138

NOTES

139

NOTES

140

Item 2.	Code of Ethics

Not applicable

Item 3.	Audit Committee Financial Expert

Not applicable

Item 4.	Principal Accountant Fees and Services

Not applicable

Item 5.	Audit Committee of Listed Registrants

Not applicable

Item 6.	Schedule of Investments

Schedule of investments is included as part of the report to shareholders filed under
Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies & Procedures for
Closed-End Management Investment Companies

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management
Investment Companies and Affiliated Purchasers

Not applicable

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedure by which shareholders may recommend nominees to the Registrant's Board of Trustees.

Item 11. Controls and Procedures

(a) The Registrant's Principal Executive Officer and Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the
Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits

(a)(1) Code of Ethics - Not applicable

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Income Funds

By	/S/	CHRISTOPHER H. PINKERTON
Christopher H. Pinkerton
President and Principal Executive Officer

Date:	May 30, 2012

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the
Registrant and in the capacities and on the dates indicated.

By	/S/	CHRISTOPHER H. PINKERTON
Christopher H. Pinkerton
President and Principal Executive Officer

By	/S/	JOSEPH I. BENEDEK
Joseph I. Benedek
Treasurer and Principal Financial Officer

Date:	May 30, 2012